File No. 333-89236
Filed on April 30, 2014	File No. 811-21104

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	14	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	28	☒

(Check appropriate box or boxes)

VARIABLE ANNUITY ACCOUNT A
(Advisor Designs)
(Exact Name of Registrant)

First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)

800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code:
1-800-355-4570

Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001
(Name and address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2014, pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on May 1, 2014, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus
May 1, 2014

ADVISORDESIGNS® VARIABLE ANNUITY

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, Inc.

7910	32-79102-00 2014/05/01

ADVISORDESIGNS® VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By: First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Ave., Suite 641 N Rye Brook, NY 10573 1-800-355-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the AdvisorDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your purchase payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:

•	Direxion Dynamic VP HY Bond

•	Dreyfus VIF International Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment-Grade Bond

•	Franklin Smail-Mid Cap Growth VIP Fund (formerly Franklin Small-Mid Cap Growth Securities)

•	Guggenheim VIF All Cap Value

•	Guggenheim VIF CLS AdvisorOne Amerigo

•	Guggenheim VIF CLS AdvisorOne Clermont

•	Guggenheim VIF CLS AdvisorOne Select Allocation

•	Guggenheim VIF Large Cap Value

•	Guggenheim VIF Long Short (formerly Guggenheim VT U.S. Long Short Momentum)

•	Guggenheim VIF Mid Cap Value

•	Guggenheim VIF Multi-Hedge Strategies

•	Guggenheim VIF Small Cap Value

•	Guggenheim VIF StylePlus Mid Growth

•	Guggenheim VIF World Equity Income (formerly Guggenheim VT MSCI EAFE Equal Weight)

•	Invesco V.I. American Franchise

•	Invesco V.I. Government Securities

•	Invesco V.I. International Growth

•	Invesco V.I. Mid Cap Core Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Large Cap Value

•	Oppenheimer Main Street Small Cap Fund®/VA

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Total Return

•	Rydex VIF Banking

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses and summary prospectuses for the Underlying Funds by contacting the Company’s Administrative Office at 1-800-888-2461.

Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2014

7910	Protected by U.S. Patent No. 7,251,623 B1.	32-79102-00 2014/05/01

•	Rydex VIF Basic Materials

•	Rydex VIF Biotechnology

•	Rydex VIF Commodities Strategy

•	Rydex VIF Consumer Products

•	Rydex VIF Dow 2x Strategy

•	Rydex VIF Electronics

•	Rydex VIF Energy

•	Rydex VIF Energy Services

•	Rydex VIF Europe 1.25x Strategy

•	Rydex VIF Financial Services

•	Rydex VIF Government Long Bond 1.2x Strategy

•	Rydex VIF Health Care

•	Rydex VIF Internet

•	Rydex VIF Inverse Dow 2x Strategy

•	Rydex VIF Inverse Government Long Bond Strategy

•	Rydex VIF Inverse Mid-Cap Strategy

•	Rydex VIF Inverse NASDAQ-100® Strategy

•	Rydex VIF Inverse Russell 2000® Strategy

•	Rydex VIF Inverse S&P 500 Strategy

•	Rydex VIF Japan 2x Strategy

•	Rydex VIF Leisure

•	Rydex VIF Mid Cap 1.5x Strategy

•	Rydex VIF NASDAQ-100®

•	Rydex VIF NASDAQ-100® 2x Strategy

•	Rydex VIF Nova

•	Rydex VIF Precious Metals

•	Rydex VIF Real Estate

•	Rydex VIF Retailing

•	Rydex VIF Russell 2000® 1.5x Strategy

•	Rydex VIF Russell 2000® 2x Strategy

•	Rydex VIF S&P 500 2x Strategy

•	Rydex VIF S&P 500 Pure Growth

•	Rydex VIF S&P 500 Pure Value

•	Rydex VIF VT S&P MidCap 400 Pure Growth

•	Rydex VIF S&P MidCap 400 Pure Value

•	Rydex VIF S&P SmallCap 600 Pure Growth

•	Rydex VIF S&P SmallCap 600 Pure Value

•	Rydex VIF Strengthening Dollar 2x Strategy

•	Rydex VIF Technology

•	Rydex VIF Telecommunications

•	Rydex VIF Transportation

•	Rydex VIF U.S. Government Money Market

•	Rydex VIF Utilities

•	Rydex VIF Weakening Dollar 2x Strategy

•	Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities)

•	Templeton Foreign VIP Fund (formerly Templeton Foreign Securities)

•	Wells Fargo Advantage Opportunity VT

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2014 , which has been filed with the Securities and Exchange Commission (“SEC”), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus or summary prospectus for any of the Underlying Funds by writing the Company at P.O. Box 750497, Topeka, KS 66675-0497, or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 51 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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The Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.

Automatic Investment Program — A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Bonus Credit — For certain Contracts issued between May 1, 2005 and December 31, 2007, an amount added to Contract Value.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

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Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is divided into accounts referred to as Subaccounts. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Underlying Funds currently available under the Contract are as follows:

•	Direxion Dynamic VP HY Bond

•	Dreyfus VIF International Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment-Grade Bond

•	Franklin Small-Mid Cap Growth VIP Fund (formerly Franklin Small-Mid Cap Growth Securities)

•	Guggenheim VIF All Cap Value

•	Guggenheim VIF CLS AdvisorOne Amerigo

•	Guggenheim VIF CLS AdvisorOne Clermont

•	Guggenheim VIF CLS AdvisorOne Select Allocation

•	Guggenheim VIF Large Cap Value

•	Guggenheim VIF Long Short Equity (formerly Guggenheim VT U.S. Long Short Momentum)

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•	Guggenheim VIF Mid Cap Value

•	Guggenheim VIF Multi-Hedge Strategies

•	Guggenheim VIF Small Cap Value

•	Guggenheim VIF StylePlus Mid Growth

•	Guggenheim VIF World Equity Income (formerly Guggenheim VT MSCI EAFE Equal Weight)

•	Invesco V.I. American Franchise

•	Invesco V.I. Government Securities

•	Invesco V.I. International Growth

•	Invesco V.I. Mid Cap Core Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Large Cap Value

•	Oppenheimer Main Street Small Cap Fund®/VA

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Total Return

•	Rydex VIF Banking

•	Rydex VIF Basic Materials

•	Rydex VIF Biotechnology

•	Rydex VIF Commodities Strategy

•	Rydex VIF Consumer Products

•	Rydex VIF Dow 2x Strategy

•	Rydex VIF Electronics

•	Rydex VIF Energy

•	Rydex VIF Energy Services

•	Rydex VIF Europe 1.25x Strategy

•	Rydex VIF Financial Services

•	Rydex VIF Government Long Bond 1.2x Strategy

•	Rydex VIF Health Care

•	Rydex VIF Internet

•	Rydex VIF Inverse Dow 2x Strategy

•	Rydex VIF Inverse Government Long Bond Strategy

•	Rydex VIF Inverse Mid-Cap Strategy

•	Rydex VIF Inverse NASDAQ-100® Strategy

•	Rydex VIF Inverse Russell 2000® Strategy

•	Rydex VIF Inverse S&P 500 Strategy

•	Rydex VIF Japan 2x Strategy

•	Rydex VIF Leisure

•	Rydex VIF Mid Cap 1.5x Strategy

•	Rydex VIF NASDAQ-100®

•	Rydex VIF NASDAQ-100® 2x Strategy

•	Rydex VIF Nova

•	Rydex VIF Precious Metals

•	Rydex VIF Real Estate

•	Rydex VIF Retailing

•	Rydex VIF Russell 2000® 1.5x Strategy

•	Rydex VIF Russell 2000® 2x Strategy

•	Rydex VIF S&P 500 2x Strategy

•	Rydex VIF S&P 500 Pure Growth

•	Rydex VIF S&P 500 Pure Value

•	Rydex VIF S&P MidCap 400 Pure Growth

•	Rydex VIF S&P MidCap 400 Pure Value

•	Rydex VIF S&P SmallCap 600 Pure Growth

•	Rydex VIF S&P SmallCap 600 Pure Value

•	Rydex VIF Strengthening Dollar 2x Strategy

•	Rydex VIF Technology

•	Rydex VIF Telecommunications

•	Rydex VIF Transportation

•	Rydex VIF U.S. Government Money Market

•	Rydex VIF Utilities

•	Rydex VIF Weakening Dollar 2x Strategy

•	Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities )

•	Templeton Foreign VIP Fund (formerly Templeton Foreign Securities )

•	Wells Fargo Advantage Opportunity VT

You may allocate your purchase payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial purchase payment must be at least $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on a variable basis. See “Annuity Period.”

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Optional Riders — Upon your application for the Contract, you may select one or more of the following riders (provided, however, that you may not select riders with total rider charges in excess of 2.00%, for riders elected prior to February 1, 2010):

•	Annual Stepped Up Death Benefit;

•	Extra Credit at 4%; or

•	0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under “Optional Riders.”

Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

For information on riders that are no longer available for purchase, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Charges and Deductions — The Company does not deduct a sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of purchase payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The amount of the charge will depend on how long your purchase payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each purchase payment and Bonus Credit is considered to have a certain “age,” depending on the length of time since the purchase payment or Bonus Credit was effective. A purchase payment or Bonus Credit is “age one” in the year beginning on the date the purchase payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

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Purchase Payment or Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of purchase payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds; (2) annuity payments under options 1 through 6; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See “Contingent Deferred Sales Charge.”

Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	1.10%
At least $25,000 but less than $100,000	0.95%
$100,000 or more	0.85%

During the Annuity Period the mortality and expense risk charge is 1.25%, on an annual basis, in lieu of the amounts set forth above, and is deducted daily. See “Mortality and Expense Risk Charge.”

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

For information on rider charges please see “Optional Rider Charges” in the Expense Table.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See “Administration Charge.”

Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See “Account Administration Charge.”

Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”

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Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus or summary prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

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Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%1
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Account Administration Charge	$302
Separate Account Annual Expenses (as a percentage of average Contract Value)
Annual Mortality and Expense Risk Charge	1.10%3
Annual Administration Charge	0.60%4
Maximum Annual Charge for Optional Riders	2.00%5
Total Separate Account Annual Expenses	3.70%
1    The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments and/or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

2    An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

3    The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 1.10%; At least $25,000 but less than $100,000 – 0.95%; $100,000 or more – 0.85%. Any mortality and expense risk charge above the minimum charge of 0.85% is deducted from your Contract Value on a monthly basis. During the Annuity Period, however, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under “Mortality and Expense Risk Charge.”

4    The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See “Administration Charge” for more information.

5    You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total rider charges that exceed 2.00% of Contract Value, for riders elected prior to February 1, 2010.

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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available for Purchase with the Contract:
Annual Stepped Up Death Benefit Rider	0.25%
4 % Extra Credit Rider2	0.55%
Alternative Withdrawal Charge Rider (0-Year)	0.70%3
Alternative Withdrawal Charge Rider (4-Year)	0.60%3
Riders Available for Purchase ONLY Prior to February 1, 2010:
3% Guaranteed Minimum Income Benefit Rider	0.25%
5% Guaranteed Minimum Income Benefit Rider	0.40%
Guaranteed Minimum Withdrawal Benefit Rider1	0.55%1
3% Extra Credit Rider2	0.40%
5% Extra Credit Rider2	0.70%
1    The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” in Appendix B – Riders Available For Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00%, for riders elected prior to February 1, 2010.

2    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

3    If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.35%	3.59%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)	0.35%	3.59%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2013, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2013.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,344	$2,625	$3,771	$6,516
If you do not surrender or you annuitize your Contract	$ 722	$2,117	$3,448	$6,516

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,042	$1,790	$2,456	$4,260
If you do not surrender or you annuitize your Contract	$ 408	$1,237	$2,081	$4,260

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”), and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services and industrial distribution.

The Principal Underwriter for the Contract is Security Distributors, Inc. (“SDI”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable

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annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Certain Underlying Funds may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets.  Following hedging strategies as a way to manage a fund’s exposure to equity market volatility could limit the upside participation of the fund in rising equity markets relative to other funds. Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”).  As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return.  In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses and summary prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used

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for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. The Company and SDI anticipate they will receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a

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Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated purchase payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The

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Company reserves the right to reject an application or purchase payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders; (provided, however, that you may not select riders with total rider charges in excess of 2.00%, for riders elected prior to February 1, 2010):

•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4%; or
•	0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.

For information on riders that are no longer available for purchase, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Annual Stepped Up Death Benefit — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.
The sum of all purchase payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

•	The Contract Value on each Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

•	Any purchase payments received by the Company since the applicable Contract Anniversary; less

•
An adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges and any forfeited credit enhancements, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment for each Designated Beneficiary are not received by the Company at its Administrative Office within 12 months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary(ies)

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 can show that it was not reasonably possible to furnish due proof of death and instructions regarding payment within 12 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under “Death Benefit.”

Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of purchase payments, as elected in the application, will be added to Contract Value for each purchase payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider’s date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1.	The amount of the withdrawal, including any withdrawal charges and any forfeited credit enhancements, less the Free Withdrawal Amount, by

2.	Contract Value immediately prior to the withdrawal.

The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See “Free-Look Right.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders.

The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make purchase payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all purchase payments are made during the first Contract Year when the Credit Enhancement is applied to purchase payments. If purchase payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

If your actual returns are greater than the amounts set forth below and you make no purchase payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional purchase payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

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Interest Rate	Rate of Return (net of expenses)
3%	-5.00%
4%	-1.50%
5%	0.80%
*Effective February 1, 2010, the 3% and 5% Credit Enhancement are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a tax-qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a tax-qualified Contract.

Alternate Withdrawal Charge — This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See “Extra Credit.”

Riders Available for Purchase Only Prior to February 1, 2010 — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 for a description of these riders.

Purchase Payments — The minimum initial purchase payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500. The minimum subsequent purchase payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum purchase payment requirement under certain circumstances. The Company will not accept, without prior Company approval, aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. The application form will be provided by the Company. If you submit your application and/or initial purchase payment to your registered representative, the Company will not begin processing the application and initial purchase payment until the Company receives them from your registered representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your purchase payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the purchase payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract and/or apply the purchase payment to your Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

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The Company generally will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent purchase payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program. The initial purchase payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent purchase payment to your registered representative, the Company will not begin processing the purchase payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the purchase payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future purchase payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Bonus Credit — During the period that began May 1, 2005 and ended December 31, 2007, the Company paid a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007; (2) the Contract was issued without an Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger. The Company applied the Bonus Credit at the time the initial Purchase Payment was effective and allocated it among the Subaccounts in the same proportion as the initial purchase payment. This rider is no longer available. There is no additional charge for the 2% Bonus Credit.

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on

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a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis (or a quarter if transfers were made on a quarterly, semiannual or annual basis), before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset

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Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value —You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II, Guggenheim VIF CLS AdvisorOne Amerigo, Guggenheim VIF CLS AdvisorOne Clermont, Guggenheim VIF CLS AdvisorOne Select Allocation and all Rydex VIF Subaccounts, which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you have made (within a period of Calendar days) ;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

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If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owner or Participants, which may have a negative impact on such other Owners and Participants.

In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).  The round trip transfers restriction applies only to Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

If you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only to Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferr money out of the Guggenheim VIF Mid Cap Value subaccount on April  16th, the 30 day restriction begins on April  17th and ends on May  16th, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May  17th. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
Direxion Dynamic VP HY Bond	Unlimited
Dreyfus VIF International Value	60 days
Federated Fund for U.S. Government Securities II	Unlimited
Fidelity® VIP Contrafund, Fidelity® VIP Growth Opportunities, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond	60 days
Franklin Small-Mid Cap Growth VIP Fund	30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity , Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Amerigo, Guggenheim VIF CLS AdvisorOne Clermont, Guggenheim VIF CLS AdvisorOne Select Allocation	Unlimited
Invesco V.I. American Franchise, Invesco V.I. Government Securities, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Large Cap Value	30 days
Oppenheimer Main Street Small Cap Fund©/VA	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return	30 days
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100 Strategy, Rydex VIF Inverse Russell 2000 Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100, Rydex VIF NASDAQ-100 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000 1.5x Strategy, Rydex VIF Russell 2000 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
Templeton Developing Markets VIP Fund , Templeton Foreign VIP Fund	30 days
Wells Fargo Advantage Opportunity VT	60 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses or summary prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future.

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You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block-restrictions or the number of "round trip transfers” into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocation to certain Subaccounts (as noted below). Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II, Guggenheim VIF CLS AdvisorOne Amerigo, Guggenheim VIF CLS AdvisorOne Clermont, Guggenheim VIF CLS AdvisorOne Select Allocation and all Rydex VIF Subaccounts, which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

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Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of purchase payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits allocated to the particular Subaccount, by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the purchase payment is credited.

In addition to purchase payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions other than transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the base mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.

The base mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the base charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the base mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon

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reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

Any transfer requests involving your Contract, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. The Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) are permitted after the Annuity Start Date only under Annuity Option 5 (unless the Owner has elected fixed annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from purchase payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium tax.

The Company requires the signature of all Owners on any request for withdrawal. The Company requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

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A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from purchase payments and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge“ and “Extra Credit.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

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The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge or any forfeited credit enhancements, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans” and “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1.
The sum of all purchase payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Bonus Credit was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).

If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any pro rata account administration charge, any

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uncollected premium tax, and if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2, above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

       The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

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Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from purchase payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract. Purchase Payments include Bonus Credits for purposes of assessing the withdrawal charge.

The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

The withdrawal charge applies to the portion of any withdrawal, consisting of purchase payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce purchase payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The amount of the charge will depend on how long your purchase payments and/or Bonus Credits have been held under the Contract. Each purchase payment and/or Bonus Credit you make is considered to have a certain “age,” depending on the length of time since the purchase payment and/or Bonus Credit was effective. A purchase payment is “age one” in the year beginning on the date the purchase payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment and Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The Company will deduct the withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount

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withdrawn from the Contract, exceed 7% of purchase payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	1.10%
At least $25,000 but less than $100,000	0.95%
$100,000 or more	0.85%

During the Annuity Period the annual mortality and expense risk charge is 1.25% during the Annuity Period, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge —The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount’s average daily net assets. The administration charge varies by Subaccount and is 0.25% for the Guggenheim VIF All Cap Value, Guggenheim VIF Large Cap Value, Guggenheim VIF Mid Cap Value, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Mid Growth , and Guggenheim VIF World Equity Income Subaccounts; 0.35% for the Invesco V.I. International Growth and Invesco V.I. Mid Cap Core Equity Subaccounts; 0.40% for the Direxion Dynamic VP HY Bond, Dreyfus VIF International Value and Oppenheimer Main Street Small Cap Fund®/VA; 0.45% for Guggenheim VIF Long Short Equity, Guggenheim VIF Multi-Hedge Strategies, Invesco V.I. Government Securities, Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF

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Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy; 0.50% for the Federated High Income Bond II, Fidelity® VIP Contrafund®, Fidelity VIP Growth Opportunities, Fidelity® VIP Investment-Grade Bond, Guggenheim VIF CLS AdvisorOne Amerigo, Guggenheim VIF CLS AdvisorOne Clermont, and Guggenheim VIF CLS AdvisorOne Select Allocation Subaccounts; 0.55% for the Fidelity® VIP Index 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return, and Wells Fargo Advantage Opportunity VT Subaccounts; and 0.60% for the Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth VIP Fund , Invesco V.I. American Franchise, Neuberger Berman AMT Guardian, Neuberger Berman AMT Large Cap Value, Templeton Developing Markets VIP Fund , and Templeton Foreign VIP Fund Subaccounts. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See ”Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a purchase payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

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Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.

The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. (You may not select riders with total charges in excess of 2.00% of Contract Value, for riders elected prior to February 1, 2010.)

As noted in the table, certain riders are no longer available for purchase. For more information on these riders, see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010.

Optional Rider Expenses (as a percentage of Contract Value)
Riders Available for Purchase with the Contract:	Annual Rider Charge
Annual Stepped Up Death Benefit Rider	0.25%
4 % Extra Credit Rider2	0.55%
Alternative Withdrawal Charge Rider (0-Year)	0.70%3
Alternative Withdrawal Charge Rider (4-Year)	0.60%3
Riders Available for Purchase ONLY Prior to February 1, 2010:
3% Guaranteed Minimum Income Benefit Rider	0.25%
5% Guaranteed Minimum Income Benefit Rider	0.40%
Guaranteed Minimum Withdrawal Benefit Rider1	0.55%1
3% Extra Credit Rider2	0.40%
5% Extra Credit Rider2	0.70%
1    The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” in Appendix  B  – Riders Available For Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00%, for riders elected prior to February 1, 2010.

2    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

3    If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus and summary prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

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Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant’s 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available only as a variable Annuity for use with the Subaccounts. (A fixed Annuity is available only under the provisions of the Guaranteed Minimum Income Benefit Rider.) Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. Once annuity payments have commenced under Annuity Option 5, an Owner also cannot change the Annuity Option but can make partial withdrawals or surrender his or her annuity for the Withdrawal Value.

Under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax adviser before requesting a withdrawal after the annuity starting

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date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.

Option 5 —Period Certain. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if

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both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant.

The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant’s 90th birthday or the tenth annual Contract Anniversary.

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More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-Natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary, if a natural person, will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who, if a natural person, is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your purchase payment checks have been honored by your bank.

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If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals or a withdrawal made to pay the fees of your investment adviser), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

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Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those

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described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract

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is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

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Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions

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are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.  By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($96,000 for a married couple filing a joint return and $60,000 for a single taxpayer in 2014). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $181,000 and $191,000 in 2014. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bear to the expected return under the IRA.

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Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements .

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $114,000  to $129,000  in adjusted gross income for 2014 ($181,000 to $191,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed , but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contributions is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a 401, 403(b) or governmental 457 plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee’s spouse (or employee’s former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. A 401, 403(b) or governmental 457 plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a

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designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from a 403(b) plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax adviser.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a 403(b) plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations —

Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2014, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship

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or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Distributions from non-qualified annuity contracts are considered ”investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold. Please consult a tax advisor for more information.

Possible Tax Law Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company’s investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser’s fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

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It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company’s management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

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You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your purchase payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Reallocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By signing the application, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company

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pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2013, 2012, and 2011, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $39,009, $90,775, and $37,091, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including advertising expenses, and other expenses of distributing the Contract.

Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

These additional compensation arrangements are not offered to all Selling Broker Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker Dealers.

These payments may be significant, and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

49

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges and contingent deferred sales charge and may simultaneously be shown for other periods.

Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until August 1, 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, and the financial statements of Variable Annuity Account A – AdvisorDesigns Variable Annuity at December 31, 2013 and for each of the specified periods ended December 31, 2013 and 2012, are included in the Statement of Additional Information.

50

Table of Contents for Statement of Additional Information

The Statement of Additional Information for AdvisorDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Section 403(b)
Sections 408 and 408A

ADMINISTRATIVE SERVICES ARRANGEMENTS

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus and summary prospectus. Prospectuses and summary prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Direxion Dynamic VP HY Bond
Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
Rafferty Asset Mgmt., LLC
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	The Boston Company Asset Mgmt., LLC
Federated Fund for U.S. Government Securities II	II	Seeks to provide current income.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income.	Federated Inv. Mgmt. Co.

51

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity ® VIP Contrafund ®	Service Class 2	The fund seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	The fund seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Index 500	Service Class 2	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond	Service Class 2	The fund seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc. and other investment advisers
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Amerigo		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Clermont		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Select Allocation		Seeks to provide total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks to provide total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. American Franchise	Series I	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Large Cap Value	I	Seeks long-term growth of capital.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.

52

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Low Duration	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Rydex VIF Banking		Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks to provide investment results that correlate to the performance of S&P GSCITM Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Seeks to provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments

53

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50 ® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

54

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Mid-Cap Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, the performance   of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400 ® Index. The fund does not seek to achieve its investment objective over a period of time greater th an one day.
Guggenheim Investments
Rydex V IF NASDAQ-100 ®	Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index ® .	Guggenheim Investments

55

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex V IF NASDAQ-100 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000 ® 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000 ® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

56

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P 500 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex V IF S&P SmallCap 600 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex V IF S&P SmallCap 600 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap   value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments

57

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VT Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
			Guggenheim Investments
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Wells Fargo Advantage Opportunity VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.

58

APPENDIX A

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2013.

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Direxion Dynamic VP HY Bond	2013	8.88	8.84	155,457
	2012	8.49	8.88	154,817
	2011	8.44	8.49	290,248
	2010	8.47	8.44	1,300,934
	2009	8.05	8.47	251,335
	2008	9.33	8.05	529,120
	2007	9.91	9.33	611,732
	2006	9.74	9.91	251,606
	20052	10.00	9.74	80,421
Dreyfus VIF International Value	2013	6.48	7.62	5,691
	2012	6.02	6.48	47,831
	2011	7.73	6.02	57,025
	2010	7.74	7.73	6,770
	2009	6.18	7.74	130,255
	2008	10.31	6.18	1,937
	2007	10.35	10.31	17,811
	20064	10.00	10.35	5,982
Federated Fund for U.S. Government Securities II	2013	10.14	9.50	25,330
	2012	10.30	10.14	52,088
	2011	10.18	10.30	55,026
	2010	10.12	10.18	59,805
	2009	10.06	10.12	54,018
	2008	10.09	10.06	150,880
	2007	9.93	10.09	17,742
	2006	9.97	9.93	19,351
	2005	10.21	9.97	36,566
	2004	10.31	10.21	21,470
Federated High Income Bond II	2013	14.62	14.94	59,624
	2012	13.36	14.62	115,849
	2011	13.30	13.36	118,221
	2010	12.15	13.30	79,977
	2009	8.32	12.15	160,215
	2008	11.76	8.32	418,730
	2007	11.91	11.76	120,027
	2006	11.25	11.91	108,823
	2005	11.49	11.25	190,532
	2004	10.89	11.49	95,559

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Fidelity® VIP Contrafund®	2013	12.66	15.87	126,133
	2012	11.39	12.66	124,467
	2011	12.23	11.39	132,379
	2010	10.93	12.23	129,427
	2009	8.43	10.93	200,906
	2008	15.36	8.43	122,970
	2007	13.68	15.36	338,889
	2006	12.82	13.68	140,177
	2005	11.48	12.82	137,015
	2004	10.41	11.48	66,563
Fidelity® VIP Growth Opportunities	2013	9.04	11.91	13,889
	2012	7.92	9.04	23,099
	2011	8.11	7.92	19,851
	2010	6.86	8.11	25,291
	2009	4.93	6.86	29,928
	2008	11.47	4.93	23,084
	2007	9.75	11.47	312,794
	2006	9.69	9.75	33,333
	2005	9.31	9.69	40,758
	2004	9.10	9.31	12,096
Fidelity® VIP Index 500	2013	8.92	11.26	74,221
	2012	8.06	8.92	48,007
	2011	8.28	8.06	42,606
	2010	7.54	8.28	30,729
	2009	6.24	7.54	77,965
	2008	10.37	6.24	119,132
	2007	10.31	10.37	138,881
	2006	9.33	10.31	155,327
	2005	9.33	9.33	102,137
	2004	8.83	9.33	120,813
Fidelity® VIP Investment-Grade Bond	2013	11.37	10.66	58,297
	2012	11.25	11.37	81,569
	2011	10.98	11.25	96,146
	2010	10.66	10.98	76,446
	2009	9.64	10.66	70,337
	2008	10.44	9.64	77,945
	2007	10.47	10.44	83,884
	2006	10.51	10.47	54,259
	2005	10.77	10.51	41,403
	2004	10.80	10.77	47,000
Franklin Small-Mid Cap Growth VIP Fund (formerly Franklin Small-Mid Cap Growth Securities )	2013	9.96	13.16	10,941
	2012	9.39	9.96	13,117
	2011	10.32	9.39	12,539
	2010	8.45	10.32	16,709
	2009	6.16	8.45	45,039
	2008	11.19	6.16	34,012
	2007	10.52	11.19	26,834
	2006	10.12	10.52	27,582
	2005	10.10	10.12	27,086
	2004	9.47	10.10	30,104

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF All Cap Value	2013	15.28	19.54	968
	2012	13.78	15.28	540
	2011	15.01	13.78	549
	2010	13.41	15.01	560
	2009	10.51	13.41	952
	20085	10.00	10.51	0
Guggenheim VIF CLS AdvisorOne Amerigo	2013	11.46	13.54	374,020
	2012	10.52	11.46	385,851
	2011	11.86	10.52	443,210
	2010	10.76	11.86	405,014
	2009	8.06	10.76	471,324
	2008	14.79	8.06	517,534
	2007	13.58	14.79	586,957
	2006	12.63	13.58	690,043
	2005	12.07	12.63	681,341
	2004	11.35	12.07	376,672
Guggenheim VIF CLS AdvisorOne Clermont	2013	9.52	10.04	189,239
	2012	8.97	9.52	286,455
	2011	9.40	8.97	245,496
	2010	8.85	9.40	209,450
	2009	7.54	8.85	216,311
	2008	11.26	7.54	225,570
	2007	11.07	11.26	243,216
	2006	10.67	11.07	394,883
	2005	10.73	10.67	494,386
	2004	10.59	10.73	409,321
Guggenheim VIF CLS AdvisorOne Select Allocation	2013	8.71	9.90	120,205
	2012	8.09	8.71	198,006
	2011	8.82	8.09	235,922
	2010	8.10	8.82	252,246
	2009	6.23	8.10	289,226
	2008	11.25	6.23	321,884
	2007	10.23	11.25	349,733
	20064	10.00	10.23	85,971
Guggenheim VIF Large Cap Value	2013	14.23	18.03	4,476
	2012	12.83	14.23	19,773
	2011	13.90	12.83	131
	2010	12.47	13.90	374
	2009	10.27	12.47	312
	20085	10.00	10.27	0
Guggenheim VIF Long Short Equity (formerly Guggenheim VT U.S. Long Short Momentum	2013	8.94	10.06	13,092
	2012	8.94	8.94	10,492
	2011	9.99	8.94	11,657
	2010	9.38	9.99	12,376
	2009	7.69	9.38	71,339
	2008	13.55	7.69	87,235
	2007	11.53	13.55	94,004
	2006	10.80	11.53	82,365
	2005	9.92	10.80	125,216
	2004	9.35	9.92	12,670

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF Mid Cap Value	2013	17.27	22.11	4,791
	2012	15.37	17.27	21,473
	2011	17.31	15.37	24,927
	2010	15.31	17.31	1,627
	2009	11.08	15.31	724
	20085	10.00	11.08	0
Guggenheim VIF World Equity (formerly Guggenheim VT MSCI EAFE Equal Weight )	2013	10.32	11.82	24,864
	2012	9.23	10.32	77,801
	2011	11.42	9.23	26,915
	2010	10.28	11.42	37,491
	2009	8.95	10.28	54,456
	2008	15.13	8.95	56,820
	2007	14.48	15.13	72,648
	2006	12.86	14.48	77,121
	2005	11.80	12.86	64,909
	2004	10.35	11.80	22,194
Guggenheim VIF Multi-Hedge Strategies	2013	7.13	6.95	6,839
	2012	7.29	7.13	3,189
	2011	7.36	7.29	5,619
	2010	7.23	7.36	4,758
	2009	7.81	7.23	9,894
	2008	10.03	7.81	48,247
	2007	10.09	10.03	5,672
	20064	10.00	10.09	0
Guggenheim VIF Small Cap Value	2013	23.17	30.42	10,023
	2012	20.20	23.17	22,186
	2011	22.07	20.20	25,051
	2010	18.86	22.07	13,309
	2009	12.60	18.86	15,834
	2008	21.38	12.60	23,757
	2007	20.21	21.38	25,677
	2006	18.56	20.21	22,876
	2005	16.89	18.56	26,914
	2004	14.62	16.89	13,648
Guggenheim VIF StylePlus Mid Growth	2013	17.61	22.06	3,902
	2012	15.85	17.61	826
	2011	17.26	15.85	578
	2010	14.48	17.26	747
	2009	10.48	14.48	4,882
	20085	10.00	10.48	0
Invesco V.I. American Franchise6	2013	6.56	8.79	13,788
	2012	6.09	6.56	7,735
	2011	6.92	6.09	10,286
	2010	6.26	6.92	11,184
	2009	5.41	6.26	14,535
	2008	9.83	5.41	21,845
	2007	9.18	9.83	22,084
	2006	9.03	9.18	21,571
	2005	8.67	9.03	26,708
	2004	8.51	8.67	16,171
Invesco V.I. Government Securities	2013	9.72	9.04	2,813
	2012	9.93	9.72	10,012
	20117	9.62	9.93	12,310

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco V.I. International Growth	2013	9.06	10.31	15,286
	2012	8.20	9.06	17,149
	2011	9.19	8.20	16,275
	2010	8.51	9.19	41,415
	2009	6.58	8.51	212,118
	2008	11.54	6.58	42,481
	2007	10.52	11.54	52,166
	20064	10.00	10.52	9,167
Invesco V.I. Mid Cap Core Equity	2013	9.34	11.51	9,555
	2012	8.81	9.34	17,540
	2011	9.83	8.81	33,211
	2010	9.01	9.83	34,890
	2009	7.24	9.01	19,000
	2008	10.58	7.24	22,086
	2007	10.10	10.58	20,183
	20064	10.00	10.10	0
Neuberger Berman AMT Guardian	2013	9.61	12.75	47,350
	2012	8.91	9.61	42,626
	2011	9.60	8.91	49,667
	2010	8.43	9.60	59,051
	2009	6.80	8.43	15,281
	2008	11.33	6.80	23,355
	2007	11.03	11.33	15,634
	2006	10.17	11.03	11,994
	2005	9.81	10.17	15,674
	2004	8.86	9.81	10,923
Neuberger Berman AMT Large Cap Value	2013	9.69	12.15	12,929
	2012	8.69	9.69	16,664
	2011	10.25	8.69	23,639
	2010	9.26	10.25	16,402
	2009	6.20	9.26	32,944
	2008	13.62	6.20	35,592
	2007	13.03	13.62	39,451
	2006	12.14	13.03	36,860
	2005	10.75	12.14	27,914
	2004	9.45	10.75	16,331
Oppenheimer Main Street Small Cap Fund®/VA	2013	9.34	12.58	24,100
	2012	8.28	9.34	25,604
	2011	8.85	8.28	26,364
	2010	7.51	8.85	35,402
	2009	5.72	7.51	49,122
	2008	9.63	5.72	16,844
	2007	10.19	9.63	1,812
	20064	10.00	10.19	2,028

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO VIT Low Duration	2013	10.45	9.99	163,912
	2012	10.32	10.45	279,611
	2011	10.67	10.32	211,811
	2010	10.59	10.67	109,719
	2009	9.77	10.59	127,282
	2008	10.25	9.77	89,404
	2007	9.98	10.25	65,492
	20064	10.00	9.98	6,931
PIMCO VIT Real Return	2013	12.46	10.82	91,996
	2012	11.97	12.46	181,531
	2011	11.20	11.97	175,679
	2010	10.83	11.20	103,613
	2009	9.56	10.83	83,260
	2008	10.75	9.56	75,365
	2007	10.16	10.75	70,494
	2006	10.54	10.16	100,139
	2005	10.79	10.54	54,585
	2004	10.35	10.79	33,151
PIMCO VIT Total Return	2013	11.91	11.17	191,703
	2012	11.35	11.91	299,624
	2011	11.45	11.35	329,288
	2010	11.07	11.45	157,292
	2009	10.15	11.07	238,129
	2008	10.12	10.15	190,058
	2007	9.73	10.12	180,242
	2006	9.79	9.73	190,703
	2005	9.99	9.79	77,347
	2004	9.95	9.99	43,127
Rydex VIF Banking	2013	4.48	5.54	24,732
	2012	3.77	4.48	45,823
	2011	5.05	3.77	5,362
	2010	4.67	5.05	9,580
	2009	5.05	4.67	5,425
	2008	8.95	5.05	26,529
	2007	12.82	8.95	9,845
	2006	12.03	12.82	113,931
	2005	12.92	12.03	107,516
	2004	11.75	12.92	135,582
Rydex VIF Basic Materials	2013	13.77	13.36	11,363
	2012	12.99	13.77	17,711
	2011	16.23	12.99	10,502
	2010	13.37	16.23	215,338
	2009	8.98	13.37	191,619
	2008	17.16	8.98	432,642
	2007	13.38	17.16	168,361
	2006	11.42	13.38	271,684
	2005	11.46	11.42	133,496
	2004	9.90	11.46	190,300

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VIF Biotechnology	2013	9.10	13.45	88,840
	2012	6.99	9.10	48,538
	2011	6.60	6.99	43,206
	2010	6.22	6.60	33,854
	2009	5.49	6.22	37,654
	2008	6.50	5.49	304,045
	2007	6.50	6.50	38,043
	2006	7.01	6.50	28,773
	2005	6.62	7.01	62,881
	2004	6.83	6.62	3,524
Rydex VIF Commodities Strategy	2013	4.55	4.22	2,257
	2012	4.82	4.55	6,139
	2011	5.39	4.82	5,147
	2010	5.21	5.39	7,818
	2009	4.87	5.21	5,662
	2008	9.98	4.87	7,658
	2007	7.95	9.98	164,429
	2006	10.10	7.95	3,996
	20053	9.91	10.10	34,008
Rydex VIF Consumer Products	2013	14.08	17.29	7,126
	2012	13.48	14.08	9,270
	2011	12.37	13.48	14,331
	2010	11.01	12.37	13,654
	2009	9.65	11.01	164,456
	2008	13.15	9.65	12,923
	2007	12.36	13.15	241,714
	2006	10.99	12.36	165,087
	2005	11.52	10.99	148,067
	2004	10.61	11.52	153,743
Rydex VIF Dow 2x Strategy	2013	8.48	13.21	4,380
	2012	7.56	8.48	6,214
	2011	7.23	7.56	14,850
	2010	6.06	7.23	27,534
	2009	4.62	6.06	216,847
	2008	12.60	4.62	40,459
	2007	12.17	12.60	83,487
	2006	9.73	12.17	177,358
	2005	10.56	9.73	88,059
Rydex VIF Electronics	2013	2.85	3.69	15,531
	2012	2.95	2.85	16,801
	2011	3.68	2.95	15,127
	2010	3.51	3.68	25,914
	2009	2.13	3.51	522,844
	2008	4.46	2.13	27,730
	2007	4.78	4.46	5,381
	2006	4.87	4.78	6,939
	2005	4.89	4.87	4,566
	2004	6.54	4.89	5,893

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VIF Energy	2013	12.75	15.08	14,893
	2012	13.00	12.75	18,139
	2011	14.42	13.00	24,814
	2010	12.64	14.42	180,694
	2009	9.53	12.64	29,849
	2008	18.43	9.53	331,943
	2007	14.44	18.43	245,330
	2006	13.47	14.44	158,462
	2005	10.15	13.47	174,322
	2004	8.01	10.15	211,695
Rydex VIF Energy Services	2013	9.76	11.59	14,411
	2012	10.15	9.76	18,992
	2011	11.69	10.15	26,014
	2010	9.68	11.69	91,453
	2009	6.22	9.68	28,704
	2008	15.31	6.22	30,831
	2007	11.66	15.31	201,230
	2006	10.97	11.66	19,712
	2005	7.72	10.97	162,805
	2004	6.03	7.72	29,630
Rydex VIF Europe 1.25x Strategy	2013	6.66	7.91	6,609
	2012	5.72	6.66	37,436
	2011	7.03	5.72	5,817
	2010	8.23	7.03	14,572
	2009	6.33	8.23	302,290
	2008	14.65	6.33	21,600
	2007	13.53	14.65	237,477
	2006	10.90	13.53	87,082
	2005	10.70	10.90	18,403
	2004	9.62	10.70	59,482
Rydex VIF Financial Services	2013	5.44	6.64	16,547
	2012	4.63	5.44	27,196
	2011	5.68	4.63	11,739
	2010	5.18	5.68	14,733
	2009	4.52	5.18	45,003
	2008	9.08	4.52	23,195
	2007	11.68	9.08	7,767
	2006	10.44	11.68	184,103
	2005	10.55	10.44	170,456
	2004	9.40	10.55	202,251
Rydex VIF Government Long Bond 1.2x Strategy	2013	14.06	11.01	3,246
	2012	14.25	14.06	4,407
	2011	10.51	14.25	56,563
	2010	9.97	10.51	17,803
	2009	15.20	9.97	17,622
	2008	10.96	15.20	46,956
	2007	10.42	10.96	198,159
	2006	11.23	10.42	393,478
	2005	10.89	11.23	388,685
	2004	10.42	10.89	638,967

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VIF Health Care	2013	9.50	12.90	88,808
	2012	8.46	9.50	64,973
	2011	8.44	8.46	20,705
	2010	8.25	8.44	24,282
	2009	6.91	8.25	225,872
	2008	9.60	6.91	351,419
	2007	9.46	9.60	22,899
	2006	9.39	9.46	181,617
	2005	8.86	9.39	209,241
	2004	8.71	8.86	190,661
Rydex VIF Internet	2013	5.71	8.27	18,327
	2012	4.99	5.71	10,533
	2011	5.92	4.99	10,333
	2010	5.12	5.92	147,785
	2009	3.22	5.12	504,896
	2008	6.10	3.22	18,796
	2007	5.77	6.10	6,133
	2006	5.49	5.77	436
	2005	5.81	5.49	10,098
	2004	5.24	5.81	374,367
Rydex VIF Inverse Dow 2x Strategy	2013	1.55	0.83	891
	2012	2.08	1.55	873
	2011	2.98	2.08	3,515
	2010	4.46	2.98	0
	2009	8.42	4.46	337
	2008	5.47	8.42	212,994
	2007	6.27	5.47	0
	2006	8.37	6.27	0
	2005	8.60	8.37	0
Rydex VIF Inverse Government Long Bond Strategy	2013	2.71	2.99	4,438
	2012	3.02	2.71	1,792
	2011	4.53	3.02	25,223
	2010	5.42	4.53	13,829
	2009	4.74	5.42	5,305
	2008	7.09	4.74	22,632
	2007	7.76	7.09	127,448
	2006	7.49	7.76	9,982
	2005	8.25	7.49	27,435
	2004	9.65	8.25	35,220
Rydex VIF Inverse Mid-Cap Strategy	2013	2.58	1.79	0
	2012	3.30	2.58	0
	2011	3.71	3.30	4,294
	2010	5.19	3.71	9,446
	2009	8.37	5.19	2,788
	2008	6.51	8.37	888
	2007	6.93	6.51	204,645
	2006	7.52	6.93	0
	2005	8.55	7.52	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VIF Inverse NASDAQ-100® Strategy	2013	2.39	1.62	0
	2012	3.06	2.39	0
	2011	3.55	3.06	4,578
	2010	4.71	3.55	10,072
	2009	8.21	4.71	4,251
	2008	5.79	8.21	1,323
	2007	6.82	5.79	456,662
	2006	7.22	6.82	4,925
	2005	7.45	7.22	1,411
	2004	8.82	7.45	0
Rydex VIF Inverse Russell 2000® Strategy	2013	2.43	1.61	0
	2012	3.09	2.43	0
	2011	3.50	3.09	5,071
	2010	5.05	3.50	22,377
	2009	7.85	5.05	27,292
	2008	6.57	7.85	0
	2007	6.51	6.57	277,553
	2006	7.72	6.51	1,162
	2005	8.32	7.72	5,508
Rydex VIF Inverse S&P 500 Strategy	2013	2.95	2.08	3,468
	2012	3.71	2.95	3,375
	2011	4.26	3.71	8,539
	2010	5.35	4.26	12,016
	2009	7.72	5.35	8,525
	2008	5.79	7.72	507,885
	2007	5.99	5.79	440,988
	2006	6.77	5.99	5,068
	2005	7.12	6.77	53,556
	2004	8.28	7.12	27,025
Rydex VIF Japan 2x Strategy	2013	6.27	9.37	2,061
	2012	5.45	6.27	5,000
	2011	8.00	5.45	3,063
	2010	7.22	8.00	143,933
	2009	6.10	7.22	27,407
	2008	9.49	6.10	265,255
	2007	11.17	9.49	55,215
	2006	11.08	11.17	31,981
	2005	9.61	11.08	29,995
	2004	9.10	9.61	4,011
Rydex VIF Leisure	2013	8.05	10.99	4,496
	2012	6.93	8.05	13,839
	2011	7.06	6.93	10,756
	2010	5.66	7.06	311,030
	2009	4.32	5.66	7,689
	2008	8.86	4.32	9,749
	2007	9.49	8.86	10,250
	2006	8.02	9.49	420,687
	2005	8.80	8.02	176,237
	2004	7.42	8.80	232,681

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VIF Mid Cap 1.5x Stratey	2013	13.21	19.01	7,170
	2012	11.09	13.21	43,034
	2011	12.53	11.09	11,101
	2010	9.51	12.53	30,668
	2009	6.52	9.51	19,380
	2008	15.06	6.52	23,187
	2007	15.18	15.06	35,481
	2006	14.34	15.18	24,100
	2005	13.12	14.34	38,356
	2004	11.22	13.12	15,026
Rydex VIF NASDAQ-100®	2013	9.37	12.08	868,671
	2012	8.38	9.37	21,791
	2011	8.56	8.38	43,118
	2010	7.54	8.56	129,297
	2009	5.18	7.54	152,258
	2008	9.31	5.18	28,394
	2007	8.25	9.31	314,780
	2006	8.15	8.25	74,887
	2005	8.41	8.15	46,279
	2004	8.03	8.41	224,571
Rydex VIF NASDAQ-100® 2x Strategy	2013	5.56	9.60	26,384
	2012	4.33	5.56	4,787
	2011	4.55	4.33	2,996
	2010	3.47	4.55	4,488
	2009	1.66	3.47	82,544
	2008	6.33	1.66	61,600
	2007	5.16	6.33	30,564
	2006	5.14	5.16	24,882
	2005	5.53	5.14	33,545
	2004	5.05	5.53	26,899
Rydex VIF Nova	2013	6.63	9.46	60,973
	2012	5.66	6.63	110,976
	2011	5.98	5.66	111,490
	2010	5.20	5.98	138,588
	2009	4.01	5.20	161,775
	2008	9.19	4.01	136,271
	2007	9.49	9.19	194,959
	2006	8.31	9.49	883,907
	2005	8.34	8.31	1,579,879
	2004	7.60	8.34	1,062,820
Rydex VIF Precious Metals	2013	19.13	9.88	18,966
	2012	20.82	19.13	25,384
	2011	28.65	20.82	21,441
	2010	21.66	28.65	49,678
	2009	15.15	21.66	195,137
	2008	25.74	15.15	65,281
	2007	22.48	25.74	117,331
	2006	19.32	22.48	8,077
	2005	16.68	19.32	94,339
	2004	20.31	16.68	92,979

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VIF Real Estate	2013	13.25	13.19	13,207
	2012	11.69	13.25	16,721
	2011	11.93	11.69	15,621
	2010	9.98	11.93	15,138
	2009	8.32	9.98	262,842
	2008	14.88	8.32	21,253
	2007	19.21	14.88	20,339
	2006	15.34	19.21	256,650
	2005	14.94	15.34	105,637
	2004	12.04	14.94	22,636
Rydex VIF Retailing	2013	10.98	14.28	47,173
	2012	9.82	10.98	7,048
	2011	9.73	9.82	14,930
	2010	8.12	9.73	9,778
	2009	5.88	8.12	294,010
	2008	9.15	5.88	121,607
	2007	10.93	9.15	6,254
	2006	10.37	10.93	186,739
	2005	10.26	10.37	132,534
	2004	9.74	10.26	163,339
Rydex VIF Russell 2000® 1.5x Strategy	2013	9.87	15.00	985
	2012	8.44	9.87	17,990
	2011	10.04	8.44	12,746
	2010	7.60	10.04	13,379
	2009	5.95	7.60	18,971
	2008	12.77	5.95	136,742
	2007	14.30	12.77	18,996
	2006	12.35	14.30	24,357
	2005	12.41	12.35	9,026
	2004	10.35	12.41	78,584
Rydex VIF Russell 2000® 2x Strategy	2013	4.93	8.77	3,240
	2012	3.99	4.93	3,516
	2011	5.16	3.99	1,199
	2010	3.63	5.16	1,172
	2009	2.79	3.63	1,515
	2008	8.62	2.79	15,106
	2007	10.30	8.62	1,077
	20064	10.00	10.30	0
Rydex VIF S&P 500 2x Strategy	2013	5.78	9.34	28,582
	2012	4.66	5.78	7,740
	2011	5.07	4.66	3,493
	2010	4.22	5.07	8,925
	2009	3.01	4.22	16,884
	2008	9.81	3.01	17,071
	2007	10.18	9.81	9,725
	2006	8.59	10.18	8,891
	2005	8.67	8.59	15,812
	2004	7.75	8.67	12,981

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VIF S&P 500 Pure Growth	2013	10.03	13.58	20,066
	2012	9.24	10.03	35,437
	2011	9.76	9.24	860,744
	2010	8.15	9.76	671,097
	2009	5.78	8.15	49,567
	2008	10.02	5.78	43,820
	2007	9.97	10.02	117,402
	2006	9.88	9.97	40,307
	2005	10.13	9.88	217,341
Rydex VIF S&P 500 Pure Value	2013	9.94	13.83	160,383
	2012	8.49	9.94	74,302
	2011	9.15	8.49	945,738
	2010	7.94	9.15	10,740
	2009	5.48	7.94	43,945
	2008	11.14	5.48	58,873
	2007	12.30	11.14	68,603
	2006	10.91	12.30	124,853
	2005	10.93	10.91	54,847
Rydex VIF S&P MidCap 400 Pure Growth	2013	14.26	18.31	10,270
	2012	12.83	14.26	27,454
	2011	13.48	12.83	24,092
	2010	10.62	13.48	424,646
	2009	7.07	10.62	33,824
	2008	11.55	7.07	27,629
	2007	11.12	11.55	94,377
	2006	11.26	11.12	18,244
	2005	10.54	11.26	70,626
Rydex VIF S&P MidCap 400 Pure Value	2013	10.93	14.22	26,127
	2012	9.76	10.93	8,054
	2011	10.97	9.76	13,968
	2010	9.53	10.97	324,823
	2009	6.41	9.53	117,535
	2008	11.87	6.41	14,043
	2007	13.03	11.87	22,016
	2006	11.62	13.03	14,046
	2005	11.19	11.62	5,513
Rydex VIF S&P SmallCap 600 Pure Growth	2013	11.52	15.59	92,304
	2012	10.87	11.52	4,100
	2011	10.96	10.87	11,621
	2010	9.13	10.96	284,262
	2009	7.11	9.13	24,636
	2008	11.30	7.11	18,316
	2007	11.82	11.30	24,037
	2006	11.45	11.82	78,516
	2005	11.25	11.45	116,227

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VIF S&P SmallCap 600 Pure Value	2013	10.00	13.68	101,773
	2012	8.67	10.00	42,918
	2011	10.00	8.67	18,017
	2010	8.34	10.00	241,313
	2009	5.37	8.34	29,750
	2008	9.92	5.37	8,412
	2007	13.00	9.92	12,709
	2006	11.39	13.00	105,058
	2005	11.47	11.39	31,656
Rydex VIF Strengthening Dollar 2x Strategy	2013	4.41	4.10	23,712
	2012	4.91	4.41	1,077
	2011	5.36	4.91	2,998
	2010	5.86	5.36	1,275
	2009	7.27	5.86	1,004
	2008	7.19	7.27	0
	2007	8.42	7.19	42
	2006	9.84	8.42	0
	20053	10.03	9.84	0
Rydex VIF Technology	2013	5.22	6.77	11,872
	2012	4.87	5.22	14,780
	2011	5.59	4.87	33,341
	2010	5.21	5.59	42,888
	2009	3.50	5.21	844,312
	2008	6.69	3.50	40,804
	2007	6.33	6.69	58,093
	2006	6.24	6.33	40,889
	2005	6.32	6.24	27,869
	2004	6.52	6.32	6,106
Rydex VIF Telecommunications	2013	4.79	5.39	313
	2012	4.77	4.79	4,346
	2011	5.82	4.77	8,317
	2010	5.31	5.82	13,311
	2009	4.31	5.31	11,409
	2008	8.22	4.31	524,132
	2007	7.86	8.22	11,374
	2006	6.87	7.86	204,184
	2005	7.09	6.87	189,042
	2004	6.57	7.09	260,896
Rydex VIF Transportation	2013	9.39	13.55	74,487
	2012	8.34	9.39	970
	2011	9.79	8.34	3,891
	2010	8.24	9.79	224,511
	2009	7.33	8.24	11,546
	2008	10.23	7.33	20,589
	2007	11.71	10.23	4,561
	2006	11.38	11.71	142,328
	2005	10.95	11.38	138,529
	2004	9.30	10.95	165,382

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VIF U.S. Government Money Market	2013	6.87	6.58	1,265,035
	2012	7.17	6.87	2,787,197
	2011	7.49	7.17	1,439,592
	2010	7.81	7.49	772,074
	2009	8.15	7.81	2,095,352
	2008	8.42	8.15	2,647,128
	2007	8.46	8.42	1,186,868
	2006	8.51	8.46	1,144,022
	2005	8.71	8.51	1,080,518
	2004	9.07	8.71	955,333
Rydex VIF Utilities	2013	6.63	7.21	28,062
	2012	6.84	6.63	26,250
	2011	6.14	6.84	55,864
	2010	6.00	6.14	24,434
	2009	5.50	6.00	56,730
	2008	8.16	5.50	54,230
	2007	7.55	8.16	353,523
	2006	6.52	7.55	576,207
	2005	6.15	6.52	291,931
	2004	5.47	6.15	91,809
Rydex VIF Weakening Dollar 2x Strategy	2013	8.80	8.19	1,357
	2012	9.11	8.80	1,215
	2011	9.88	9.11	0
	2010	10.93	9.88	0
	2009	10.70	10.93	668
	2008	12.73	10.70	5,320
	2007	11.25	12.73	6,587
	2006	10.06	11.25	150,003
	20053	9.98	10.06	0
Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities )	2013	22.16	21.00	5,242
	2012	20.48	22.16	12,537
	2011	25.44	20.48	15,028
	2010	22.62	25.44	15,247
	2009	13.70	22.62	17,211
	2008	30.29	13.70	11,071
	2007	24.60	30.29	11,394
	2006	20.07	24.60	12,503
	2005	16.45	20.07	16,982
	2004	13.78	16.45	17,359
Templeton Foreign VIP Fund (formerly Templeton Foreign Securities )	2013	10.22	12.01	11,345
	2012	9.03	10.22	7,918
	2011	10.57	9.03	6,091
	2010	10.19	10.57	13,770
	2009	7.78	10.19	37,892
	2008	13.64	7.78	34,553
	2007	12.35	13.64	28,804
	2006	10.63	12.35	29,583
	2005	10.09	10.63	35,291
	2004	8.90	10.09	38,371

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Wells Fargo Advantage Opportunity VT	2013	11.16	13.96	18,195
	2012	10.10	11.16	34,159
	2011	11.17	10.10	17,696
	2010	9.43	11.17	26,680
	2009	6.67	9.43	21,033
	2008	11.64	6.67	35,778
	2007	11.41	11.64	39,924
	2006	10.62	11.41	19,539
	2005	10.29	10.62	19,041
	2004	9.10	10.29	16,375
1    For the period of August 1, 2002 (date of inception) through December 31, 2002

2    For the period of January 26, 2005 (date of inception) through December 31, 2005

3    For the period of November 15, 2005 (date of inception) through December 31, 2005.

4    For the period of November 1, 2006 (date of inception) through December 31, 2006.

5    For the period of November 17, 2008 (date of inception) through December 31, 2008.

6    Effective April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. American Franchise. The values in the table for the period prior to the merger reflect investment in Invesco V.I. Capital Appreciation.

7    For the period April 29, 2011 (date of inception) through December 31, 2011.

APPENDIX B

Riders Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to purchase payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase Payments, less the amount of any withdrawals (including any withdrawal charges) and any applicable premium tax, times 200%. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VIF U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the 5% rate.)

In crediting interest, the Company takes into account the timing of when each purchase payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

Guaranteed Minimum Withdrawal Benefit —If you elected this rider when you purchased the Contract, your “Benefit Amount” was equal to a percentage of the initial purchase payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”

Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*A percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not

B-1

subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”

The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional purchase payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional purchase payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the purchase payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the purchase payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

While this rider is in effect, we reserve the right to restrict subsequent purchase payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by purchase payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.

If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.

B-2

ADVISORDESIGNS® VARIABLE ANNUITY

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

Date: May 1, 2014

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573
1-800-355-4570

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvisorDesigns Variable Annuity dated May 1, 2014, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the “Company”) by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

7910A	32-79108-01 2014/05/01

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General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (the “Company”), and Variable Annuity Account A (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificate form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.85%, and the administration charge, which ranges from 0.25% to 0.60%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, or if you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such monthly subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Guggenheim  VIF World Equity Income Subaccount and no Riders, the Excess Charge would be computed as follows:

Mortality and Expense Risk Charge		0.95%
Plus: Optional Rider Charge	+	N/A
Less: Base Charge	-	0.85%
Excess Charge on an Annual Basis		0.10%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross monthly subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net monthly subaccount adjustment amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Guggenheim  VIF World Equity Income Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 1.25% under Annuity Options 1 through 6. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are not payable after the Annuity Start Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $17,500 for tax year 2014. The $17,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $5,500, can be made to a 403(b) annuity during the 2014 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2014 is the lesser of (i)  $52,000, or (ii) 100% of the employee’s annual compensation.

Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions—$17,500 in 2014 with a $5,500 limit on catch up contributions on or after age 50, and

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a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $17,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $9,500 in contributions to a traditional 403(b) contract in the same year.

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of of (i) $5,500 (for 2014) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,000 (for 2014) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $52,000. Salary reduction contributions, if any, are subject to additional annual limits.

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides managementand administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2013 , 2012, and 2011, the Company paid $500,216, $190,798, $109,747   respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and the effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VIF US Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula below , with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF US Government Money Market Subaccount assumes that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

5

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of 0.60%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and the financial statements of Variable Annuity Account A – AdvisorDesigns Variable Annuity at December 31, 2013, and for each of the specified periods ended December 31, 201 3 and 201 2 , included in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

6

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and the financial statements of Variable Annuity Account A – AdvisorDesigns Variable Annuity at December 31, 2013, and for each of the specified periods ended December 31, 201 3 and 201 2 , are set forth herein, following this section.

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

7

Financial Statements

Variable Annuity Account A -
AdvisorDesigns Variable Annuity
Year Ended December 31, 2013
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account A -AdvisorDesigns Variable Annuity

Financial Statements

Year Ended December 31, 2013

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	3
Statements of Operations	18
Statements of Changes in Net Assets	33
Notes to Financial Statements	59
1. Organization and Significant Accounting Policies	59
2. Variable Annuity Contract Charges	67
3. Summary of Unit Transactions	69
4. Financial Highlights	72
5. Subsequent Events	88

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
First Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of Variable Annuity Account A – AdvisorDesigns Variable Annuity (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York comprised of the subaccounts as listed in Note 1, as of December 31, 2013, the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended.  These financial statements are the responsibility of the Account's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Annuity Account A – AdvisorDesigns Variable Annuity at December 31, 2013, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

April 30, 2014

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Net Assets

December 31, 2013

	Direxion Dynamic VP HY Bond	Dreyfus VIF International Value	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Contrafund
Assets:
Mutual funds, at market value	$1,374,217	$43,557	$240,682	$892,114	$2,001,578
Net assets	$1,374,217	$43,557	$240,682	$892,114	$2,001,578

Net assets:
Accumulation assets	1,374,217	43,557	240,682	854,306	2,001,578
Annuity assets	-	-	-	37,808	-
Net assets	$1,374,217	$43,557	$240,682	$892,114	$2,001,578

Units outstanding:
Total units	155,457	5,691	25,330	59,624	126,133
Unit value	$8.84	$7.62	$9.50	$14.94	$15.87

Mutual funds, at cost	$1,348,032	$33,999	$249,731	$848,303	$1,559,391
Mutual fund shares	85,476	3,685	21,980	125,473	59,271

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Franklin Small-Mid Cap Growth Securities	Guggenheim VT All Cap Value
Assets:
Mutual funds, at market value	$165,366	$834,677	$621,575	$143,922	$18,912
Net assets	$165,366	$834,677	$621,575	$143,922	$18,912

Net assets:
Accumulation assets	112,406	834,677	621,575	98,037	18,912
Annuity assets	52,960	-	-	45,885	-
Net assets	$165,366	$834,677	$621,575	$143,922	$18,912

Units outstanding:
Total units	13,889	74,221	58,297	10,941	968
Unit value	$11.91	$11.26	$10.66	$13.16	$19.54

Mutual funds, at cost	$150,593	$683,410	$652,467	$116,247	$14,290
Mutual fund shares	5,572	4,523	51,412	5,299	576

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Guggenheim VT CLS AdvisorOne Amerigo	Guggenheim VT CLS AdvisorOne Clermont	Guggenheim VT CLS AdvisorOne Select Allocation	Guggenheim VT Large Cap Value	Guggenheim VT Long Short Equity (b)
Assets:
Mutual funds, at market value	$5,059,623	$1,900,482	$1,189,608	$80,634	$131,824
Net assets	$5,059,623	$1,900,482	$1,189,608	$80,634	$131,824

Net assets:
Accumulation assets	5,059,623	1,900,482	1,189,608	80,634	131,824
Annuity assets	-	-	-	-	-
Net assets	$5,059,623	$1,900,482	$1,189,608	$80,634	$131,824

Units outstanding:
Total units	374,020	189,239	120,205	4,476	13,092
Unit value	$13.54	$10.04	$9.90	$18.03	$10.06

Mutual funds, at cost	$3,860,455	$1,724,717	$976,913	$67,604	$120,889
Mutual fund shares	119,698	70,887	40,573	2,132	8,986

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Guggenheim VT Mid Cap Value	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Small Cap Value	Guggenheim VT StylePlus Mid Growth (b)	Guggenheim VT World Equity Income (b)
Assets:
Mutual funds, at market value	$105,904	$47,461	$304,828	$86,081	$294,288
Net assets	$105,904	$47,461	$304,828	$86,081	$294,288

Net assets:
Accumulation assets	105,904	47,461	304,828	86,081	294,288
Annuity assets	-	-	-	-	-
Net assets	$105,904	$47,461	$304,828	$86,081	$294,288

Units outstanding:
Total units	4,791	6,839	10,023	3,902	24,864
Unit value	$22.11	$6.95	$30.42	$22.06	$11.82

Mutual funds, at cost	$71,723	$47,895	$200,996	$69,004	$237,637
Mutual fund shares	1,269	2,086	5,811	1,981	24,524

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Invesco V.I. American Franchise (b)	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Neuberger Berman AMT Guardian
Assets:
Mutual funds, at market value	$121,216	$25,464	$158,355	$109,955	$603,946
Net assets	$121,216	$25,464	$158,355	$109,955	$603,946

Net assets:
Accumulation assets	121,216	25,464	142,657	109,955	560,109
Annuity assets	-	-	15,698	-	43,837
Net assets	$121,216	$25,464	$158,355	$109,955	$603,946

Units outstanding:
Total units	13,788	2,813	15,286	9,555	47,350
Unit value	$8.79	$9.04	$10.31	$11.51	$12.75

Mutual funds, at cost	$98,920	$27,009	$144,306	$89,931	$467,169
Mutual fund shares	2,394	2,207	4,540	7,355	22,628

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Neuberger Berman AMT Large Cap Value	Oppenheimer Main Street Small Cap Fund/VA (b)	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return
Assets:
Mutual funds, at market value	$157,095	$303,277	$1,641,176	$999,310	$2,146,169
Net assets	$157,095	$303,277	$1,641,176	$999,310	$2,146,169

Net assets:
Accumulation assets	157,095	228,663	1,606,972	958,981	2,109,835
Annuity assets	-	74,614	34,204	40,329	36,334
Net assets	$157,095	$303,277	$1,641,176	$999,310	$2,146,169

Units outstanding:
Total units	12,929	24,100	163,912	91,996	191,703
Unit value	$12.15	$12.58	$9.99	$10.82	$11.17

Mutual funds, at cost	$126,773	$228,560	$1,623,536	$1,091,563	$2,208,006
Mutual fund shares	10,445	11,016	154,682	79,310	195,462

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT Banking	Rydex VT Basic Materials	Rydex VT Biotechnology	Rydex VT Commodities Strategy	Rydex VT Consumer Products
Assets:
Mutual funds, at market value	$137,202	$151,705	$1,192,239	$9,563	$123,258
Net assets	$137,202	$151,705	$1,192,239	$9,563	$123,258

Net assets:
Accumulation assets	137,202	124,654	1,192,239	9,563	123,258
Annuity assets	-	27,051	-	-	-
Net assets	$137,202	$151,705	$1,192,239	$9,563	$123,258

Units outstanding:
Total units	24,732	11,363	88,840	2,257	7,126
Unit value	$5.54	$13.36	$13.45	$4.22	$17.29

Mutual funds, at cost	$146,163	$166,542	$980,429	$9,716	$104,352
Mutual fund shares	9,482	6,112	20,623	881	2,165

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT Dow 2x Strategy	Rydex VT Electronics	Rydex VT Energy	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy
Assets:
Mutual funds, at market value	$57,949	$57,266	$224,609	$166,536	$52,286
Net assets	$57,949	$57,266	$224,609	$166,536	$52,286

Net assets:
Accumulation assets	57,949	57,266	224,609	166,536	52,286
Annuity assets	-	-	-	-	-
Net assets	$57,949	$57,266	$224,609	$166,536	$52,286

Units outstanding:
Total units	4,380	15,531	14,893	14,411	6,609
Unit value	$13.21	$3.69	$15.08	$11.59	$7.91

Mutual funds, at cost	$45,934	$48,135	$212,554	$184,376	$47,457
Mutual fund shares	341	1,476	7,248	7,556	2,793

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT Financial Services	Rydex VT Government Long Bond 1.2x Strategy	Rydex VT Health Care	Rydex VT Internet	Rydex VT Inverse Dow 2x Strategy
Assets:
Mutual funds, at market value	$109,869	$35,735	$1,146,475	$152,291	$740
Net assets	$109,869	$35,735	$1,146,475	$152,291	$740

Net assets:
Accumulation assets	109,869	35,735	1,146,475	152,291	740
Annuity assets	-	-	-	-	-
Net assets	$109,869	$35,735	$1,146,475	$152,291	$740

Units outstanding:
Total units	16,547	3,246	88,808	18,327	891
Unit value	$6.64	$11.01	$12.90	$8.27	$0.83

Mutual funds, at cost	$88,363	$38,001	$990,176	$138,561	$1,048
Mutual fund shares	5,480	3,165	23,445	7,087	170

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT Inverse Government Long Bond Strategy	Rydex VT Inverse S&P 500 Strategy	Rydex VT Japan 2x Strategy	Rydex VT Leisure	Rydex VT Mid-Cap 1.5x Strategy
Assets:
Mutual funds, at market value	$13,255	$7,196	$19,285	$49,393	$136,155
Net assets	$13,255	$7,196	$19,285	$49,393	$136,155

Net assets:
Accumulation assets	13,255	7,196	19,285	49,393	136,155
Annuity assets	-	-	-	-	-
Net assets	$13,255	$7,196	$19,285	$49,393	$136,155

Units outstanding:
Total units	4,438	3,468	2,061	4,496	7,170
Unit value	$2.99	$2.08	$9.37	$10.99	$19.01

Mutual funds, at cost	$12,712	$10,576	$17,675	$44,882	$123,305
Mutual fund shares	1,245	369	674	518	3,839

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT NASDAQ-100	Rydex VT NASDAQ-100 2x Strategy	Rydex VT Nova	Rydex VT Precious Metals	Rydex VT Real Estate
Assets:
Mutual funds, at market value	$10,500,488	$253,517	$576,962	$187,438	$173,759
Net assets	$10,500,488	$253,517	$576,962	$187,438	$173,759

Net assets:
Accumulation assets	10,500,488	253,517	576,962	187,438	173,759
Annuity assets	-	-	-	-	-
Net assets	$10,500,488	$253,517	$576,962	$187,438	$173,759

Units outstanding:
Total units	868,671	26,384	60,973	18,966	13,207
Unit value	$12.08	$9.60	$9.46	$9.88	$13.19

Mutual funds, at cost	$10,151,244	$232,785	$378,439	$395,887	$178,023
Mutual fund shares	345,752	5,585	4,384	28,018	5,712

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT Retailing	Rydex VT Russell 2000 1.5x Strategy	Rydex VT Russell 2000 2x Strategy	Rydex VT S&P 500 2x Strategy	Rydex VT S&P 500 Pure Growth
Assets:
Mutual funds, at market value	$673,666	$14,772	$28,459	$266,849	$272,802
Net assets	$673,666	$14,772	$28,459	$266,849	$272,802

Net assets:
Accumulation assets	673,666	14,772	28,459	266,849	272,802
Annuity assets	-	-	-	-	-
Net assets	$673,666	$14,772	$28,459	$266,849	$272,802

Units outstanding:
Total units	47,173	985	3,240	28,582	20,066
Unit value	$14.28	$15.00	$8.77	$9.34	$13.58

Mutual funds, at cost	$661,990	$13,179	$26,493	$239,549	$215,319
Mutual fund shares	33,072	285	108	1,131	5,730

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT S&P 500 Pure Value	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P MidCap 400 Pure Value	Rydex VT S&P SmallCap 600 Pure Growth	Rydex VT S&P SmallCap 600 Pure Value
Assets:
Mutual funds, at market value	$2,218,359	$187,824	$371,517	$1,439,000	$1,392,876
Net assets	$2,218,359	$187,824	$371,517	$1,439,000	$1,392,876

Net assets:
Accumulation assets	2,218,359	187,824	371,517	1,439,000	1,392,876
Annuity assets	-	-	-	-	-
Net assets	$2,218,359	$187,824	$371,517	$1,439,000	$1,392,876

Units outstanding:
Total units	160,383	10,270	26,127	92,304	101,773
Unit value	$13.83	$18.31	$14.22	$15.59	$13.68

Mutual funds, at cost	$2,013,947	$166,974	$330,475	$1,388,383	$1,298,659
Mutual fund shares	15,938	4,366	3,173	31,516	8,804

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT Strengthening Dollar 2x Strategy	Rydex VT Technology	Rydex VT Tele- communications	Rydex VT Transportation	Rydex VT U.S. Government Money Market (c)
Assets:
Mutual funds, at market value	$97,217	$80,375	$1,689	$1,009,210	$8,337,628
Net assets	$97,217	$80,375	$1,689	$1,009,210	$8,337,628

Net assets:
Accumulation assets	97,217	80,375	1,689	1,009,210	8,326,247
Annuity assets	-	-	-	-	11,381
Net assets	$97,217	$80,375	$1,689	$1,009,210	$8,337,628

Units outstanding:
Total units	23,712	11,872	313	74,487	1,265,035
Unit value	$4.10	$6.77	$5.39	$13.55	$6.58

Mutual funds, at cost	$107,005	$67,817	$1,582	$930,104	$8,337,628
Mutual fund shares	8,498	6,216	160	40,727	8,337,628

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT Utilities	Rydex VT Weakening Dollar 2x Strategy	Templeton Developing Markets Securities	Templeton Foreign Securities	Wells Fargo Advantage Opportunity VT
Assets:
Mutual funds, at market value	$202,474	$11,121	$110,086	$136,125	$253,919
Net assets	$202,474	$11,121	$110,086	$136,125	$253,919

Net assets:
Accumulation assets	202,474	11,121	84,367	136,125	196,396
Annuity assets	-	-	25,719	-	57,523
Net assets	$202,474	$11,121	$110,086	$136,125	$253,919

Units outstanding:
Total units	28,062	1,357	5,242	11,345	18,195
Unit value	$7.21	$8.19	$21.00	$12.01	$13.96

Mutual funds, at cost	$198,999	$11,098	$108,916	$120,190	$181,963
Mutual fund shares	9,692	467	10,803	7,896	9,710

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Operations

Year Ended December 31, 2013

	Direxion Dynamic VP HY Bond	Dreyfus VIF International Value	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Contrafund
Investment income (loss):
Dividend distributions	$29,247	$5,926	$20,649	$110,702	$15,151
Expenses:
Mortality and expense risk charge	(9,613)	(2,314)	(3,915)	(13,614)	(14,649)
Other expense charge	(4,524)	(1,089)	(2,763)	(8,008)	(8,618)
Net investment income (loss)	15,110	2,523	13,971	89,080	(8,116)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	531
Realized capital gain (loss) on investments	25,624	61,247	(14,779)	65,264	224,484
Change in unrealized appreciation/depreciation on investments during the year	(11,740)	(12,576)	(19,704)	(68,979)	215,269
Net realized and unrealized capital gain (loss) on investments	13,884	48,671	(34,483)	(3,715)	440,284
Net increase (decrease) in net assets from operations	$28,994	$51,194	$(20,512)	$85,365	$432,168

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Franklin Small-Mid Cap Growth Securities	Guggenheim VT All Cap Value
Investment income (loss):
Dividend distributions	$77	$12,889	$13,817	$-	$-
Expenses:
Mortality and expense risk charge	(1,911)	(5,317)	(6,619)	(1,340)	(90)
Other expense charge	(1,125)	(3,441)	(3,894)	(946)	(26)
Net investment income (loss)	(2,959)	4,131	3,304	(2,286)	(116)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	79	5,689	7,903	11,874	-
Realized capital gain (loss) on investments	53,574	20,954	(4,054)	21,752	159
Change in unrealized appreciation/depreciation on investments during the year	(368)	125,896	(36,637)	15,222	2,755
Net realized and unrealized capital gain (loss) on investments	53,285	152,539	(32,788)	48,848	2,914
Net increase (decrease) in net assets from operations	$50,326	$156,670	$(29,484)	$46,562	$2,798

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Guggenheim VT CLS AdvisorOne Amerigo	Guggenheim VT CLS AdvisorOne Clermont	Guggenheim VT CLS AdvisorOne Select Allocation	Guggenheim VT Large Cap Value	Guggenheim VT Long Short Equity (b)
Investment income (loss):
Dividend distributions	$713	$28,872	$18,090	$-	$3
Expenses:
Mortality and expense risk charge	(40,202)	(21,482)	(12,482)	(2,203)	(887)
Other expense charge	(23,649)	(12,636)	(7,343)	(648)	(469)
Net investment income (loss)	(63,138)	(5,246)	(1,735)	(2,851)	(1,353)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	43,685	-	-	-
Realized capital gain (loss) on investments	147,772	134,883	91,553	67,260	1,804
Change in unrealized appreciation/depreciation on investments during the year	848,719	36,327	132,605	3,422	14,889
Net realized and unrealized capital gain (loss) on investments	996,491	214,895	224,158	70,682	16,693
Net increase (decrease) in net assets from operations	$933,353	$209,649	$222,423	$67,831	$15,340

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Guggenheim VT Mid Cap Value	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Small Cap Value	Guggenheim VT StylePlus Mid Growth (b)	Guggenheim VT World Equity Income (b)
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(2,970)	(199)	(4,210)	(560)	(6,181)
Other expense charge	(873)	(105)	(1,238)	(165)	(1,818)
Net investment income (loss)	(3,843)	(304)	(5,448)	(725)	(7,999)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on investments	112,156	(567)	104,609	1,063	112,514
Change in unrealized appreciation/depreciation on investments during the year	(13,820)	975	47,230	15,674	18,872
Net realized and unrealized capital gain (loss) on investments	98,336	408	151,839	16,737	131,386
Net increase (decrease) in net assets from operations	$94,493	$104	$146,391	$16,012	$123,387

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Invesco V.I. American Franchise (b)	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Neuberger Berman AMT Guardian
Investment income (loss):
Dividend distributions	$364	$893	$1,382	$582	$3,720
Expenses:
Mortality and expense risk charge	(563)	(575)	(1,412)	(1,112)	(4,184)
Other expense charge	(397)	(304)	(582)	(458)	(2,953)
Net investment income (loss)	(596)	14	(612)	(988)	(3,417)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	8,085	23,618
Realized capital gain (loss) on investments	1,860	(1,987)	24,013	16,095	37,351
Change in unrealized appreciation/depreciation on investments during the year	23,547	(1,559)	5,180	9,072	94,147
Net realized and unrealized capital gain (loss) on investments	25,407	(3,546)	29,193	33,252	155,116
Net increase (decrease) in net assets from operations	$24,811	$(3,532)	$28,581	$32,264	$151,699

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Neuberger Berman AMT Large Cap Value	Oppenheimer Main Street Small Cap Fund/VA (b)	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return
Investment income (loss):
Dividend distributions	$1,828	$2,018	$40,046	$18,891	$69,386
Expenses:
Mortality and expense risk charge	(1,383)	(2,714)	(22,885)	(13,369)	(27,805)
Other expense charge	(977)	(1,277)	(14,808)	(8,650)	(17,991)
Net investment income (loss)	(532)	(1,973)	2,353	(3,128)	23,590

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	3,483	-	8,009	19,008
Realized capital gain (loss) on investments	7,385	70,822	32,676	(8,978)	5,328
Change in unrealized appreciation/depreciation on investments during the year	33,961	32,398	(76,069)	(167,137)	(152,725)
Net realized and unrealized capital gain (loss) on investments	41,346	106,703	(43,393)	(168,106)	(128,389)
Net increase (decrease) in net assets from operations	$40,814	$104,730	$(41,040)	$(171,234)	$(104,799)

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Banking	Rydex VT Basic Materials	Rydex VT Biotechnology	Rydex VT Commodities Strategy	Rydex VT Consumer Products
Investment income (loss):
Dividend distributions	$1,520	$1,118	$-	$-	$1,653
Expenses:
Mortality and expense risk charge	(1,059)	(1,746)	(4,525)	(161)	(1,454)
Other expense charge	(561)	(925)	(2,396)	(86)	(770)
Net investment income (loss)	(100)	(1,553)	(6,921)	(247)	(571)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	19,731	7,972	-	-	-
Realized capital gain (loss) on investments	32,663	(20,599)	83,755	(1,613)	26,828
Change in unrealized appreciation/depreciation on investments during the year	(25,675)	3,386	152,893	628	12,156
Net realized and unrealized capital gain (loss) on investments	26,719	(9,241)	236,648	(985)	38,984
Net increase (decrease) in net assets from operations	$26,619	$(10,794)	$229,727	$(1,232)	$38,413

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Dow 2x Strategy	Rydex VT Electronics	Rydex VT Energy	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy
Investment income (loss):
Dividend distributions	$-	$131	$450	$-	$72
Expenses:
Mortality and expense risk charge	(837)	(448)	(1,983)	(1,576)	(424)
Other expense charge	(443)	(238)	(1,050)	(834)	(224)
Net investment income (loss)	(1,280)	(555)	(2,583)	(2,410)	(576)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	3,202	6,328	-
Realized capital gain (loss) on investments	12,818	130	(1,589)	(10,723)	19,952
Change in unrealized appreciation/depreciation on investments during the year	11,755	15,463	45,642	44,527	(9,242)
Net realized and unrealized capital gain (loss) on investments	24,573	15,593	47,255	40,132	10,710
Net increase (decrease) in net assets from operations	$23,293	$15,038	$44,672	$37,722	$10,134

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Financial Services	Rydex VT Government Long Bond 1.2x Strategy	Rydex VT Health Care	Rydex VT Internet	Rydex VT Inverse Dow 2x Strategy
Investment income (loss):
Dividend distributions	$617	$14,871	$1,872	$-	$-
Expenses:
Mortality and expense risk charge	(1,105)	(11,960)	(5,296)	(1,753)	(12)
Other expense charge	(585)	(6,332)	(2,804)	(928)	(5)
Net investment income (loss)	(1,073)	(3,421)	(6,228)	(2,681)	(17)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	1,334	-	19,638	-
Realized capital gain (loss) on investments	18,471	276,990	82,411	61,894	(899)
Change in unrealized appreciation/depreciation on investments during the year	12,238	(2,087)	135,811	21,714	(265)
Net realized and unrealized capital gain (loss) on investments	30,709	276,237	218,222	103,246	(1,164)
Net increase (decrease) in net assets from operations	$29,636	$272,816	$211,994	$100,565	$(1,181)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Inverse Government Long Bond Strategy	Rydex VT Inverse S&P 500 Strategy	Rydex VT Japan 2x Strategy	Rydex VT Leisure	Rydex VT Mid-Cap 1.5x Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$3,977	$-
Expenses:
Mortality and expense risk charge	(14,018)	(71)	(456)	(1,497)	(2,164)
Other expense charge	(7,421)	(38)	(242)	(793)	(1,146)
Net investment income (loss)	(21,439)	(109)	(698)	1,687	(3,310)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on investments	834,149	(36)	24,201	58,120	59,190
Change in unrealized appreciation/depreciation on investments during the year	606	(2,585)	(678)	(6,097)	9,274
Net realized and unrealized capital gain (loss) on investments	834,755	(2,621)	23,523	52,023	68,464
Net increase (decrease) in net assets from operations	$813,316	$(2,730)	$22,825	$53,710	$65,154

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT NASDAQ-100	Rydex VT NASDAQ-100 2x Strategy	Rydex VT Nova	Rydex VT Precious Metals	Rydex VT Real Estate
Investment income (loss):
Dividend distributions	$-	$-	$536	$2,550	$5,257
Expenses:
Mortality and expense risk charge	(32,857)	(897)	(5,546)	(2,290)	(2,598)
Other expense charge	(17,395)	(475)	(2,937)	(1,213)	(1,376)
Net investment income (loss)	(50,252)	(1,372)	(7,947)	(953)	1,283

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	19,222	-	-	-
Realized capital gain (loss) on investments	817,958	29,800	138,975	(80,107)	11,301
Change in unrealized appreciation/depreciation on investments during the year	350,273	20,444	112,192	(114,030)	(14,460)
Net realized and unrealized capital gain (loss) on investments	1,168,231	69,466	251,167	(194,137)	(3,159)
Net increase (decrease) in net assets from operations	$1,117,979	$68,094	$243,220	$(195,090)	$(1,876)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Retailing	Rydex VT Russell 2000 1.5x Strategy	Rydex VT Russell 2000 2x Strategy	Rydex VT S&P 500 2x Strategy	Rydex VT S&P 500 Pure Growth
Investment income (loss):
Dividend distributions	$12	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(1,247)	(3,153)	(165)	(613)	(2,101)
Other expense charge	(661)	(1,670)	(88)	(324)	(1,112)
Net investment income (loss)	(1,896)	(4,823)	(253)	(937)	(3,213)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	8,579	-	-	-	-
Realized capital gain (loss) on investments	15,293	115,268	10,651	12,847	41,344
Change in unrealized appreciation/depreciation on investments during the year	7,854	(7,793)	1,012	22,300	46,597
Net realized and unrealized capital gain (loss) on investments	31,726	107,475	11,663	35,147	87,941
Net increase (decrease) in net assets from operations	$29,830	$102,652	$11,410	$34,210	$84,728

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT S&P 500 Pure Value	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P MidCap 400 Pure Value	Rydex VT S&P SmallCap 600 Pure Growth	Rydex VT S&P SmallCap 600 Pure Value
Investment income (loss):
Dividend distributions	$-	$-	$291	$-	$2,695
Expenses:
Mortality and expense risk charge	(7,748)	(2,447)	(3,318)	(4,715)	(4,635)
Other expense charge	(4,102)	(1,295)	(1,757)	(2,496)	(2,454)
Net investment income (loss)	(11,850)	(3,742)	(4,784)	(7,211)	(4,394)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	10,658	-	91,709	-
Realized capital gain (loss) on investments	161,626	31,931	58,305	46,012	99,553
Change in unrealized appreciation/depreciation on investments during the year	174,177	35,304	33,125	48,677	78,480
Net realized and unrealized capital gain (loss) on investments	335,803	77,893	91,430	186,398	178,033
Net increase (decrease) in net assets from operations	$323,953	$74,151	$86,646	$179,187	$173,639

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Strengthening Dollar 2x Strategy	Rydex VT Technology	Rydex VT Tele- communications	Rydex VT Transportation	Rydex VT U.S. Government Money Market (c)
Investment income (loss):
Dividend distributions	$-	$-	$75	$-	$4
Expenses:
Mortality and expense risk charge	(697)	(669)	(74)	(2,240)	(97,310)
Other expense charge	(369)	(354)	(39)	(1,186)	(51,517)
Net investment income (loss)	(1,066)	(1,023)	(38)	(3,426)	(148,823)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	149
Realized capital gain (loss) on investments	(780)	(493)	693	10,489	-
Change in unrealized appreciation/depreciation on investments during the year	(9,587)	23,924	236	78,028	-
Net realized and unrealized capital gain (loss) on investments	(10,367)	23,431	929	88,517	149
Net increase (decrease) in net assets from operations	$(11,433)	$22,408	$891	$85,091	$(148,674)

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Utilities	Rydex VT Weakening Dollar 2x Strategy	Templeton Developing Markets Securities	Templeton Foreign Securities	Wells Fargo Advantage Opportunity VT
Investment income (loss):
Dividend distributions	$7,776	$-	$6,137	$6,893	$858
Expenses:
Mortality and expense risk charge	(1,714)	(79)	(1,887)	(1,762)	(3,390)
Other expense charge	(907)	(42)	(1,332)	(1,244)	(2,194)
Net investment income (loss)	5,155	(121)	2,918	3,887	(4,726)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on investments	11,517	(193)	3,821	14,637	62,392
Change in unrealized appreciation/depreciation on investments during the year	5,334	(2)	(12,934)	15,086	40,146
Net realized and unrealized capital gain (loss) on investments	16,851	(195)	(9,113)	29,723	102,538
Net increase (decrease) in net assets from operations	$22,006	$(316)	$(6,195)	$33,610	$97,812

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2013 and 2012

	Direxion Dynamic VP HY Bond		Dreyfus VIF International Value		Federated Fund for U.S. Government Securities II
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$15,110	$35,890	$2,523	$4,582	$13,971	$13,394
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	25,624	4,904	61,247	(975)	(14,779)	3,053
Change in unrealized appreciation/depreciation on investments during the year	(11,740)	34,021	(12,576)	28,865	(19,704)	(8,127)
Net increase (decrease) in net assets from operations	28,994	74,815	51,194	32,472	(20,512)	8,320

From contract owner transactions:
Variable annuity deposits	572	410	260	72	41	-
Contract owner maintenance charges	(5,934)	(7,351)	(2,552)	(3,381)	(2,061)	(2,633)
Terminations and withdrawals	(117,583)	(151,665)	(55,928)	(32,448)	(83,341)	(48,240)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	94,844	(1,005,317)	(259,636)	(29,733)	(181,642)	4,104
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(28,101)	(1,163,923)	(317,856)	(65,490)	(267,003)	(46,769)
Net increase (decrease) in net assets	893	(1,089,108)	(266,662)	(33,018)	(287,515)	(38,449)
Net assets at beginning of year	1,373,324	2,462,432	310,219	343,237	528,197	566,646
Net assets at end of year	$1,374,217	$1,373,324	$43,557	$310,219	$240,682	$528,197

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Federated High Income Bond II		Fidelity VIP Contrafund		Fidelity VIP Growth Opportunities
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$89,080	$98,047	$(8,116)	$(4,137)	$(2,959)	$(2,748)
Capital gains distributions	-	-	531	-	79	-
Realized capital gain (loss) on sales of fund shares	65,264	30,606	224,484	65,105	53,574	13,837
Change in unrealized appreciation/depreciation on investments during the year	(68,979)	68,338	215,269	156,906	(368)	7,504
Net increase (decrease) in net assets from operations	85,365	196,991	432,168	217,874	50,326	18,593

From contract owner transactions:
Variable annuity deposits	3,654	50,490	82	833	19	50,180
Contract owner maintenance charges	(13,135)	(15,277)	(11,833)	(11,834)	(1,263)	(1,233)
Terminations and withdrawals	(430,879)	(187,225)	(294,697)	(319,946)	(37,114)	(29,515)
Annuity payments	(2,601)	(2,506)	-	-	(3,262)	(2,803)
Transfers between subaccounts, net	(445,336)	71,641	300,225	181,554	(53,568)	15,189
Mortality adjustments	1,031	1,040	-	-	1,276	1,199
Net increase (decrease) in net assets from contract owner transactions	(887,266)	(81,837)	(6,223)	(149,393)	(93,912)	33,017
Net increase (decrease) in net assets	(801,901)	115,154	425,945	68,481	(43,586)	51,610
Net assets at beginning of year	1,694,015	1,578,861	1,575,633	1,507,152	208,952	157,342
Net assets at end of year	$892,114	$1,694,015	$2,001,578	$1,575,633	$165,366	$208,952

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Fidelity VIP Index 500		Fidelity VIP Investment Grade Bond		Franklin Small-Mid Cap Growth Securities
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,131	$2,240	$3,304	$5,913	$(2,286)	$(2,009)
Capital gains distributions	5,689	4,515	7,903	26,755	11,874	10,356
Realized capital gain (loss) on sales of fund shares	20,954	9,404	(4,054)	9,621	21,752	1,536
Change in unrealized appreciation/depreciation on investments during the year	125,896	30,143	(36,637)	1,440	15,222	(56)
Net increase (decrease) in net assets from operations	156,670	46,302	(29,484)	43,729	46,562	9,827

From contract owner transactions:
Variable annuity deposits	61	60,000	2,698	619	-	-
Contract owner maintenance charges	(4,941)	(3,979)	(6,063)	(9,953)	(547)	(445)
Terminations and withdrawals	(83,564)	(41,152)	(137,818)	(237,324)	(26,117)	(14,383)
Annuity payments	-	-	-	-	(2,813)	(2,435)
Transfers between subaccounts, net	338,945	23,459	(135,373)	49,064	(5,051)	19,345
Mortality adjustments	-	-	-	-	1,117	1,032
Net increase (decrease) in net assets from contract owner transactions	250,501	38,328	(276,556)	(197,594)	(33,411)	3,114
Net increase (decrease) in net assets	407,171	84,630	(306,040)	(153,865)	13,151	12,941
Net assets at beginning of year	427,506	342,876	927,615	1,081,480	130,771	117,830
Net assets at end of year	$834,677	$427,506	$621,575	$927,615	$143,922	$130,771

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Guggenheim VT All Cap Value		Guggenheim VT CLS AdvisorOne Amerigo		Guggenheim VT CLS AdvisorOne Clermont
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(116)	$(91)	$(63,138)	$(63,621)	$(5,246)	$5,320
Capital gains distributions	-	-	-	259,565	43,685	-
Realized capital gain (loss) on sales of fund shares	159	94	147,772	111,193	134,883	21,815
Change in unrealized appreciation/depreciation on investments during the year	2,755	1,062	848,719	231,339	36,327	180,022
Net increase (decrease) in net assets from operations	2,798	1,065	933,353	538,476	209,649	207,157

From contract owner transactions:
Variable annuity deposits	-	-	16,364	-	16,979	4,839
Contract owner maintenance charges	(77)	(58)	(37,350)	(46,206)	(19,504)	(22,965)
Terminations and withdrawals	(441)	(329)	(758,995)	(736,886)	(636,131)	(372,086)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	8,381	-	488,866	209	(397,684)	706,306
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	7,863	(387)	(291,115)	(782,883)	(1,036,340)	316,094
Net increase (decrease) in net assets	10,661	678	642,238	(244,407)	(826,691)	523,251
Net assets at beginning of year	8,251	7,573	4,417,385	4,661,792	2,727,173	2,203,922
Net assets at end of year	$18,912	$8,251	$5,059,623	$4,417,385	$1,900,482	$2,727,173

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Guggenheim VT CLS AdvisorOne Select Allocation		Guggenheim VT Large Cap Value		Guggenheim VT Long Short Equity (b)
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,735)	$(5,375)	$(2,851)	$(312)	$(1,353)	$(1,493)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	91,553	8,107	67,260	63	1,804	(7,659)
Change in unrealized appreciation/depreciation on investments during the year	132,605	193,194	3,422	9,702	14,889	11,653
Net increase (decrease) in net assets from operations	222,423	195,926	67,831	9,453	15,340	2,501

From contract owner transactions:
Variable annuity deposits	16,491	74	240	-	1	-
Contract owner maintenance charges	(10,828)	(16,385)	(2,501)	(428)	(604)	(789)
Terminations and withdrawals	(261,926)	(403,156)	(76,178)	(2,551)	(18,968)	(13,695)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(500,488)	38,806	(190,091)	273,174	42,127	1,582
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(756,751)	(380,661)	(268,530)	270,195	22,556	(12,902)
Net increase (decrease) in net assets	(534,328)	(184,735)	(200,699)	279,648	37,896	(10,401)
Net assets at beginning of year	1,723,936	1,908,671	281,333	1,685	93,928	104,329
Net assets at end of year	$1,189,608	$1,723,936	$80,634	$281,333	$131,824	$93,928

(b) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Guggenheim VT Mid Cap Value		Guggenheim VT Multi-Hedge Strategies		Guggenheim VT Small Cap Value
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,843)	$(4,041)	$(304)	$(258)	$(5,448)	$(5,895)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	112,156	6,831	(567)	(1,702)	104,609	19,761
Change in unrealized appreciation/depreciation on investments during the year	(13,820)	54,013	975	2,217	47,230	79,086
Net increase (decrease) in net assets from operations	94,493	56,803	104	257	146,391	92,952

From contract owner transactions:
Variable annuity deposits	240	97	-	-	3	50,140
Contract owner maintenance charges	(2,805)	(3,338)	(221)	(407)	(3,454)	(5,009)
Terminations and withdrawals	(86,209)	(29,945)	(11,211)	(9,845)	(96,722)	(120,918)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(270,716)	(35,764)	36,052	(8,195)	(255,377)	(9,158)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(359,490)	(68,950)	24,620	(18,447)	(355,550)	(84,945)
Net increase (decrease) in net assets	(264,997)	(12,147)	24,724	(18,190)	(209,159)	8,007
Net assets at beginning of year	370,901	383,048	22,737	40,927	513,987	505,980
Net assets at end of year	$105,904	$370,901	$47,461	$22,737	$304,828	$513,987

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Guggenheim VT StylePlus Mid Growth (b)		Guggenheim VT World Equity Income (b)		Invesco V.I. American Franchise (b)
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(725)	$(190)	$(7,999)	$(3,230)	$(596)	$(765)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	1,063	1,559	112,514	(2,135)	1,860	4,761
Change in unrealized appreciation/depreciation on investments during the year	15,674	(607)	18,872	68,335	23,547	107
Net increase (decrease) in net assets from operations	16,012	762	123,387	62,970	24,811	4,103

From contract owner transactions:
Variable annuity deposits	-	-	488	124	113	-
Contract owner maintenance charges	(329)	(113)	(5,974)	(2,634)	(158)	(276)
Terminations and withdrawals	(2,718)	(5,817)	(158,371)	(57,678)	(1,338)	(1,504)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	58,588	10,562	(468,879)	552,133	47,072	(14,245)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	55,541	4,632	(632,736)	491,945	45,689	(16,025)
Net increase (decrease) in net assets	71,553	5,394	(509,349)	554,915	70,500	(11,922)
Net assets at beginning of year	14,528	9,134	803,637	248,722	50,716	62,638
Net assets at end of year	$86,081	$14,528	$294,288	$803,637	$121,216	$50,716

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

	Invesco V.I. Government Securities		Invesco V.I. International Growth		Invesco V.I. Mid Cap Core Equity
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$14	$1,589	$(612)	$2,419	$(988)	$(3,808)
Capital gains distributions	-	-	-	-	8,085	2,998
Realized capital gain (loss) on sales of fund shares	(1,987)	284	24,013	7,951	16,095	12,882
Change in unrealized appreciation/depreciation on investments during the year	(1,559)	(1,001)	5,180	18,753	9,072	10,952
Net increase (decrease) in net assets from operations	(3,532)	872	28,581	29,123	32,264	23,024

From contract owner transactions:
Variable annuity deposits	-	-	-	135	-	44
Contract owner maintenance charges	(423)	(688)	(1,190)	(1,590)	(1,087)	(3,039)
Terminations and withdrawals	(68,080)	(13,504)	(45,662)	(57,728)	(23,941)	(28,544)
Annuity payments	-	-	(1,010)	(924)	-	-
Transfers between subaccounts, net	217	(12,052)	21,555	52,831	(61,157)	(120,236)
Mortality adjustments	-	-	409	389	-	-
Net increase (decrease) in net assets from contract owner transactions	(68,286)	(26,244)	(25,898)	(6,887)	(86,185)	(151,775)
Net increase (decrease) in net assets	(71,818)	(25,372)	2,683	22,236	(53,921)	(128,751)
Net assets at beginning of year	97,282	122,654	155,672	133,436	163,876	292,627
Net assets at end of year	$25,464	$97,282	$158,355	$155,672	$109,955	$163,876

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Neuberger Berman AMT Guardian		Neuberger Berman AMT Large Cap Value		Oppenheimer Main Street Small Cap Fund/VA (b)
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,417)	$(5,172)	$(532)	$(2,090)	$(1,973)	$(2,274)
Capital gains distributions	23,618	3,275	-	-	3,483	-
Realized capital gain (loss) on sales of fund shares	37,351	6,021	7,385	(10,241)	70,822	44,376
Change in unrealized appreciation/depreciation on investments during the year	94,147	37,869	33,961	38,548	32,398	(5,682)
Net increase (decrease) in net assets from operations	151,699	41,993	40,814	26,217	104,730	36,420

From contract owner transactions:
Variable annuity deposits	-	158	-	375	-	60,129
Contract owner maintenance charges	(2,644)	(2,540)	(691)	(690)	(2,274)	(1,331)
Terminations and withdrawals	(73,963)	(76,011)	(39,612)	(47,897)	(20,199)	(67,836)
Annuity payments	(2,709)	(2,271)	-	-	(4,630)	(3,740)
Transfers between subaccounts, net	118,598	6,272	(4,856)	(22,411)	(15,414)	(5,345)
Mortality adjustments	1,603	473	-	490	1,849	1,614
Net increase (decrease) in net assets from contract owner transactions	40,885	(73,919)	(45,159)	(70,133)	(40,668)	(16,509)
Net increase (decrease) in net assets	192,584	(31,926)	(4,345)	(43,916)	64,062	19,911
Net assets at beginning of year	411,362	443,288	161,440	205,356	239,215	219,304
Net assets at end of year	$603,946	$411,362	$157,095	$161,440	$303,277	$239,215

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	PIMCO VIT Low Duration		PIMCO VIT Real Return		PIMCO VIT Total Return
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,353	$11,778	$(3,128)	$(8,574)	$23,590	$40,014
Capital gains distributions	-	-	8,009	117,047	19,008	67,621
Realized capital gain (loss) on sales of fund shares	32,676	13,907	(8,978)	62,342	5,328	51,629
Change in unrealized appreciation/depreciation on investments during the year	(76,069)	76,663	(167,137)	(27,071)	(152,725)	110,115
Net increase (decrease) in net assets from operations	(41,040)	102,348	(171,234)	143,744	(104,799)	269,379

From contract owner transactions:
Variable annuity deposits	1,025	81	36,149	188,451	4,239	146,345
Contract owner maintenance charges	(20,008)	(20,821)	(10,173)	(15,849)	(30,947)	(31,357)
Terminations and withdrawals	(747,507)	(338,311)	(337,827)	(639,076)	(939,662)	(482,524)
Annuity payments	(2,417)	(2,500)	(2,998)	(3,220)	(2,594)	(2,669)
Transfers between subaccounts, net	(475,236)	996,403	(780,021)	484,730	(352,067)	(71,035)
Mortality adjustments	957	1,032	1,191	1,308	1,049	1,110
Net increase (decrease) in net assets from contract owner transactions	(1,243,186)	635,884	(1,093,679)	16,344	(1,319,982)	(440,130)
Net increase (decrease) in net assets	(1,284,226)	738,232	(1,264,913)	160,088	(1,424,781)	(170,751)
Net assets at beginning of year	2,925,402	2,187,170	2,264,223	2,104,135	3,570,950	3,741,701
Net assets at end of year	$1,641,176	$2,925,402	$999,310	$2,264,223	$2,146,169	$3,570,950

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Banking		Rydex VT Basic Materials		Rydex VT Biotechnology
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(100)	$(1,347)	$(1,553)	$(2,454)	$(6,921)	$(8,715)
Capital gains distributions	19,731	221	7,972	20,767	-	-
Realized capital gain (loss) on sales of fund shares	32,663	5,700	(20,599)	(10,176)	83,755	109,520
Change in unrealized appreciation/depreciation on investments during the year	(25,675)	17,005	3,386	11,328	152,893	47,054
Net increase (decrease) in net assets from operations	26,619	21,579	(10,794)	19,465	229,727	147,859

From contract owner transactions:
Variable annuity deposits	825	101	605	75	905	26,107
Contract owner maintenance charges	(956)	(991)	(910)	(1,073)	(3,750)	(5,716)
Terminations and withdrawals	(24,729)	(35,559)	(47,619)	(27,478)	(82,769)	(79,409)
Annuity payments	-	-	(1,820)	(1,899)	-	-
Transfers between subaccounts, net	(69,776)	199,904	(33,357)	118,594	607,799	50,628
Mortality adjustments	-	-	718	797	-	-
Net increase (decrease) in net assets from contract owner transactions	(94,636)	163,455	(82,383)	89,016	522,185	(8,390)
Net increase (decrease) in net assets	(68,017)	185,034	(93,177)	108,481	751,912	139,469
Net assets at beginning of year	205,219	20,185	244,882	136,401	440,327	300,858
Net assets at end of year	$137,202	$205,219	$151,705	$244,882	$1,192,239	$440,327

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Commodities Strategy		Rydex VT Consumer Products		Rydex VT Dow 2x Strategy
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(247)	$(435)	$(571)	$(999)	$(1,280)	$(803)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,613)	(4,611)	26,828	12,937	12,818	12,036
Change in unrealized appreciation/depreciation on investments during the year	628	4,117	12,156	3,229	11,755	(2,906)
Net increase (decrease) in net assets from operations	(1,232)	(929)	38,413	15,167	23,293	8,327

From contract owner transactions:
Variable annuity deposits	-	-	-	336	-	-
Contract owner maintenance charges	(74)	(175)	(435)	(710)	(798)	(516)
Terminations and withdrawals	(2,764)	(6,300)	(59,178)	(49,511)	(11,721)	(9,588)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(14,343)	10,559	13,924	(27,397)	(5,607)	(57,670)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(17,181)	4,084	(45,689)	(77,282)	(18,126)	(67,774)
Net increase (decrease) in net assets	(18,413)	3,155	(7,276)	(62,115)	5,167	(59,447)
Net assets at beginning of year	27,976	24,821	130,534	192,649	52,782	112,229
Net assets at end of year	$9,563	$27,976	$123,258	$130,534	$57,949	$52,782

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Electronics		Rydex VT Energy		Rydex VT Energy Services
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(555)	$(707)	$(2,583)	$(4,412)	$(2,410)	$(3,200)
Capital gains distributions	-	-	3,202	33,560	6,328	30,268
Realized capital gain (loss) on sales of fund shares	130	(34,815)	(1,589)	(2,565)	(10,723)	(39,378)
Change in unrealized appreciation/depreciation on investments during the year	15,463	35,726	45,642	(21,877)	44,527	9,364
Net increase (decrease) in net assets from operations	15,038	204	44,672	4,706	37,722	(2,946)

From contract owner transactions:
Variable annuity deposits	-	3	-	-	311	-
Contract owner maintenance charges	(518)	(526)	(1,299)	(2,112)	(1,166)	(2,355)
Terminations and withdrawals	(535)	(2,334)	(45,307)	(80,166)	(56,150)	(56,368)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(4,618)	6,009	(3,869)	(13,717)	724	(17,056)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(5,671)	3,152	(50,475)	(95,995)	(56,281)	(75,779)
Net increase (decrease) in net assets	9,367	3,356	(5,803)	(91,289)	(18,559)	(78,725)
Net assets at beginning of year	47,899	44,543	230,412	321,701	185,095	263,820
Net assets at end of year	$57,266	$47,899	$224,609	$230,412	$166,536	$185,095

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Europe 1.25x Strategy		Rydex VT Financial Services		Rydex VT Government Long Bond 1.2x Strategy
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(576)	$1,310	$(1,073)	$(689)	$(3,421)	$(16,706)
Capital gains distributions	-	-	-	-	1,334	39,209
Realized capital gain (loss) on sales of fund shares	19,952	4	18,471	(141)	276,990	(271,408)
Change in unrealized appreciation/depreciation on investments during the year	(9,242)	16,219	12,238	17,308	(2,087)	(14,706)
Net increase (decrease) in net assets from operations	10,134	17,533	29,636	16,478	272,816	(263,611)

From contract owner transactions:
Variable annuity deposits	21,550	43,906	550	111	-	405
Contract owner maintenance charges	(239)	(406)	(821)	(469)	(7,434)	(28,503)
Terminations and withdrawals	(23,066)	(1,460)	(11,587)	(23,271)	(239,166)	(252,313)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(205,246)	156,316	(55,735)	100,799	(52,404)	(200,928)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(207,001)	198,356	(67,593)	77,170	(299,004)	(481,339)
Net increase (decrease) in net assets	(196,867)	215,889	(37,957)	93,648	(26,188)	(744,950)
Net assets at beginning of year	249,153	33,264	147,826	54,178	61,923	806,873
Net assets at end of year	$52,286	$249,153	$109,869	$147,826	$35,735	$61,923

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Health Care		Rydex VT Internet		Rydex VT Inverse Dow 2x Strategy
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(6,228)	$(5,257)	$(2,681)	$(893)	$(17)	$(37)
Capital gains distributions	-	-	19,638	16,647	-	-
Realized capital gain (loss) on sales of fund shares	82,411	24,283	61,894	96	(899)	(1,762)
Change in unrealized appreciation/depreciation on investments during the year	135,811	29,131	21,714	(4,850)	(265)	833
Net increase (decrease) in net assets from operations	211,994	48,157	100,565	11,000	(1,181)	(966)

From contract owner transactions:
Variable annuity deposits	582	645	76	15	-	-
Contract owner maintenance charges	(3,495)	(2,264)	(1,484)	(697)	(10)	(36)
Terminations and withdrawals	(87,697)	(41,061)	(20,783)	(5,630)	-	(51)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	407,488	436,611	13,776	3,830	581	(4,901)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	316,878	393,931	(8,415)	(2,482)	571	(4,988)
Net increase (decrease) in net assets	528,872	442,088	92,150	8,518	(610)	(5,954)
Net assets at beginning of year	617,603	175,515	60,141	51,623	1,350	7,304
Net assets at end of year	$1,146,475	$617,603	$152,291	$60,141	$740	$1,350

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Inverse Government Long Bond Strategy		Rydex VT Inverse Mid-Cap Strategy	Rydex VT Inverse NASDAQ-100 Strategy	Rydex VT Inverse Russell 2000 Strategy
	2013	2012	2012	2012	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(21,439)	$(30,863)	$(68)	$(401)	$(92)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	834,149	(603,786)	(3,752)	13,181	4,444
Change in unrealized appreciation/depreciation on investments during the year	606	19,241	2,321	(310)	1,217
Net increase (decrease) in net assets from operations	813,316	(615,408)	(1,499)	12,470	5,569

From contract owner transactions:
Variable annuity deposits	889	-	-	7	-
Contract owner maintenance charges	(25,616)	(18,094)	(31)	(29)	(30)
Terminations and withdrawals	(298,799)	(263,580)	-	(2,824)	(155)
Annuity payments	-	-	-	-	-
Transfers between subaccounts, net	(481,394)	825,745	(12,647)	(23,621)	(21,037)
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(804,920)	544,071	(12,678)	(26,467)	(21,222)
Net increase (decrease) in net assets	8,396	(71,337)	(14,177)	(13,997)	(15,653)
Net assets at beginning of year	4,859	76,196	14,177	13,997	15,653
Net assets at end of year	$13,255	$4,859	$-	$-	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Inverse S&P 500 Strategy		Rydex VT Japan 2x Strategy		Rydex VT Leisure
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(109)	$(8,816)	$(698)	$(363)	$1,687	$(2,795)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(36)	(396,829)	24,201	(69)	58,120	16,565
Change in unrealized appreciation/depreciation on investments during the year	(2,585)	(148)	(678)	4,055	(6,097)	9,565
Net increase (decrease) in net assets from operations	(2,730)	(405,793)	22,825	3,623	53,710	23,335

From contract owner transactions:
Variable annuity deposits	-	-	1,320	86	876	670
Contract owner maintenance charges	(25)	(127)	(343)	(185)	(904)	(1,645)
Terminations and withdrawals	-	(61,049)	(19,516)	(2,541)	(28,102)	(30,377)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	-	445,247	(16,335)	13,656	(87,622)	44,887
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(25)	384,071	(34,874)	11,016	(115,752)	13,535
Net increase (decrease) in net assets	(2,755)	(21,722)	(12,049)	14,639	(62,042)	36,870
Net assets at beginning of year	9,951	31,673	31,334	16,695	111,435	74,565
Net assets at end of year	$7,196	$9,951	$19,285	$31,334	$49,393	$111,435

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Mid-Cap 1.5x Strategy		Rydex VT NASDAQ-100		Rydex VT NASDAQ-100 2x Strategy
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,310)	$(1,752)	$(50,252)	$(7,977)	$(1,372)	$(1,439)
Capital gains distributions	-	-	-	-	19,222	-
Realized capital gain (loss) on sales of fund shares	59,190	28,710	817,958	52,793	29,800	7,423
Change in unrealized appreciation/depreciation on investments during the year	9,274	918	350,273	7,368	20,444	1,357
Net increase (decrease) in net assets from operations	65,154	27,876	1,117,979	52,184	68,094	7,341

From contract owner transactions:
Variable annuity deposits	4,788	14	612	756	447	-
Contract owner maintenance charges	(2,219)	(1,350)	(17,834)	(6,298)	(1,140)	(975)
Terminations and withdrawals	(736)	(13,426)	(420,473)	(200,082)	(22,151)	(2,752)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(499,124)	432,057	9,616,251	(3,424)	181,592	10,113
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(497,291)	417,295	9,178,556	(209,048)	158,748	6,386
Net increase (decrease) in net assets	(432,137)	445,171	10,296,535	(156,864)	226,842	13,727
Net assets at beginning of year	568,292	123,121	203,953	360,817	26,675	12,948
Net assets at end of year	$136,155	$568,292	$10,500,488	$203,953	$253,517	$26,675

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Nova		Rydex VT Precious Metals		Rydex VT Real Estate
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(7,947)	$(9,545)	$(953)	$(4,937)	$1,283	$(666)
Capital gains distributions	-	-	-	33,488	-	-
Realized capital gain (loss) on sales of fund shares	138,975	71,235	(80,107)	(52,283)	11,301	26,552
Change in unrealized appreciation/depreciation on investments during the year	112,192	61,073	(114,030)	(9,013)	(14,460)	17,378
Net increase (decrease) in net assets from operations	243,220	122,763	(195,090)	(32,745)	(1,876)	43,264

From contract owner transactions:
Variable annuity deposits	19,243	36,477	7,624	137	-	25,558
Contract owner maintenance charges	(4,087)	(4,741)	(1,248)	(2,551)	(1,838)	(2,320)
Terminations and withdrawals	(82,461)	(205,984)	(13,650)	(21,390)	(45,018)	(56,260)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(336,791)	156,358	(95,361)	95,828	1,363	28,678
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(404,096)	(17,890)	(102,635)	72,024	(45,493)	(4,344)
Net increase (decrease) in net assets	(160,876)	104,873	(297,725)	39,279	(47,369)	38,920
Net assets at beginning of year	737,838	632,965	485,163	445,884	221,128	182,208
Net assets at end of year	$576,962	$737,838	$187,438	$485,163	$173,759	$221,128

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Retailing		Rydex VT Russell 2000 1.5x Strategy		Rydex VT Russell 2000 2x Strategy
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,896)	$(2,716)	$(4,823)	$(2,247)	$(253)	$(176)
Capital gains distributions	8,579	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	15,293	22,239	115,268	(20,936)	10,651	(234)
Change in unrealized appreciation/depreciation on investments during the year	7,854	6,576	(7,793)	8,013	1,012	1,312
Net increase (decrease) in net assets from operations	29,830	26,099	102,652	(15,170)	11,410	902

From contract owner transactions:
Variable annuity deposits	-	846	18,660	35,818	-	-
Contract owner maintenance charges	(1,314)	(1,767)	(3,799)	(1,301)	(205)	(164)
Terminations and withdrawals	(32,243)	(22,154)	(5,821)	(72,917)	(9,714)	(105)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	600,049	(72,618)	(274,603)	123,640	9,622	11,937
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	566,492	(95,693)	(265,563)	85,240	(297)	11,668
Net increase (decrease) in net assets	596,322	(69,594)	(162,911)	70,070	11,113	12,570
Net assets at beginning of year	77,344	146,938	177,683	107,613	17,346	4,776
Net assets at end of year	$673,666	$77,344	$14,772	$177,683	$28,459	$17,346

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT S&P 500 2x Strategy		Rydex VT S&P 500 Pure Growth		Rydex VT S&P 500 Pure Value
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(937)	$(482)	$(3,213)	$(37,129)	$(11,850)	$(36,102)
Capital gains distributions	-	-	-	1,670	-	-
Realized capital gain (loss) on sales of fund shares	12,847	722	41,344	467,763	161,626	286,158
Change in unrealized appreciation/depreciation on investments during the year	22,300	4,810	46,597	(41,168)	174,177	(74,193)
Net increase (decrease) in net assets from operations	34,210	5,050	84,728	391,136	323,953	175,863

From contract owner transactions:
Variable annuity deposits	46	-	727	15	27,655	55,877
Contract owner maintenance charges	(624)	(386)	(1,765)	(21,243)	(6,283)	(21,400)
Terminations and withdrawals	(212)	(163)	(42,983)	(607,765)	(115,466)	(589,873)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	188,734	23,944	(123,619)	(7,347,227)	1,249,829	(6,896,016)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	187,944	23,395	(167,640)	(7,976,220)	1,155,735	(7,451,412)
Net increase (decrease) in net assets	222,154	28,445	(82,912)	(7,585,084)	1,479,688	(7,275,549)
Net assets at beginning of year	44,695	16,250	355,714	7,940,798	738,671	8,014,220
Net assets at end of year	$266,849	$44,695	$272,802	$355,714	$2,218,359	$738,671

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT S&P MidCap 400 Pure Growth		Rydex VT S&P MidCap 400 Pure Value		Rydex VT S&P SmallCap 600 Pure Growth
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,742)	$(3,887)	$(4,784)	$(1,385)	$(7,211)	$(901)
Capital gains distributions	10,658	26,946	-	-	91,709	-
Realized capital gain (loss) on sales of fund shares	31,931	9,227	58,305	13,756	46,012	9,045
Change in unrealized appreciation/depreciation on investments during the year	35,304	8,034	33,125	7,169	48,677	3,319
Net increase (decrease) in net assets from operations	74,151	40,320	86,646	19,540	179,187	11,463

From contract owner transactions:
Variable annuity deposits	44	99	-	-	92	30
Contract owner maintenance charges	(2,026)	(3,370)	(2,993)	(482)	(4,240)	(213)
Terminations and withdrawals	(35,643)	(31,208)	(43,464)	(17,866)	(28,182)	(14,183)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(240,031)	76,532	243,244	(49,405)	1,244,937	(76,688)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(277,656)	42,053	196,787	(67,753)	1,212,607	(91,054)
Net increase (decrease) in net assets	(203,505)	82,373	283,433	(48,213)	1,391,794	(79,591)
Net assets at beginning of year	391,329	308,956	88,084	136,297	47,206	126,797
Net assets at end of year	$187,824	$391,329	$371,517	$88,084	$1,439,000	$47,206

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT S&P SmallCap 600 Pure Value		Rydex VT Strengthening Dollar 2x Strategy		Rydex VT Technology
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4,394)	$(2,179)	$(1,066)	$(112)	$(1,023)	$(1,309)
Capital gains distributions	-	-	-	-	-	14,559
Realized capital gain (loss) on sales of fund shares	99,553	28,708	(780)	(586)	(493)	(5,143)
Change in unrealized appreciation/depreciation on investments during the year	78,480	9,516	(9,587)	(625)	23,924	7,850
Net increase (decrease) in net assets from operations	173,639	36,045	(11,433)	(1,323)	22,408	15,957

From contract owner transactions:
Variable annuity deposits	24,012	47,726	6	-	-	-
Contract owner maintenance charges	(4,267)	(802)	(821)	(50)	(465)	(754)
Terminations and withdrawals	(46,694)	(21,119)	(11,131)	(589)	(14,247)	(26,197)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	816,820	211,314	115,843	(8,027)	(4,469)	(74,383)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	789,871	237,119	103,897	(8,666)	(19,181)	(101,334)
Net increase (decrease) in net assets	963,510	273,164	92,464	(9,989)	3,227	(85,377)
Net assets at beginning of year	429,366	156,202	4,753	14,742	77,148	162,525
Net assets at end of year	$1,392,876	$429,366	$97,217	$4,753	$80,375	$77,148

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Tele- communications		Rydex VT Transportation		Rydex VT U.S. Government Money Market (c)
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(38)	$57	$(3,426)	$(291)	$(148,823)	$(155,845)
Capital gains distributions	-	-	-	-	149	83
Realized capital gain (loss) on sales of fund shares	693	(1,786)	10,489	3,573	-	-
Change in unrealized appreciation/depreciation on investments during the year	236	3,831	78,028	709	-	-
Net increase (decrease) in net assets from operations	891	2,102	85,091	3,991	(148,674)	(155,762)

From contract owner transactions:
Variable annuity deposits	-	14	76	-	1,734,088	1,711,922
Contract owner maintenance charges	(40)	(153)	(1,864)	(63)	(52,884)	(73,963)
Terminations and withdrawals	(5,785)	(10,995)	(86,921)	(7,589)	(3,820,857)	(2,417,242)
Annuity payments	-	-	-	-	(805)	(848)
Transfers between subaccounts, net	(14,255)	(9,793)	1,003,721	(19,667)	(8,511,229)	9,761,574
Mortality adjustments	-	-	-	-	316	364
Net increase (decrease) in net assets from contract owner transactions	(20,080)	(20,927)	915,012	(27,319)	(10,651,371)	8,981,807
Net increase (decrease) in net assets	(19,189)	(18,825)	1,000,103	(23,328)	(10,800,045)	8,826,045
Net assets at beginning of year	20,878	39,703	9,107	32,435	19,137,673	10,311,628
Net assets at end of year	$1,689	$20,878	$1,009,210	$9,107	$8,337,628	$19,137,673

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Utilities		Rydex VT Weakening Dollar 2x Strategy		Templeton Developing Markets Securities
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$5,155	$2,022	$(121)	$(48)	$2,918	$(620)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	11,517	13,101	(193)	(243)	3,821	1,216
Change in unrealized appreciation/depreciation on investments during the year	5,334	(16,244)	(2)	25	(12,934)	29,817
Net increase (decrease) in net assets from operations	22,006	(1,121)	(316)	(266)	(6,195)	30,413

From contract owner transactions:
Variable annuity deposits	-	25,396	-	-	24,000	48,943
Contract owner maintenance charges	(1,337)	(1,657)	(67)	(32)	(1,305)	(2,548)
Terminations and withdrawals	(17,436)	(32,819)	(74)	(811)	(35,448)	(30,479)
Annuity payments	-	-	-	-	(1,809)	(1,820)
Transfers between subaccounts, net	25,236	(198,139)	889	11,798	(148,640)	(74,237)
Mortality adjustments	-	-	-	-	722	751
Net increase (decrease) in net assets from contract owner transactions	6,463	(207,219)	748	10,955	(162,480)	(59,390)
Net increase (decrease) in net assets	28,469	(208,340)	432	10,689	(168,675)	(28,977)
Net assets at beginning of year	174,005	382,345	10,689	-	278,761	307,738
Net assets at end of year	$202,474	$174,005	$11,121	$10,689	$110,086	$278,761

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Templeton Foreign Securities		Wells Fargo Advantage Opportunity VT
	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,887	$839	$(4,726)	$(2,968)
Capital gains distributions	-	-	-	80
Realized capital gain (loss) on sales of fund shares	14,637	(536)	62,392	5,390
Change in unrealized appreciation/depreciation on investments during the year	15,086	11,000	40,146	29,305
Net increase (decrease) in net assets from operations	33,610	11,303	97,812	31,807

From contract owner transactions:
Variable annuity deposits	5	45,000	169	115
Contract owner maintenance charges	(899)	(155)	(2,093)	(952)
Terminations and withdrawals	(31,904)	(40)	(38,157)	(25,313)
Annuity payments	-	-	(3,621)	(3,115)
Transfers between subaccounts, net	54,414	(30,450)	(184,493)	200,248
Mortality adjustments	-	207	1,430	1,344
Net increase (decrease) in net assets from contract owner transactions	21,616	14,562	(226,765)	172,327
Net increase (decrease) in net assets	55,226	25,865	(128,953)	204,134
Net assets at beginning of year	80,899	55,034	382,872	178,738
Net assets at end of year	$136,125	$80,899	$253,919	$382,872

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements

December 31, 2013

1. Organization and Significant Accounting Policies

Variable Annuity Account A - AdvisorDesigns Variable Annuity is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL).  Purchase payments for AdvisorDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account A (the Account), a separate account of FSBL.  The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts may be invested in a designated mutual fund as follows:

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Direxion Dynamic VP HY Bond	-	Rafferty Asset Management, LLC	-
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company	-
Federated High Income Bond II	Service	Federated Investment Management Company	-
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Rsrch (Japan) Inc.
Franklin Small-Mid Cap Growth Securities	Class 2	Franklin Advisers, Inc.	-
Guggenheim VT All Cap Value	-	Guggenheim Investments	-
Guggenheim VT CLS AdvisorOne Amerigo	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VT CLS AdvisorOne Clermont	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VT CLS AdvisorOne Select Allocation	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VT Large Cap Value	-	Guggenheim Investments	-
Guggenheim VT Long Short Equity	-	Guggenheim Investments	-
Guggenheim VT Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VT Multi-Hedge Strategies	-	Guggenheim Investments	-

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Guggenheim VT Small Cap Value	-	Guggenheim Investments	-
Guggenheim VT StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VT World Equity Income	-	Guggenheim Investments	-
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc.	-
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Neuberger Berman AMT Guardian	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Large Cap Value	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Main St Sm Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company LLC	-
Rydex VT Banking	-	Guggenheim Investments	-
Rydex VT Basic Materials	-	Guggenheim Investments	-
Rydex VT Biotechnology	-	Guggenheim Investments	-
Rydex VT Commodities Strategy	-	Guggenheim Investments	-
Rydex VT Consumer Products	-	Guggenheim Investments	-
Rydex VT Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VT Electronics	-	Guggenheim Investments	-
Rydex VT Energy	-	Guggenheim Investments	-
Rydex VT Energy Services	-	Guggenheim Investments	-
Rydex VT Europe 1.25x Strategy	-	Guggenheim Investments	-
Rydex VT Financial Services	-	Guggenheim Investments	-
Rydex VT Government Long Bond 1.2x Strategy	-	Guggenheim Investments	-
Rydex VT Health Care	-	Guggenheim Investments	-
Rydex VT Internet	-	Guggenheim Investments	-
Rydex VT Inverse Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VT Inverse Government Long Bond Strategy	-	Guggenheim Investments	-
Rydex VT Inverse Mid-Cap Strategy	-	Guggenheim Investments	-
Rydex VT Inverse NASDAQ-100 Strategy	-	Guggenheim Investments	-

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VT Inverse Russell 2000 Strategy	-	Guggenheim Investments	-
Rydex VT Inverse S&P 500 Strategy	-	Guggenheim Investments	-
Rydex VT Japan 2x Strategy	-	Guggenheim Investments	-
Rydex VT Leisure	-	Guggenheim Investments	-
Rydex VT Mid-Cap 1.5x Strategy	-	Guggenheim Investments	-
Rydex VT NASDAQ-100	-	Guggenheim Investments	-
Rydex VT NASDAQ-100 2x Strategy	-	Guggenheim Investments	-
Rydex VT Nova	-	Guggenheim Investments	-
Rydex VT Precious Metals	-	Guggenheim Investments	-
Rydex VT Real Estate	-	Guggenheim Investments	-
Rydex VT Retailing	-	Guggenheim Investments	-
Rydex VT Russell 2000 1.5x Strategy	-	Guggenheim Investments	-
Rydex VT Russell 2000 2x Strategy	-	Guggenheim Investments	-
Rydex VT S&P 500 2x Strategy	-	Guggenheim Investments	-
Rydex VT S&P 500 Pure Growth	-	Guggenheim Investments	-
Rydex VT S&P 500 Pure Value	-	Guggenheim Investments	-
Rydex VT S&P MidCap 400 Pure Growth	-	Guggenheim Investments	-
Rydex VT S&P MidCap 400 Pure Value	-	Guggenheim Investments	-
Rydex VT S&P SmallCap 600 Pure Growth	-	Guggenheim Investments	-
Rydex VT S&P SmallCap 600 Pure Value	-	Guggenheim Investments	-
Rydex VT Strengthening Dollar 2x Strategy	-	Guggenheim Investments	-
Rydex VT Technology	-	Guggenheim Investments	-
Rydex VT Telecommunications	-	Guggenheim Investments	-
Rydex VT Transportation	-	Guggenheim Investments	-
Rydex VT U.S. Government Money Market	-	Guggenheim Investments	-
Rydex VT Utilities	-	Guggenheim Investments	-
Rydex VT Weakening Dollar 2x Strategy	-	Guggenheim Investments	-
Templeton Developing Markets Securities	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Foreign Securities	Class 2	Templeton Investment Counsel, LLC	-
Wells Fargo Advantage Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its member and affiliated with Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.   The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Seventy-eight subaccounts are currently offered by the Separate Account, the following subaccounts had no activity as indicated:

Subaccounts with No Activity	2013	2012

Rydex VT Inverse Mid-Cap Strategy	X
Rydex VT Inverse NASDAQ-100 Strategy	X
Rydex VT Inverse Russell 2000 Strategy	X

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount

April 29, 2011	Invesco V.I. Government Securities

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name

April 29, 2013	Invesco V.I. American Franchise	Invesco Van Kampen V.I. American Franchise
April 30, 2013	Guggenheim VT StylePlus Mid Growth	Guggenheim VT Mid Cap Growth
April 30, 2013	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Main Street Small- & Mid-Cap Fund/VA
August 15, 2013	Guggenheim VT World Equity Income	Guggenheim VT MSCI EAFE Equal Weight
October 30, 2013	Guggenheim VT Long Short Equity	Guggenheim VT U.S. Long Short Momentum

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets

September 6, 2013	Guggenheim VT All-Asset Aggressive Strategy	Rydex VT U.S. Government Money Market	$381,418
September 6, 2013	Guggenheim VT All-Asset Conservative Strategy	Rydex VT U.S. Government Money Market	$560,217
September 6, 2013	Guggenheim VT All-Asset Moderate Strategy	Rydex VT U.S. Government Money Market	$708,841

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2013, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

Direxion Dynamic VP HY Bond	$ 1,628,123	$ 1,641,114
Dreyfus VIF International Value	32,127	347,460
Federated Fund for U.S. Government Securities II	320,682	573,714
Federated High Income Bond II	882,815	1,681,001
Fidelity VIP Contrafund	1,027,428	1,041,236
Fidelity VIP Growth Opportunities	871,560	968,352
Fidelity VIP Index 500	422,407	162,086
Fidelity VIP Investment Grade Bond	54,665	320,014
Franklin Small-Mid Cap Growth Securities	131,557	155,380
Guggenheim VT All Cap Value	8,378	631
Guggenheim VT CLS AdvisorOne Amerigo	558,802	913,055
Guggenheim VT CLS AdvisorOne Clermont	365,400	1,363,301
Guggenheim VT CLS AdvisorOne Select Allocation	68,113	826,599
Guggenheim VT Large Cap Value	73,907	345,288
Guggenheim VT Long Short Equity (b)	64,595	43,392
Guggenheim VT Mid Cap Value	54,009	417,342
Guggenheim VT Multi-Hedge Strategies	39,781	15,465
Guggenheim VT Small Cap Value	34,269	395,267
Guggenheim VT StylePlus Mid Growth (b)	62,126	7,310
Guggenheim VT World Equity Income (b)	88,366	729,101
Invesco V.I. American Franchise (b)	63,856	18,763
Invesco V.I. Government Securities	11,159	79,431
Invesco V.I. International Growth	317,170	343,680
Invesco V.I. Mid Cap Core Equity	48,817	127,905
Neuberger Berman AMT Guardian	231,570	170,484
Neuberger Berman AMT Large Cap Value	36,464	82,155
Oppenheimer Main Street Small Cap Fund/VA (b)	814,143	853,301
PIMCO VIT Low Duration	1,536,608	2,777,441
PIMCO VIT Real Return	202,449	1,291,247
PIMCO VIT Total Return	848,252	2,125,636
Rydex VT Banking	155,422	230,427
Rydex VT Basic Materials	98,432	174,396
Rydex VT Biotechnology	854,752	339,488
Rydex VT Commodities Strategy	63,457	80,885
Rydex VT Consumer Products	162,343	208,603
Rydex VT Dow 2x Strategy	238,880	258,286

(b) Name change. See Note 1.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Rydex VT Electronics	$ 8,702	$ 14,928
Rydex VT Energy	48,403	98,259
Rydex VT Energy Services	21,624	73,987
Rydex VT Europe 1.25x Strategy	88,294	295,871
Rydex VT Financial Services	39,915	108,581
Rydex VT Government Long Bond 1.2x Strategy	240,663,938	240,965,029
Rydex VT Health Care	881,459	570,809
Rydex VT Internet	953,218	944,676
Rydex VT Inverse Dow 2x Strategy	5,021	4,467
Rydex VT Inverse Government Long Bond Strategy	330,307,148	331,133,507
Rydex VT Inverse S&P 500 Strategy	-	134
Rydex VT Japan 2x Strategy	135,901	171,473
Rydex VT Leisure	594,405	708,470
Rydex VT Mid-Cap 1.5x Strategy	1,998,536	2,499,137
Rydex VT NASDAQ-100	46,608,157	37,479,853
Rydex VT NASDAQ-100 2x Strategy	1,234,199	1,057,601
Rydex VT Nova	193,985	606,028
Rydex VT Precious Metals	92,013	195,601
Rydex VT Real Estate	370,354	414,564
Rydex VT Retailing	782,346	209,171
Rydex VT Russell 2000 1.5x Strategy	4,307,457	4,577,843
Rydex VT Russell 2000 2x Strategy	26,896	27,446
Rydex VT S&P 500 2x Strategy	225,872	38,865
Rydex VT S&P 500 Pure Growth	131,204	302,057
Rydex VT S&P 500 Pure Value	3,001,092	1,857,207
Rydex VT S&P MidCap 400 Pure Growth	321,218	591,958
Rydex VT S&P MidCap 400 Pure Value	1,337,455	1,145,452
Rydex VT S&P SmallCap 600 Pure Growth	2,579,124	1,282,019
Rydex VT S&P SmallCap 600 Pure Value	2,354,249	1,568,772
Rydex VT Strengthening Dollar 2x Strategy	119,353	16,522
Rydex VT Technology	13,753	33,957
Rydex VT Telecommunications	9,846	29,964
Rydex VT Transportation	1,105,539	193,953
Rydex VT U.S. Government Money Market (c)	421,111,756	431,911,801
Rydex VT Utilities	157,210	145,592
Rydex VT Weakening Dollar 2x Strategy	13,564	12,937
Templeton Developing Markets Securities	238,501	398,063
Templeton Foreign Securities	333,107	307,604
Wells Fargo Advantage Opportunity VT	44,976	276,467

(c) Liquidation. See Note 1.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Reserve

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Issued Accounting Standards

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment Companies Measurement, and Disclosure Requirements, which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value.  ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees. The provisions of ASU 2013-08 are effective for interim and annual reporting periods in years beginning after December 15, 2013, and should be applied prospectively for entities that are investment companies upon the effective date of the amendments.  The Account is currently in the process of assessing the requirements of ASU 2013-08, but does not expect ASU 2013-08 to have an impact on its net assets or results of operations.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

• Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

• Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.  As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.

The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2013, based on the priority of the inputs to the valuation technique above.  There were no transfers between levels during the year ended December 31, 2013.  The Account had no financial liabilities as of December 31, 2013.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets.  The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value.  The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	Guggenheim VT All Cap Value, Guggenheim VT Large Cap Value, Guggenheim VT StylePlus Mid Growth, Guggenheim VT Mid Cap Value, Guggenheim VT World Equity Income, and Guggenheim VT Small Cap Value.
0.35%	Invesco V.I. International Growth and Invesco V.I. Mid Cap Core Equity.
0.40%	Direxion Dynamic VP HY Bond, Dreyfus VIF International Value Fund, and Oppenheimer Main Street Small Cap Fund/VA.
0.45%	Invesco V.I. Government Securities Fund and all of the Guggenheim VT and Rydex VT Funds except for those listed elsewhere.
0.50%
Federated High Income Bond II, Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, and Guggenheim VT CLS AdvisorOne Select Allocation, and all of the Fidelity Funds except for those listed elsewhere.

0.55%	Fidelity Index VIP 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, and PIMCO VIT Total Return, and Wells Fargo Advantage Opportunity VT.
0.60%
Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth,  Invesco V.I. American Franchise, Neuberger Berman AMT Guardian, Neuberger Berman AMT Large Cap Value, Templeton Foreign Securities, and Templeton Developing Markets Securities.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.
Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

• Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

• Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% for units withdrawn in the first seven years of the contract.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

• Administrative Charge: FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

• Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2013 and 2012, were as follows:

	2013			2012
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Direxion Dynamic VP HY Bond	190,726	(190,086)	640	186,181	(321,612)	(135,431)
Dreyfus VIF International Value	5,908	(48,048)	(42,140)	6,574	(15,768)	(9,194)
Federated Fund for U.S. Government Securities II	31,282	(58,040)	(26,758)	12,434	(15,372)	(2,938)
Federated High Income Bond II	61,882	(118,107)	(56,225)	45,779	(48,151)	(2,372)
Fidelity VIP Contrafund	85,475	(83,809)	1,666	36,094	(44,006)	(7,912)
Fidelity VIP Growth Opportunities	77,304	(86,514)	(9,210)	29,801	(26,553)	3,248
Fidelity VIP Index 500	49,503	(23,289)	26,214	25,818	(20,417)	5,401
Fidelity VIP Investment Grade Bond	14,186	(37,458)	(23,272)	16,817	(31,394)	(14,577)
Franklin Small-Mid Cap Growth Securities	11,106	(13,282)	(2,176)	2,932	(2,354)	578
Guggenheim VT All Cap Value	559	(131)	428	17	(26)	(9)
Guggenheim VT CLS AdvisorOne Amerigo	95,321	(107,152)	(11,831)	59,084	(116,443)	(57,359)
Guggenheim VT CLS AdvisorOne Clermont	57,096	(154,312)	(97,216)	97,187	(56,228)	40,959
Guggenheim VT CLS AdvisorOne Select Allocation	18,275	(96,076)	(77,801)	30,596	(68,512)	(37,916)
Guggenheim VT Large Cap Value	5,603	(20,900)	(15,297)	19,872	(230)	19,642
Guggenheim VT Long Short Equity (b)	8,412	(5,812)	2,600	13,594	(14,759)	(1,165)
Guggenheim VT Mid Cap Value	3,784	(20,466)	(16,682)	3,183	(6,637)	(3,454)
Guggenheim VT Multi-Hedge Strategies	5,829	(2,179)	3,650	675	(3,105)	(2,430)
Guggenheim VT Small Cap Value	3,022	(15,185)	(12,163)	11,252	(14,117)	(2,865)
Guggenheim VT StylePlus Mid Growth (b)	3,399	(323)	3,076	1,489	(1,241)	248
Guggenheim VT World Equity Income (b)	24,049	(76,986)	(52,937)	60,030	(9,144)	50,886
Invesco V.I. American Franchise (b)	9,138	(3,085)	6,053	14,114	(16,665)	(2,551)
Invesco V.I. Government Securities	1,302	(8,501)	(7,199)	314	(2,612)	(2,298)
Invesco V.I. International Growth	36,252	(38,115)	(1,863)	39,691	(38,817)	874
Invesco V.I. Mid Cap Core Equity	7,464	(15,449)	(7,985)	16,474	(32,145)	(15,671)
Neuberger Berman AMT Guardian	19,030	(14,306)	4,724	5,202	(12,243)	(7,041)

(b) Name change. See Note 1.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2013			2012
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Neuberger Berman AMT Large Cap Value	9,759	(13,494)	(3,735)	5,903	(12,878)	(6,975)
Oppenheimer Main Street Small Cap Fund/VA (b)	82,250	(83,754)	(1,504)	25,566	(26,326)	(760)
PIMCO VIT Low Duration	166,232	(281,931)	(115,699)	121,997	(54,197)	67,800
PIMCO VIT Real Return	24,415	(113,950)	(89,535)	86,455	(80,603)	5,852
PIMCO VIT Total Return	90,632	(198,553)	(107,921)	146,255	(175,919)	(29,664)
Rydex VT Banking	27,144	(48,235)	(21,091)	64,970	(24,509)	40,461
Rydex VT Basic Materials	7,883	(14,231)	(6,348)	14,744	(7,535)	7,209
Rydex VT Biotechnology	71,096	(30,794)	40,302	103,168	(97,836)	5,332
Rydex VT Commodities Strategy	15,836	(19,718)	(3,882)	15,125	(14,133)	992
Rydex VT Consumer Products	10,592	(12,736)	(2,144)	14,809	(19,870)	(5,061)
Rydex VT Dow 2x Strategy	24,348	(26,182)	(1,834)	31,768	(40,404)	(8,636)
Rydex VT Electronics	3,205	(4,475)	(1,270)	34,603	(32,929)	1,674
Rydex VT Energy	4,304	(7,550)	(3,246)	10,966	(17,641)	(6,675)
Rydex VT Energy Services	3,106	(7,687)	(4,581)	9,956	(16,978)	(7,022)
Rydex VT Europe 1.25x Strategy	12,410	(43,237)	(30,827)	61,152	(29,533)	31,619
Rydex VT Financial Services	7,291	(17,940)	(10,649)	40,489	(25,032)	15,457
Rydex VT Government Long Bond 1.2x Strategy	17,978,064	(17,979,225)	(1,161)	28,372,610	(28,424,766)	(52,156)
Rydex VT Health Care	76,768	(52,933)	23,835	93,626	(49,358)	44,268
Rydex VT Internet	125,094	(117,300)	7,794	9,780	(9,580)	200
Rydex VT Inverse Dow 2x Strategy	10,263	(10,245)	18	20,737	(23,379)	(2,642)
Rydex VT Inverse Government Long Bond Strategy	119,657,412	(119,654,766)	2,646	133,138,476	(133,161,907)	(23,431)
Rydex VT Inverse Mid-Cap Strategy	-	-	-	523	(4,817)	(4,294)
Rydex VT Inverse NASDAQ-100 Strategy	-	-	-	1,610,860	(1,615,438)	(4,578)
Rydex VT Inverse Russell 2000 Strategy	-	-	-	201,890	(206,961)	(5,071)
Rydex VT Inverse S&P 500 Strategy	103	(10)	93	11,714,875	(11,720,039)	(5,164)
Rydex VT Japan 2x Strategy	19,959	(22,898)	(2,939)	523	(4,817)	(4,294)
Rydex VT Leisure	58,687	(68,030)	(9,343)	42,508	(39,425)	3,083

(b) Name change. See Note 1.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2013			2012
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VT Mid-Cap 1.5x Strategy	129,383	(165,247)	(35,864)	71,879	(39,946)	31,933
Rydex VT NASDAQ-100	4,372,975	(3,526,095)	846,880	639,138	(660,465)	(21,327)
Rydex VT NASDAQ-100 2x Strategy	156,191	(134,594)	21,597	32,072	(30,281)	1,791
Rydex VT Nova	78,335	(128,338)	(50,003)	108,995	(109,509)	(514)
Rydex VT Precious Metals	9,104	(15,522)	(6,418)	17,065	(13,122)	3,943
Rydex VT Real Estate	27,829	(31,343)	(3,514)	44,438	(43,338)	1,100
Rydex VT Retailing	58,077	(17,952)	40,125	26,046	(33,928)	(7,882)
Rydex VT Russell 2000 1.5x Strategy	362,558	(379,563)	(17,005)	180,424	(175,180)	5,244
Rydex VT Russell 2000 2x Strategy	4,592	(4,868)	(276)	3,878	(1,561)	2,317
Rydex VT S&P 500 2x Strategy	27,540	(6,698)	20,842	5,833	(1,586)	4,247
Rydex VT S&P 500 Pure Growth	12,629	(28,000)	(15,371)	2,018,008	(2,843,315)	(825,307)
Rydex VT S&P 500 Pure Value	252,561	(166,480)	86,081	2,293,736	(3,165,172)	(871,436)
Rydex VT S&P MidCap 400 Pure Growth	20,853	(38,037)	(17,184)	22,758	(19,396)	3,362
Rydex VT S&P MidCap 400 Pure Value	105,957	(87,884)	18,073	13,117	(19,031)	(5,914)
Rydex VT S&P SmallCap 600 Pure Growth	176,297	(88,093)	88,204	16,711	(24,232)	(7,521)
Rydex VT S&P SmallCap 600 Pure Value	191,036	(132,181)	58,855	81,835	(56,934)	24,901
Rydex VT Strengthening Dollar 2x Strategy	26,639	(4,004)	22,635	20,240	(22,161)	(1,921)
Rydex VT Technology	2,874	(5,782)	(2,908)	9,777	(28,338)	(18,561)
Rydex VT Telecommunications	2,010	(6,043)	(4,033)	8,971	(12,942)	(3,971)
Rydex VT Transportation	94,053	(20,536)	73,517	6,651	(9,572)	(2,921)
Rydex VT U.S. Government Money Market (c)	63,759,453	(65,281,615)	(1,522,162)	99,728,247	(98,380,642)	1,347,605
Rydex VT Utilities	21,282	(19,470)	1,812	56,922	(86,536)	(29,614)
Rydex VT Weakening Dollar 2x Strategy	1,700	(1,558)	142	6,216	(5,001)	1,215
Templeton Developing Markets Securities	11,877	(19,172)	(7,295)	14,884	(17,375)	(2,491)
Templeton Foreign Securities	31,162	(27,735)	3,427	6,638	(4,811)	1,827
Wells Fargo Advantage Opportunity VT	4,933	(20,897)	(15,964)	24,055	(7,592)	16,463

(c) Liquidation. See Note 1.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2013, were as follows:
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Direxion Dynamic VP HY Bond
2013	155,457	8.84	1,374,217	2.13	1.25	(0.45)
2012	154,817	8.88	1,373,324	2.78	1.25	4.59
2011	290,248	8.49	2,462,432	2.51	1.25	0.59
2010	1,300,934	8.44	10,981,415	8.49	1.25	(0.35)
2009	251,335	8.47	2,129,083	3.63	1.25	5.22
Dreyfus VIF International Value
2013	5,691	7.62	43,557	3.35	1.25	17.59
2012	47,831	6.48	310,219	2.63	1.25	7.64
2011	57,025	6.02	343,237	0.46	1.25	(22.12)
2010	6,770	7.73	52,301	0.06	1.25	(0.13)
2009	130,255	7.74	1,005,347	0.06	1.25	25.24
Federated Fund for U.S. Government Securities II
2013	25,330	9.50	240,682	5.37	1.45	(6.31)
2012	52,088	10.14	528,197	3.93	1.45	(1.55)
2011	55,026	10.30	566,646	4.19	1.45	1.18
2010	59,805	10.18	608,799	4.30	1.45	0.59
2009	54,018	10.12	546,654	2.57	1.45	0.60
Federated High Income Bond II
2013	59,624	14.94	892,114	8.56	1.35	2.19
2012	115,849	14.62	1,694,015	7.36	1.35	9.43
2011	118,221	13.36	1,578,861	6.50	1.35	0.45
2010	79,977	13.30	1,062,440	21.48	1.35	9.47
2009	160,215	12.15	1,944,586	6.58	1.35	46.03

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Fidelity VIP Contrafund
2013	126,133	15.87	2,001,578	0.85	1.35	25.36
2012	124,467	12.66	1,575,633	1.15	1.35	11.15
2011	132,379	11.39	1,507,152	0.65	1.35	(6.87)
2010	129,427	12.23	1,583,239	0.85	1.35	11.89
2009	200,906	10.93	2,195,305	1.36	1.35	29.66
Fidelity VIP Growth Opportunities
2013	13,889	11.91	165,366	0.04	1.35	31.75
2012	23,099	9.04	208,952	0.16	1.35	14.14
2011	19,851	7.92	157,342	-	1.35	(2.34)
2010	25,291	8.11	205,583	-	1.35	18.22
2009	29,928	6.86	205,663	0.26	1.35	39.15
Fidelity VIP Index 500
2013	74,221	11.26	834,677	2.04	1.40	26.23
2012	48,007	8.92	427,506	2.09	1.40	10.67
2011	42,606	8.06	342,876	2.19	1.40	(2.66)
2010	30,729	8.28	253,778	0.96	1.40	9.81
2009	77,965	7.54	587,452	1.92	1.40	20.83
Fidelity VIP Investment Grade Bond
2013	58,297	10.66	621,575	1.78	1.35	(6.24)
2012	81,569	11.37	927,615	2.00	1.35	1.07
2011	96,146	11.25	1,081,480	3.42	1.35	2.46
2010	76,446	10.98	839,241	3.49	1.35	3.00
2009	70,337	10.66	750,009	7.59	1.35	10.58
Franklin Small-Mid Cap Growth Securities
2013	10,941	13.16	143,922	-	1.45	32.13
2012	13,117	9.96	130,771	-	1.45	6.07
2011	12,539	9.39	117,830	-	1.45	(9.01)
2010	16,709	10.32	172,627	-	1.45	22.13
2009	45,039	8.45	380,893	-	1.45	37.18

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VT All Cap Value
2013	968	19.54	18,912	-	1.10	27.88
2012	540	15.28	8,251	-	1.10	10.89
2011	549	13.78	7,573	-	1.10	(8.19)
2010	560	15.01	8,404	-	1.10	11.93
2009	952	13.41	12,761	-	1.10	27.59
Guggenheim VT CLS AdvisorOne Amerigo
2013	374,020	13.54	5,059,623	0.02	1.35	18.15
2012	385,851	11.46	4,417,385	-	1.35	8.94
2011	443,210	10.52	4,661,792	-	1.35	(11.30)
2010	405,014	11.86	4,800,112	0.09	1.35	10.22
2009	471,324	10.76	5,067,780	0.59	1.35	33.50
Guggenheim VT CLS AdvisorOne Clermont
2013	189,239	10.04	1,900,482	1.25	1.35	5.46
2012	286,455	9.52	2,727,173	1.49	1.35	6.13
2011	245,496	8.97	2,203,922	1.94	1.35	(4.57)
2010	209,450	9.40	1,969,659	1.78	1.35	6.21
2009	216,311	8.85	1,914,338	2.08	1.35	17.37
Guggenheim VT CLS AdvisorOne Select Allocation
2013	120,205	9.90	1,189,608	1.24	1.35	13.66
2012	198,006	8.71	1,723,936	1.12	1.35	7.66
2011	235,922	8.09	1,908,671	1.49	1.35	(8.28)
2010	252,246	8.82	2,225,369	1.64	1.35	8.89
2009	289,226	8.10	2,343,004	2.42	1.35	30.02
Guggenheim VT Large Cap Value
2013	4,476	18.03	80,634	-	1.10	26.70
2012	19,773	14.23	281,333	-	1.10	10.91
2011	131	12.83	1,685	-	1.10	(7.70)
2010	374	13.90	5,194	-	1.10	11.47
2009	312	12.47	3,889	-	1.10	21.42

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VT Long Short Equity (b)
2013	13,092	10.06	131,824	-	1.30	12.53
2012	10,492	8.94	93,928	-	1.30	-
2011	11,657	8.94	104,329	-	1.30	(10.51)
2010	12,376	9.99	123,750	-	1.30	6.50
2009	71,339	9.38	669,086	0.09	1.30	21.98
Guggenheim VT Mid Cap Value
2013	4,791	22.11	105,904	-	1.10	28.03
2012	21,473	17.27	370,901	-	1.10	12.36
2011	24,927	15.37	383,048	-	1.10	(11.21)
2010	1,627	17.31	28,217	-	1.10	13.06
2009	724	15.31	11,092	-	1.10	38.18
Guggenheim VT Multi-Hedge Strategies
2013	6,839	6.95	47,461	-	1.30	(2.52)
2012	3,189	7.13	22,737	0.47	1.30	(2.19)
2011	5,619	7.29	40,927	-	1.30	(0.95)
2010	4,758	7.36	34,998	-	1.30	1.80
2009	9,894	7.23	71,861	0.35	1.30	(7.43)
Guggenheim VT Small Cap Value
2013	10,023	30.42	304,828	-	1.10	31.29
2012	22,186	23.17	513,987	-	1.10	14.70
2011	25,051	20.20	505,980	-	1.10	(8.47)
2010	13,309	22.07	293,577	-	1.10	17.02
2009	15,834	18.86	298,553	-	1.10	49.68
Guggenheim VT StylePlus Mid Growth (b)
2013	3,902	22.06	86,081	-	1.10	25.27
2012	826	17.61	14,528	-	1.10	11.10
2011	578	15.85	9,134	-	1.10	(8.17)
2010	747	17.26	12,869	-	1.10	19.20
2009	4,882	14.48	70,663	-	1.10	38.17

(b) Name change. See Note 1.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VT World Equity Income (b)
2013	24,864	11.82	294,288	-	1.10	14.53
2012	77,801	10.32	803,637	-	1.10	11.81
2011	26,915	9.23	248,722	-	1.10	(19.18)
2010	37,491	11.42	428,514	-	1.10	11.09
2009	54,456	10.28	560,253	-	1.10	14.86
Invesco V.I. American Franchise (b)
2013	13,788	8.79	121,216	0.42	1.45	33.99
2012	7,735	6.56	50,716	-	1.45	7.27
2011	10,286	6.09	62,638	0.17	1.45	(11.99)
2010	11,184	6.92	77,330	0.82	1.45	10.54
2009	14,535	6.26	90,987	0.50	1.45	15.71
Invesco V.I. Government Securities (a)
2013	2,813	9.04	25,464	1.46	1.30	(7.00)
2012	10,012	9.72	97,282	2.67	1.30	(2.11)
2011	12,310	9.93	122,654	-	1.30	3.65
Invesco V.I. International Growth
2013	15,286	10.31	158,355	0.88	1.20	13.80
2012	17,149	9.06	155,672	3.56	1.20	10.49
2011	16,275	8.20	133,436	1.31	1.20	(10.77)
2010	41,415	9.19	380,677	1.10	1.20	7.99
2009	212,118	8.51	1,807,679	2.75	1.20	29.33
Invesco V.I. Mid Cap Core Equity
2013	9,555	11.51	109,955	0.43	1.20	23.23
2012	17,540	9.34	163,876	-	1.20	6.02
2011	33,211	8.81	292,627	0.05	1.20	(10.38)
2010	34,890	9.83	342,935	0.51	1.20	9.10
2009	19,000	9.01	171,176	0.60	1.20	24.45

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Neuberger Berman AMT Guardian
2013	47,350	12.75	603,946	0.73	1.45	32.67
2012	42,626	9.61	411,362	0.27	1.45	7.86
2011	49,667	8.91	443,288	0.48	1.45	(7.19)
2010	59,051	9.60	566,861	0.12	1.45	13.88
2009	15,281	8.43	128,874	0.90	1.45	23.97
Neuberger Berman AMT Large Cap Value
2013	12,929	12.15	157,095	1.15	1.45	25.39
2012	16,664	9.69	161,440	0.37	1.45	11.51
2011	23,639	8.69	205,356	-	1.45	(15.22)
2010	16,402	10.25	168,079	0.49	1.45	10.69
2009	32,944	9.26	305,105	2.48	1.45	49.35
Oppenheimer Main Street Small Cap Fund/VA (b)
2013	24,100	12.58	303,277	0.74	1.25	34.69
2012	25,604	9.34	239,215	0.33	1.25	12.80
2011	26,364	8.28	219,304	0.30	1.25	(6.44)
2010	35,402	8.85	313,210	0.46	1.25	17.84
2009	49,122	7.51	368,523	0.34	1.25	31.29
PIMCO VIT Low Duration
2013	163,912	9.99	1,641,176	1.75	1.40	(4.40)
2012	279,611	10.45	2,925,402	1.80	1.40	1.26
2011	211,811	10.32	2,187,170	0.99	1.40	(3.28)
2010	109,719	10.67	1,170,834	1.59	1.40	0.76
2009	127,282	10.59	1,348,109	3.37	1.40	8.39
PIMCO VIT Real Return
2013	91,996	10.82	999,310	1.16	1.40	(13.16)
2012	181,531	12.46	2,264,223	0.97	1.40	4.09
2011	175,679	11.97	2,104,135	1.58	1.40	6.88
2010	103,613	11.20	1,161,170	1.51	1.40	3.42
2009	83,260	10.83	901,677	3.48	1.40	13.28

(b) Name change. See Note 1.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

PIMCO VIT Total Return
2013	191,703	11.17	2,146,169	2.43	1.40	(6.21)
2012	299,624	11.91	3,570,950	2.42	1.40	4.93
2011	329,288	11.35	3,741,701	1.69	1.40	(0.87)
2010	157,292	11.45	1,803,328	7.17	1.40	3.43
2009	238,129	11.07	2,637,369	5.12	1.40	9.06
Rydex VT Banking
2013	24,732	5.54	137,202	0.89	1.30	23.66
2012	45,823	4.48	205,219	0.33	1.30	18.83
2011	5,362	3.77	20,185	0.07	1.30	(25.35)
2010	9,580	5.05	48,434	1.43	1.30	8.14
2009	5,425	4.67	25,301	92.19	1.30	(7.52)
Rydex VT Basic Materials
2013	11,363	13.36	151,705	0.56	1.30	(2.98)
2012	17,711	13.77	244,882	-	1.30	6.00
2011	10,502	12.99	136,401	-	1.30	(19.96)
2010	215,338	16.23	3,494,160	0.58	1.30	21.39
2009	191,619	13.37	2,560,754	0.14	1.30	48.89
Rydex VT Biotechnology
2013	88,840	13.45	1,192,239	-	1.30	47.80
2012	48,538	9.10	440,327	-	1.30	30.19
2011	43,206	6.99	300,858	-	1.30	5.91
2010	33,854	6.60	223,079	-	1.30	6.11
2009	37,654	6.22	234,083	-	1.30	13.30
Rydex VT Commodities Strategy
2013	2,257	4.22	9,563	-	1.30	(7.25)
2012	6,139	4.55	27,976	-	1.30	(5.60)
2011	5,147	4.82	24,821	8.63	1.30	(10.58)
2010	7,818	5.39	42,105	-	1.30	3.45
2009	5,662	5.21	29,470	1.68	1.30	6.98

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Rydex VT Consumer Products
2013	7,126	17.29	123,258	1.30	1.30	22.80
2012	9,270	14.08	130,534	1.06	1.30	4.45
2011	14,331	13.48	192,649	2.98	1.30	8.97
2010	13,654	12.37	168,885	0.72	1.30	12.35
2009	164,456	11.01	1,808,939	2.88	1.30	14.09
Rydex VT Dow 2x Strategy
2013	4,380	13.21	57,949	-	1.30	55.78
2012	6,214	8.48	52,782	-	1.30	12.17
2011	14,850	7.56	112,229	-	1.30	4.56
2010	27,534	7.23	198,921	0.14	1.30	19.31
2009	216,847	6.06	1,313,646	-	1.30	31.17
Rydex VT Electronics
2013	15,531	3.69	57,266	0.25	1.30	29.47
2012	16,801	2.85	47,899	-	1.30	(3.39)
2011	15,127	2.95	44,543	-	1.30	(19.84)
2010	25,914	3.68	95,561	-	1.30	4.84
2009	522,844	3.51	1,837,539	-	1.30	64.79
Rydex VT Energy
2013	14,893	15.08	224,609	0.20	1.30	18.27
2012	18,139	12.75	230,412	-	1.30	(1.92)
2011	24,814	13.00	321,701	-	1.30	(9.85)
2010	180,694	14.42	2,603,399	0.85	1.30	14.08
2009	29,849	12.64	376,058	-	1.30	32.63
Rydex VT Energy Services
2013	14,411	11.59	166,536	-	1.30	18.75
2012	18,992	9.76	185,095	-	1.30	(3.84)
2011	26,014	10.15	263,820	-	1.30	(13.17)
2010	91,453	11.69	1,068,415	-	1.30	20.76
2009	28,704	9.68	277,803	-	1.30	55.63

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Rydex VT Europe 1.25x Strategy
2013	6,609	7.91	52,286	0.05	1.30	18.77
2012	37,436	6.66	249,153	1.57	1.30	16.43
2011	5,817	5.72	33,264	-	1.30	(18.63)
2010	14,572	7.03	102,446	2.21	1.30	(14.58)
2009	302,290	8.23	2,487,736	3.82	1.30	30.02
Rydex VT Financial Services
2013	16,547	6.64	109,869	0.48	1.30	22.06
2012	27,196	5.44	147,826	0.26	1.30	17.49
2011	11,739	4.63	54,178	0.06	1.30	(18.49)
2010	14,733	5.68	83,509	0.60	1.30	9.65
2009	45,003	5.18	233,553	2.22	1.30	14.60
Rydex VT Government Long Bond 1.2x Strategy
2013	3,246	11.01	35,735	30.46	1.30	(21.69)
2012	4,407	14.06	61,923	5.78	1.30	(1.33)
2011	56,563	14.25	806,873	1.86	1.30	35.59
2010	17,803	10.51	186,944	12.97	1.30	5.42
2009	17,622	9.97	175,238	2.04	1.30	(34.41)
Rydex VT Health Care
2013	88,808	12.90	1,146,475	0.21	1.30	35.79
2012	64,973	9.50	617,603	-	1.30	12.29
2011	20,705	8.46	175,515	-	1.30	0.24
2010	24,282	8.44	204,935	0.05	1.30	2.30
2009	225,872	8.25	1,860,817	-	1.30	19.39
Rydex VT Internet
2013	18,327	8.27	152,291	-	1.30	44.83
2012	10,533	5.71	60,141	-	1.30	14.43
2011	10,333	4.99	51,623	-	1.30	(15.71)
2010	147,785	5.92	874,053	-	1.30	15.63
2009	504,896	5.12	2,583,771	-	1.30	59.01

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Rydex VT Inverse Dow 2x Strategy
2013	891	0.83	740	-	1.30	(46.45)
2012	873	1.55	1,350	-	1.30	(25.48)
2011	3,515	2.08	7,304	-	1.30	(30.20)
2010	-	2.98	-	-	1.30	(33.18)
2009	337	4.46	1,502	-	1.30	(47.03)
Rydex VT Inverse Government Long Bond Strategy
2013	4,438	2.99	13,255	-	1.30	10.33
2012	1,792	2.71	4,859	-	1.30	(10.26)
2011	25,223	3.02	76,196	-	1.30	(33.33)
2010	13,829	4.53	62,651	-	1.30	(16.42)
2009	5,305	5.42	28,744	-	1.30	14.35
Rydex VT Inverse Mid-Cap Strategy
2013	-	1.79	-	-	1.30	(30.62)
2012	-	2.58	-	-	1.30	(21.82)
2011	4,294	3.30	14,177	-	1.30	(11.05)
2010	9,446	3.71	35,090	-	1.30	(28.52)
2009	2,788	5.19	14,471	-	1.30	(37.99)
Rydex VT Inverse NASDAQ-100 Strategy
2013	-	1.62	-	-	1.30	(32.22)
2012	-	2.39	-	-	1.30	(21.90)
2011	4,578	3.06	13,997	-	1.30	(13.80)
2010	10,072	3.55	35,776	-	1.30	(24.63)
2009	4,251	4.71	20,059	1.54	1.30	(42.63)
Rydex VT Inverse Russell 2000 Strategy
2013	-	1.61	-	-	1.30	(33.74)
2012	-	2.43	-	-	1.30	(21.36)
2011	5,071	3.09	15,653	-	1.30	(11.71)
2010	22,377	3.50	78,349	-	1.30	(30.69)
2009	27,292	5.05	137,835	-	1.30	(35.67)

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Rydex VT Inverse S&P 500 Strategy
2013	3,468	2.08	7,196	-	1.30	(29.49)
2012	3,375	2.95	9,951	-	1.30	(20.49)
2011	8,539	3.71	31,673	-	1.30	(12.91)
2010	12,016	4.26	51,084	-	1.30	(20.37)
2009	8,525	5.35	45,721	-	1.30	(30.70)
Rydex VT Japan 2x Strategy
2013	2,061	9.37	19,285	-	1.30	49.44
2012	5,000	6.27	31,334	-	1.30	15.05
2011	3,063	5.45	16,695	-	1.30	(31.88)
2010	143,933	8.00	1,151,851	-	1.30	10.80
2009	27,407	7.22	198,033	0.08	1.30	18.36
Rydex VT Leisure
2013	4,496	10.99	49,393	4.95	1.30	36.52
2012	13,839	8.05	111,435	-	1.30	16.16
2011	10,756	6.93	74,565	-	1.30	(1.84)
2010	311,030	7.06	2,197,657	0.07	1.30	24.73
2009	7,689	5.66	43,496	-	1.30	31.02
Rydex VT Mid-Cap 1.5x Strategy
2013	7,170	19.01	136,155	-	1.30	43.91
2012	43,034	13.21	568,292	-	1.30	19.12
2011	11,101	11.09	123,121	-	1.30	(11.49)
2010	30,668	12.53	384,142	-	1.30	31.76
2009	19,380	9.51	184,231	0.06	1.30	45.86
Rydex VT NASDAQ-100
2013	868,671	12.08	10,500,488	-	1.30	28.92
2012	21,791	9.37	203,953	-	1.30	11.81
2011	43,118	8.38	360,817	-	1.30	(2.10)
2010	129,297	8.56	1,106,732	-	1.30	13.53
2009	152,258	7.54	1,148,495	-	1.30	45.56

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Rydex VT NASDAQ-100 2x Strategy
2013	26,384	9.60	253,517	-	1.30	72.66
2012	4,787	5.56	26,675	-	1.30	28.41
2011	2,996	4.33	12,948	-	1.30	(4.84)
2010	4,488	4.55	20,395	-	1.30	31.12
2009	82,544	3.47	285,874	-	1.30	109.00
Rydex VT Nova
2013	60,973	9.46	576,962	0.08	1.30	42.68
2012	110,976	6.63	737,838	-	1.30	17.14
2011	111,490	5.66	632,965	0.05	1.30	(5.35)
2010	138,588	5.98	830,780	0.19	1.30	15.00
2009	161,775	5.20	843,424	0.94	1.30	29.68
Rydex VT Precious Metals
2013	18,966	9.88	187,438	0.76	1.30	(48.35)
2012	25,384	19.13	485,163	-	1.30	(8.12)
2011	21,441	20.82	445,884	0.04	1.30	(27.33)
2010	49,678	28.65	1,422,957	-	1.30	32.27
2009	195,137	21.66	4,227,012	-	1.30	42.97
Rydex VT Real Estate
2013	13,207	13.19	173,759	2.66	1.30	(0.45)
2012	16,721	13.25	221,128	1.76	1.30	13.34
2011	15,621	11.69	182,208	2.84	1.30	(2.01)
2010	15,138	11.93	180,091	0.42	1.30	19.54
2009	262,842	9.98	2,622,432	3.81	1.30	19.95
Rydex VT Retailing
2013	47,173	14.28	673,666	-	1.30	30.05
2012	7,048	10.98	77,344	-	1.30	11.81
2011	14,930	9.82	146,938	-	1.30	0.92
2010	9,778	9.73	95,139	-	1.30	19.83
2009	294,010	8.12	2,386,125	-	1.30	38.10

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Rydex VT Russell 2000 1.5x Strategy
2013	985	15.00	14,772	-	1.30	51.98
2012	17,990	9.87	177,683	-	1.30	16.94
2011	12,746	8.44	107,613	-	1.30	(15.94)
2010	13,379	10.04	134,655	-	1.30	32.11
2009	18,971	7.60	144,275	-	1.30	27.73
Rydex VT Russell 2000 2x Strategy
2013	3,240	8.77	28,459	-	1.30	77.89
2012	3,516	4.93	17,346	-	1.30	23.56
2011	1,199	3.99	4,776	-	1.30	(22.67)
2010	1,172	5.16	6,031	-	1.30	42.15
2009	1,515	3.63	5,524	-	1.30	30.11
Rydex VT S&P 500 2x Strategy
2013	28,582	9.34	266,849	-	1.30	61.59
2012	7,740	5.78	44,695	-	1.30	24.03
2011	3,493	4.66	16,250	-	1.30	(8.09)
2010	8,925	5.07	45,204	-	1.30	20.14
2009	16,884	4.22	71,493	0.67	1.30	40.20
Rydex VT S&P 500 Pure Growth
2013	20,066	13.58	272,802	-	1.30	35.39
2012	35,437	10.03	355,714	-	1.30	8.55
2011	860,744	9.24	7,940,798	-	1.30	(5.33)
2010	671,097	9.76	6,543,698	-	1.30	19.75
2009	49,567	8.15	403,006	-	1.30	41.00
Rydex VT S&P 500 Pure Value
2013	160,383	13.83	2,218,359	-	1.30	39.13
2012	74,302	9.94	738,671	0.06	1.30	17.08
2011	945,738	8.49	8,014,220	0.06	1.30	(7.21)
2010	10,740	9.15	98,189	0.36	1.30	15.24
2009	43,945	7.94	349,728	1.94	1.30	44.89

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Rydex VT S&P MidCap 400 Pure Growth
2013	10,270	18.31	187,824	-	1.30	28.40
2012	27,454	14.26	391,329	-	1.30	11.15
2011	24,092	12.83	308,956	-	1.30	(4.82)
2010	424,646	13.48	5,722,858	-	1.30	26.93
2009	33,824	10.62	358,061	-	1.30	50.21
Rydex VT S&P MidCap 400 Pure Value
2013	26,127	14.22	371,517	0.13	1.30	30.10
2012	8,054	10.93	88,084	-	1.30	11.99
2011	13,968	9.76	136,297	-	1.30	(11.03)
2010	324,823	10.97	3,563,027	0.61	1.30	15.11
2009	117,535	9.53	1,122,014	3.88	1.30	48.67
Rydex VT S&P SmallCap 600 Pure Growth
2013	92,304	15.59	1,439,000	-	1.30	35.33
2012	4,100	11.52	47,206	-	1.30	5.98
2011	11,621	10.87	126,797	-	1.30	(0.82)
2010	284,262	10.96	3,116,459	-	1.30	20.04
2009	24,636	9.13	225,129	-	1.30	28.41
Rydex VT S&P SmallCap 600 Pure Value
2013	101,773	13.68	1,392,876	0.30	1.30	36.80
2012	42,918	10.00	429,366	-	1.30	15.34
2011	18,017	8.67	156,202	-	1.30	(13.30)
2010	241,313	10.00	2,412,031	-	1.30	19.90
2009	29,750	8.34	248,476	3.04	1.30	55.31
Rydex VT Strengthening Dollar 2x Strategy
2013	23,712	4.10	97,217	-	1.30	(7.03)
2012	1,077	4.41	4,753	-	1.30	(10.18)
2011	2,998	4.91	14,742	-	1.30	(8.40)
2010	1,275	5.36	6,829	-	1.30	(8.53)
2009	1,004	5.86	5,886	-	1.30	(19.39)

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Rydex VT Technology
2013	11,872	6.77	80,375	-	1.30	29.69
2012	14,780	5.22	77,148	-	1.30	7.19
2011	33,341	4.87	162,525	-	1.30	(12.88)
2010	42,888	5.59	239,785	-	1.30	7.29
2009	844,312	5.21	4,404,274	-	1.30	48.86
Rydex VT Telecommunications
2013	313	5.39	1,689	0.66	1.30	12.53
2012	4,346	4.79	20,878	1.66	1.30	0.42
2011	8,317	4.77	39,703	0.45	1.30	(18.04)
2010	13,311	5.82	77,525	1.99	1.30	9.60
2009	11,409	5.31	60,581	0.17	1.30	23.20
Rydex VT Transportation
2013	74,487	13.55	1,009,210	-	1.30	44.30
2012	970	9.39	9,107	-	1.30	12.59
2011	3,891	8.34	32,435	-	1.30	(14.81)
2010	224,511	9.79	2,199,065	-	1.30	18.81
2009	11,546	8.24	95,109	0.13	1.30	12.41
Rydex VT U.S. Government Money Market (c)
2013	1,265,035	6.58	8,337,628	-	1.30	(4.22)
2012	2,787,197	6.87	19,137,673	-	1.30	(4.18)
2011	1,439,592	7.17	10,311,628	0.01	1.30	(4.27)
2010	772,074	7.49	5,780,735	0.01	1.30	(4.10)
2009	2,095,352	7.81	16,374,024	0.02	1.30	(4.17)
Rydex VT Utilities
2013	28,062	7.21	202,474	4.13	1.30	8.75
2012	26,250	6.63	174,005	1.85	1.30	(3.07)
2011	55,864	6.84	382,345	1.84	1.30	11.40
2010	24,434	6.14	150,830	1.66	1.30	2.33
2009	56,730	6.00	340,003	6.70	1.30	9.09

(c) Liquidation. See Note 1.

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Rydex VT Weakening Dollar 2x Strategy
2013	1,357	8.19	11,121	-	1.30	(6.93)
2012	1,215	8.80	10,689	-	1.30	(3.40)
2011	-	9.11	-	-	1.30	(7.79)
2010	-	9.88	-	-	1.30	(9.61)
2009	668	10.93	7,305	0.01	1.30	2.15
Templeton Developing Markets Securities
2013	5,242	21.00	110,086	3.16	1.45	(5.23)
2012	12,537	22.16	278,761	1.43	1.45	8.20
2011	15,028	20.48	307,738	0.66	1.45	(19.50)
2010	15,247	25.44	389,612	0.53	1.45	12.47
2009	17,211	22.62	390,516	2.98	1.45	65.11
Templeton Foreign Securities
2013	11,345	12.01	136,125	6.35	1.45	17.51
2012	7,918	10.22	80,899	2.57	1.45	13.18
2011	6,091	9.03	55,034	2.72	1.45	(14.57)
2010	13,770	10.57	145,551	0.37	1.45	3.73
2009	37,892	10.19	386,182	2.96	1.45	30.98
Wells Fargo Advantage Opportunity VT
2013	18,195	13.96	253,919	0.27	1.40	25.09
2012	34,159	11.16	382,872	0.08	1.40	10.50
2011	17,696	10.10	178,738	0.16	1.40	(9.58)
2010	26,680	11.17	298,060	0.75	1.40	18.45
2009	21,033	9.43	198,386	-	1.40	41.38

Variable Annuity Account A - AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.

(3) For periods shorter than a year, total return is not annualized. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

FINANCIAL STATEMENTS

First Security Benefit Life Insurance and Annuity
Company of New York (An Indirect Wholly Owned
Subsidiary of Guggenheim SBC Holdings, LLC)
Years Ended December 31, 2013, 2012, and 2011 With Report of Independent Auditors

Ernst & Young LLP

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Financial Statements

Years Ended December 31, 2013, 2012, and 2011

Ernst & Young LLP One Kansas City Place Suite 2500 1200 Main Street Kansas City, MO 64105-2143	Tel: +1 816 474 5200 Fax: +1 816 480 5369 ey.com

Report of Independent Auditors

The Board of Directors
First Security Benefit Life Insurance
and Annuity Company of New York

We have audited the accompanying financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Guggenheim SBC Holdings, LLC, which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for the years ended December 31, 2013, 2012, and 2011, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

1

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and the results of its operations and its cash flows for the years ended December 31, 2013, 2012, and 2011 in conformity with U.S. generally accepted accounting principles.

Change in Method of Accounting for Deferred Policy Acquisition Costs

As discussed in Note 1 to the financial statements, effective January 1, 2012, and prospectively applied, the Company changed its method of accounting for deferred policy acquisition costs.

April 4, 2014

2

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Balance Sheets

	December 31
	2013	2012
	(In Thousands, Except Share Amounts)
Assets
Investments:
Securities available for sale:
Bonds	$143,106	$10,734
Equities	3,362	—
Securities fair value option:
Bonds	144,714	97,526
Equities	1,756	780
Policy loans	99	68
Short-term investments	630	—
Cash and cash equivalents	162,790	137,368
Total investments	456,457	246,476

Accrued investment income	2,035	899
Income taxes receivable	1,026	498
Deferred income tax asset	2,629	737
Due from affiliates	157	1,584
Reinsurance recoverable	155,613	153,615
Reinsurance derivative asset	4,592	—
Deferred policy acquisition costs	10,205	3,086
Deferred sales inducement costs	34	—
Value of business acquired	3,656	4,346
Intangible assets	50	50
Other assets	141	114
Separate account assets	146,255	136,033
Total assets	$782,850	$547,438

3

	December 31
	2013	2012
	(In Thousands,
	Except Share Amounts)
Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$440,689	$236,817
Funds withheld	157,082	154,059
Reinsurance derivative liability	—	4,182
Other liabilities	3,518	2,432
Separate account liabilities	146,255	136,033
Total liabilities	747,544	533,523

Stockholder’s equity:
Common stock ($10 par value; 200,000 non-convertible shares authorized, issued, and outstanding)	2,000	2,000
Additional paid-in capital	34,547	9,547
Accumulated other comprehensive (loss) income	(3,106)	139
Retained earnings	1,865	2,229
Total stockholder’s equity	35,306	13,915

Total liabilities and stockholder’s equity	$782,850	$547,438

See accompanying notes.

4

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Operations

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Revenues:
Asset-based fees	$2,625	$2,726	$3,262
Net investment income	3,701	444	356
Net realized/unrealized (losses) gains	(524)	18	—
Other revenues	78	67	—
Total revenues	5,880	3,255	3,618

Benefits and expenses:
Interest credited to annuity account balances	3,353	592	446
Other benefits	169	38	69
Total benefits	3,522	630	515

Commissions and other operating expenses	2,137	1,119	1,089
Amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired	876	722	827
Total benefits and expenses	6,535	2,471	2,431

(Loss) income before income tax (benefit) expense	(655)	784	1,187
Income tax (benefit) expense	(291)	(227)	359
Net (loss) income	$(364)	$1,011	$828

See accompanying notes.

5

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Comprehensive Income

	Year Ended December 31
	2013	2012	2011
	(In Thousands)

Net (loss) income	$(364)	$1,011	$828
Other comprehensive (loss) income, net of income tax
Net unrealized and realized (losses) gains on available-for-sale securities	(3,352)	95	196
Net effect of unrealized gains (losses) on:
Deferred policy acquisition costs and value of business acquired	126	(85)	(48)
Policy reserves and annuity account values	(19)	14	—
Other comprehensive (loss) income	(3,245)	24	148
Comprehensive (loss) income	$(3,609)	$1,035	$976

See accompanying notes.

6

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Changes in Stockholder’s Equity

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity
	(In Thousands)
Balance at January 1, 2011	$2,000	$9,547	$(33)	$390	$11,904
Net income	—	—	—	828	828
Other comprehensive income	—	—	148	—	148
Balance at December 31, 2011	2,000	9,547	115	1,218	12,880
Net income	—	—	—	1,011	1,011
Other comprehensive income	—	—	24	—	24
Balance at December 31, 2012	2,000	9,547	139	2,229	13,915
Capital contribution from parent	—	25,000	—	—	25,000
Net loss	—	—	—	(364)	(364)
Other comprehensive loss	—	—	(3,245)	—	(3,245)
Balance at December 31, 2013	$2,000	$34,547	$(3,106)	$1,865	$35,306

See accompanying notes.

7

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Statements of Cash Flows

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Operating activities
Net (loss) income	$(364)	$1,011	$828
Adjustments to reconcile net (loss) income to net cash and cash equivalents (used in) provided by operating activities:
Interest credited to annuity account balances	3,353	592	446
Policy acquisition costs deferred	(7,092)	(2,983)	(137)
Sales inducement costs deferred	(33)	—	—
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	876	722	827
Amortization of investment premiums and discounts	(1,324)	(19)	—
Deferred income taxes	237	(817)	392
Net purchases of securities, fair value option	(56,469)	(91,983)	—
Net realized/unrealized losses (gains)	471	(1,128)	—
Other changes in operating assets and liabilities	729	(750)	47
Funds withheld	2,941	153,986	—
Net cash and cash equivalents (used in) provided by operating activities	(56,675)	58,631	2,403

Investing activities
Sales, maturities, or repayments of investments:
Bonds available for sale	56,511	8,934	2,949
Equity securities available for sale	2,053	—	—
	58,564	8,934	2,949
Acquisitions of investments:
Bonds available for sale	(194,276)	(1,499)	(9,151)
Equity securities available for sale	(5,681)	—	—
	(199,957)	(1,499)	(9,151)
Net purchase of short-term investments	(626)	—	—
Net (increase) decrease in policy loans	(31)	22	35
Net cash and cash equivalents (used in) provided by investing activities	(142,050)	7,457	(6,167)

Financing activities
Deposits to annuity account balances	204,854	69,242	2,099
Withdrawals from annuity account balances	(5,707)	(1,082)	(1,776)
Capital contribution from parent	25,000	—	—
Net cash and cash equivalents provided by financing activities	224,147	68,160	323

Increase (decrease) in cash and cash equivalents	25,422	134,248	(3,441)
Cash and cash equivalents at beginning of year	137,368	3,120	6,561
Cash and cash equivalents at end of year	$162,790	$137,368	$3,120

Supplemental disclosures of cash flow information
Cash paid during the year for:
Income taxes	$—	$883	$31

Supplemental disclosures of non-cash information
For the years ended December 31, 2013 and 2012, the Company recognized a change in the reinsurance derivative asset and liability of $(9,257) and $4,971, respectively, which is equal to the change in the unrealized gains or losses on the segregated assets supporting the funds withheld liability and the change in the embedded derivative in the coinsurance agreement with Security Benefit Life Insurance Company. (See Notes 3 and 11).

See accompanying notes.

8

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements

December 31, 2013

1. Nature of Operations and Significant Accounting Policies

Organization and Operations

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company’s business activities are concentrated in the sale of fixed annuity products and variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation (SBC), which is a wholly owned subsidiary of Guggenheim SBC Holdings, LLC (GSBCH).

Use of Estimates

The preparation of financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are used in the valuation of investments; amortization of deferred policy acquisition costs, deferred sales inducement costs, and the value of business acquired; calculation of liabilities for future policy benefits; and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its financial statements are reasonable and prudent. However, actual results could differ from those estimates.

Recently Adopted Accounting Pronouncements

On January 1, 2012, the Company adopted on a prospective basis Accounting Standards Update (ASU) 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. ASU 2010-26 clarifies the types of costs incurred by an insurance entity that can be capitalized in the acquisition of insurance contracts. Only those costs incurred which result directly from and are essential to the successful acquisition of new or renewal insurance contracts may be capitalized. Incremental costs related to unsuccessful attempts to acquire insurance contracts must be expensed as incurred. The required disclosures are provided in Note 4.

9

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

On January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. The required disclosures are provided in Note 10.

In 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. The Company adopted this guidance through two separate but consecutive statements in the financial statements.

In 2012, the Company adopted ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05, authoritative guidance to defer certain provisions included in ASU 2011-05. This guidance defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments to allow the Financial Accounting Standards Board (FASB) time to redeliberate whether to present on the face of the financial statements the effects of reclassification out of accumulated other comprehensive income (AOCI) for all periods presented. The adoption of ASU 2011-12 did not have a material impact on the financial statements.

In 2013, the Company adopted ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, authoritative guidance which provides an entity the option to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. The adoption of ASU 2012-02 did not have a material impact on the financial statements.

10

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In 2013, the Company adopted ASU 2013-2, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, authoritative guidance which requires entities to disclose additional information about items reclassified out of AOCI. Entities are required to disclose information regarding changes in AOCI balances by component and significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements. The adoption of ASU 2013-2 did not have a material impact on the financial statements.

Investments

Bonds classified as available for sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in the statement of comprehensive income, with the corresponding adjustments related to deferred policy acquisition costs, policy reserves, and annuity account values and net of applicable income taxes. The adjustment related to deferred policy acquisition costs and policy reserves and annuity account values represents the impact from using a discount rate that would have been required if such unrealized gains or losses had been realized. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. If it is determined that a decline in the fair value is other than temporary, unrealized losses are bifurcated between credit- and non-credit-related impairments. Credit-related impairments are recognized in earnings, while non-credit-related impairments are reported as a component of AOCI. The Company has elected to utilize the fair value option for certain financial instruments segregated to support the funds withheld liability.

Equity securities include common stocks and non-redeemable preferred stocks. Equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of other comprehensive income or loss, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the statements of operations as a component of net realized/unrealized gains (losses).

Realized capital gains and losses on sales of investments are determined using the average cost method. In addition, unrealized capital gains and losses related to the fair value option securities are reported as a component of net realized/unrealized gains (losses) in the statement of operations.

11

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy loans are reported at unpaid principal.

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

Derivatives

The Company has entered into a coinsurance with funds withheld arrangement containing an embedded derivative whose fair value is based on the change in the fair value of the underlying segregated assets. The embedded derivative within the coinsurance funds withheld arrangement is included in the reinsurance derivative asset/liability on the balance sheets.

The Company issues certain products that contain a derivative that is embedded in the product and must be accounted for under Accounting Standards Codification (ASC) Topic 815, Derivatives and Hedging. Under Topic ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. When the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. Embedded derivatives, which are reported with the host instrument in the balance sheets in policy reserves and annuity account values, are reported at fair value, with changes in fair value recognized in the statements of operations.

12

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, incremental direct costs of the contract acquisitions (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are instead included in deferred sales inducement costs in the balance sheets. Deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 7.69% for all years), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverage by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

13

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Value of Business Acquired

Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed at the time of the Company’s change in control. VOBA is amortized in a similar manner to the amortization of deferred policy acquisition costs.

Intangible Assets

In accordance with ASC Topic 350, Intangibles – Goodwill and Other, intangible assets meeting certain criteria are recognized apart from goodwill. This guidance prohibits the amortization of intangible assets with indefinite useful lives. Additionally, the Company assesses whether its indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

Separate Accounts

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges. The Company also issues variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. Certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. As discussed in Note 11, the embedded derivative reserves are reinsured with Security Benefit Life Insurance Company (SBL), an affiliate.

14

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.00% to 2.30% during 2013, 1.00% to 3.85% during 2012, and 1.25% to 4.10% during 2011. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

Reinsurance

The Company utilizes reinsurance agreements to manage certain risks associated with the annuity operations and to reduce exposure to large losses. In the accompanying financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of balances where allowable by contract.

15

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s statements of operations as a component of income tax expense (benefit), is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.

Recognition of Revenues

Revenues from deferred annuities consist of policy charges for the mortality and expense risk charge, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Statutory Financial Information

The Company’s statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Department of Financial Services (the Department). The Department has adopted the National Association of Insurance Commissioners’ (NAIC) statutory accounting practices as the basis of its statutory accounting practices.

In addition, the Superintendent of the Department (the Superintendent) has the right to permit other specific practices that may deviate from prescribed practices. “Permitted” statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

16

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Under the laws of the state of New York, the Company is required to maintain a minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Statutory capital and surplus of the insurance operations was $30,638,000 and $9,801,000 at December 31, 2013 and 2012, respectively. Statutory net income (loss) of the insurance operations was $(3,824,000), $(2,866,000), and $255,000 for the years ended December 31, 2013, 2012, and 2011, respectively.

The payment of dividends by the Company to its stockholder is limited and can only be made from earned profits unless prior approval is received from the Superintendent. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Superintendent is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2014, the Company is not allowed to pay dividends without prior approval of the Superintendent.

Reclassifications

In the prior year’s balance sheet, the reinsurance derivative liability was reclassified out of reinsurance recoverable and funds withheld to conform to the current year’s presentation.

17

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company’s portfolio of bonds and equity securities available for sale as of December 31, 2013 and 2012, is as follows:

	2013
	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,468	$—	$948	$11,520
Obligations of government-sponsored enterprises	27,817	87	1,855	26,049
Corporate	33,390	118	1,128	32,380
Obligations of foreign governments	722	—	82	640
Municipal obligations	9,922	9	431	9,500
Commercial mortgage-backed	10,754	29	375	10,408
Residential mortgage-backed	18,145	93	579	17,659
Collateralized debt obligations	2,020	36	22	2,034
Other asset-backed obligations	32,806	195	85	32,916

Total bonds	$148,044	$567	$5,505	$143,106
Equity securities:
Financial	$3,611	$—	$249	$3,362
Total equity securities	$3,611	$—	$249	$3,362

	2012
	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,091	$2	$—	$1,093
Obligations of government-sponsored enterprises	9,276	366	1	9,641
Total bonds	$10,367	$368	$1	$10,734

18

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

For bonds and equity securities with unrealized losses as of December 31, 2013, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2013
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Bonds, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$11,520	$948	$—	$—	$11,520	$948
Obligations of government-sponsored enterprises	20,525	1,854	96	1	20,621	1,855
Corporate	25,852	1,128	—	—	25,852	1,128
Obligations of foreign governments	641	82	—	—	641	82
Municipal obligations	7,661	431	—	—	7,661	431
Commercial mortgage-backed	7,580	375	—	—	7,580	375
Residential mortgage-backed	14,009	579	—	—	14,009	579
Collateralized debt obligations	805	22	—	—	805	22
Other asset-backed obligations	11,673	85	—	—	11,673	85
Total bonds, available for sale	$100,266	$5,504	$96	$1	$100,362	$5,505
Total equity securities available for sale	$3,362	$249	$—	$—	$3,362	$249

At December 31, 2013, the Company held $100.4 million in available-for-sale fixed maturity securities with unrealized losses of $5.5 million. The Company’s portfolio consists of fixed maturity securities where 85% are investment grade (rated AAA through BBB-). For those securities that have been in a loss position for less than 12 months, the Company holds 183 securities with a carrying value of $100.3 million and unrealized losses of $5.5 million. Of this portfolio, 85% were investment grade (rated AAA through BBB-) at December 31, 2013. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in spreads since the securities were acquired.

At December 31, 2012, the Company had three securities in an unrealized loss position. Unrealized losses on these securities were approximately $1,000 with a related fair value of $186,000. At December 31, 2012, the Company’s portfolio consisted entirely of investment grade (rated AAA) fixed maturity securities.

19

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include the following: (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and in the case of equity securities, the Company’s ability and intent to hold the security until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. With respect to equity securities, the Company considers in its other-than-temporary impairment analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Based upon this evaluation, it was determined that the Company has the ability and intent to hold these investments until a recovery of fair value. To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between amortized cost and fair value is charged to earnings. The Company recognizes an other-than-temporary impairment of the difference between the amortized cost and fair value for debt securities in net income if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis. For debt securities that the Company does not expect to recover the amortized cost basis, does not plan to sell, and it is not more likely than not that the Company would be required to sell the security before recovery of the amortized cost basis, the other-than-temporary impairment is bifurcated. The credit portion of the loss is recognized in net income, and the noncredit portion is recognized in other comprehensive income.

The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss

20

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

severity, prepayment speeds, and structural support, including subordination and guarantees. For the following reasons, the Company did not consider these investments to be other-than-temporarily impaired at December 31, 2013: the Company expects to recover its amortized costs; the Company did not intend to sell the fixed maturity available-for-sale securities with unrealized losses; and it was not more likely than not that the Company would be required to sell these securities before recovery of the amortized cost, which may be maturity.

The amortized cost and fair value of bonds available for sale at December 31, 2013, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Due after one year through five years	$4,443	$4,424
Due after five years through ten years	30,089	29,168
Due after ten years	21,970	20,448
Mortgage-backed and other asset-backed securities	91,542	89,066
	$148,044	$143,106

At December 31, 2013, bonds available for sale with a fair value of $564,000 were held in joint custody with the New York Department of Financial Services to comply with statutory regulations.

21

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

Major categories of net investment income are summarized as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Interest on bonds – available for sale	$3,516	$436	$341
Interest on equities – available for sale	157	—	—
Interest on bonds – fair value option	6,500	3,449	—
Other	28	8	15
Total	10,201	3,893	356
Ceded to reinsurer	(6,500)	(3,449)	—
Net investment income	$3,701	$444	$356

Proceeds from the sale of bonds and equity securities available for sale and realized gains and losses are as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Proceeds from sales	$58,564	$3,688	$—
Gross realized gains	417	83	—
Gross realized losses	947	—	—

22

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

Net realized/unrealized (losses) gains, net of ceded reinsurance gains and associated amortization of deferred policy acquisition costs and VOBA consist of the following for the years ended December 31:

	2013	2012
	(In Thousands)
Realized (losses) gains, available for sale:
Bonds	$(491)	$83
Equity securities	(39)	—
Total realized (losses) gains, available for sale	(530)	83

Realized gains, fair value option:
Bonds	53	1,037
Equity securities	—	73
Total realized gains, fair value option	53	1,110

Holding gains (losses):
Bonds, fair value option	(9,030)	4,913
Equity securities, fair value option	(227)	58
Embedded derivative on reinsurance contract	9,257	(4,971)
Total holding gains (losses)	—	—
	(477)	1,193

Related impact on deferred policy acquisition costs and VOBA	6	(65)
Net ceded reinsurance gains	(53)	(1,110)
Net realized/unrealized (loss) gains	$(524)	$18

The Company did not have any realized gains or losses for the year ended December 31, 2011.

At December 31, 2013, the Company had securities and cash pledged with a market value of approximately $8,733,000 as collateral in relation to its reinsurance agreement (see Note 11).

23

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

3. Derivative Instruments

The Company recognizes all derivative instruments, such as embedded derivatives, in the balance sheets at fair value.

The Company entered into a coinsurance with funds withheld arrangement with Guggenheim Life and Annuity Company (GLAC), an affiliate (see Note 11). Under ASC Topic 815, Derivatives and Hedging, the Company’s funds withheld liability contains an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative has characteristics similar to a total return swap; as the Company cedes the total return on a designated investment portfolio to the reinsurer, the reinsurer assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld liability is equal to the value of the unrealized gains or losses on the segregated assets which support the liability

The Company has certain variable annuity guaranteed living benefits (GLB) products with a GMWB feature that is an embedded derivative. The Company have reinsured 100% of this GLB feature with SBL. Certain features of this guarantee have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC, and embedded derivatives accounted for under the Derivatives and Hedging and Fair Value Measurements and Disclosures Topics of the FASB ASC. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of the GLB feature.

The fair value of the embedded derivative for GMWB feature is included in policy reserves and annuity account values on the balance sheets. The fair value of the embedded derivative within the coinsurance funds withheld and coinsurance arrangements is included in the reinsurance derivative asset and liability on the balance sheets.

24

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

3. Derivative Instruments (continued)

The fair value of the Company’s derivative instruments classified as assets and liabilities in the balance sheets as of December 31 is as follows:

	Derivative Asset		Derivative Liability
	2013	2012	2013	2012
	(In Thousands)
Embedded derivatives:
GMWB reserve	$—	$—	$306	$789
Reinsurance contracts	4,592	—	—	4,182
Total derivative instruments	$4,592	$—	$306	$4,971

The changes in the market value of the embedded derivative for the GMWB reserve is included in interest credited to annuity account balances on the statements of operations. The change in the fair value of the embedded derivative within the coinsurance funds withheld arrangement is included in net realized/unrealized gains (losses) in the statements of operations. The change in the fair value of the embedded derivative coinsurance arrangement with SBL is included in interest credited to annuity account balances in the statements of operations.

The following table shows the change in the fair value of derivatives in the statements of operations for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Embedded derivatives:
GMWB reserve	$483	$22	$120
Reinsurance contract	8,774	(4,993)	(120)
Total change in derivative instruments	$9,257	$(4,971)	$—

25

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

4. Deferred Policy Acquisition Costs

An analysis of the deferred policy acquisition costs asset balance is presented below for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Balance at beginning of the year	$3,086	$124	$38
Cost deferred during the year	7,092	2,983	137
Imputed interest	296	30	9
(Amortized) accreted to expense	(394)	70	(26)
Effect of realized gains	—	(31)	—
Effect of unrealized gains	125	(90)	(34)
Balance at end of the year	$10,205	$3,086	$124

The Company would have deferred costs of $3,064,000 for the year ended December 31, 2012, based on assumptions utilized prior to the adoption of ASU 2010-26.

5. Deferred Sales Inducements

An analysis of the deferred sales inducement costs asset balance is presented below for the year ended December 31:

2013
(In Thousands)
Balance at beginning of the year	$—
Costs deferred	33
Accreted to expense	1
Balance at end of the year	$34

There were no deferred sales inducements capitalized for the years ended December 31, 2012 and 2011.

26

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

6. Value of Business Acquired

The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Balance at beginning of the year	$4,346	$5,188	$6,044
Imputed interest	213	292	337
Amortized to expense	(992)	(1,114)	(1,147)
Effect of realized loss (gain)	6	(34)	—
Effect of unrealized loss (gain)	83	14	(46)
Balance at end of the year	$3,656	$4,346	$5,188

The weighted average amortization period is 20 years for VOBA.

The expected future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands):

2014	$482
2015	390
2016	306
2017	255
2018	226

27

First Security Benefit Life Insurance and Annuity Company of New York

(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

7. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

	Pre-Tax	Tax	After-Tax
	(In Thousands)
Other comprehensive income for the year ended December 31, 2011:
Unrealized gains on available-for-sale securities	$324	$(128)	$196
Effect on deferred policy acquisition costs and VOBA	(79)	31	(48)
Total other comprehensive income for the period ended December 31, 2011	$245	$(97)	$148

Other comprehensive income for the year ended December 31, 2012:
Unrealized gains on available-for-sale securities	$188	$(82)	$106
Reclassification adjustment for gains included in net income	(18)	7	(11)
Effect on deferred policy acquisition costs and VOBA	(141)	56	(85)
Effect on policy reserves and annuity account values	22	(8)	14
Total other comprehensive income for the period ended December 31, 2012	$51	$(27)	$24

Other comprehensive loss for the year ended December 31, 2013:
Unrealized losses on available-for-sale securities	$(6,080)	$2,408	$(3,672)
Reclassification adjustment for losses included in net income	530	(210)	320
Effect on deferred policy acquisition costs and VOBA	208	(82)	126
Effect on policy reserves and annuity account values	(32)	13	(19)
Total other comprehensive loss for the period ended December 31, 2013	$(5,374)	$2,129	$(3,245)

28

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

7. Other Comprehensive Income (Loss) (continued)

Accumulated Other Comprehensive Income

Unrealized
Gains (Losses)
on Available-
for-Sale
Securities
(In Thousands)
Accumulated other comprehensive loss at January 1, 2011	$(33)

Other comprehensive income	148
Accumulated other comprehensive income at December 31, 2011	115

Other comprehensive income before reclassifications	35
Reclassification adjustment for gains included in net income (1)	(11)
Accumulated other comprehensive income at December 31, 2012	139

Other comprehensive loss before reclassifications	(3,565)
Reclassification adjustment for losses included in net income (1)	320
Accumulated other comprehensive loss at December 31, 2013	$(3,106)

(1)	The amounts reclassified from accumulated other comprehensive income (loss) are included in net realized/unrealized (losses) gains and income tax expense on the statements of operations.

8. Income Taxes

For the years ended December 31, 2013, 2012, and 2011, the Company filed separate federal and state income tax returns. With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2010. The Internal Revenue Service (IRS) is not currently examining any of the Company’s federal tax returns.

29

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

8. Income Taxes (continued)

The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, VOBA, and unrealized capital gains and losses on bonds available for sale.

The Company recognizes interest and penalties related to the unrecognized tax benefits in interest expense as a component of other operating expense. For the years ended December 31, 2013, 2012, and 2011, there were no interest or penalties recognized.

At December 31, 2013 and 2012, the Company has no unrecognized tax benefits.

Income tax expense (benefit) on the statements of operations consists of the following for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Current tax (benefit) expense	$(528)	$590	$(33)
Deferred tax expense (benefit)	237	(817)	392
Income tax expense (benefit)	$(291)	$(227)	$359

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD), state income taxes, and change in valuation allowance.

30

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

8. Income Taxes (continued)

Deferred income tax assets and liabilities consist of the following as of December 31:

	2013	2012
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$2,850	$2,156
Investment losses	4,221	—
Reinsurance derivative	—	1,998
Deferred policy acquisition costs	—	354
Net operating loss	687	268
Other	3	—
Total deferred income tax assets	7,761	4,776
Valuation allowance	(72)	—
Net deferred income tax assets	7,689	4,776

Deferred income tax liabilities:
Deferred policy acquisition costs	1,667	—
Value of business acquired	1,448	1,722
Investment gains	119	2,269
Reinsurance derivative	1,796	—
Other	30	48
Total deferred income tax liabilities	5,060	4,039
Net deferred income tax asset	$2,629	$737

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. The Company recorded a valuation allowance of $72,000 at December 31, 2013, and $0 at December 31, 2012.

At December 31, 2013, there is a net operating loss (NOL) of $1,551,000 that is available to offset future income. The NOL will expire in 2023.

31

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

9. Related-Party Transactions

During the years ended December 31, 2013, 2012, and 2011, the Company received $232,000, $248,000, and $327,000, respectively, from affiliates for revenue sharing fees. These revenues are included in asset-based fees in the statements of operations.

During the years ended December 31, 2013, and 2012, the Company received $78,000 and $67,000, respectively, from affiliates for administrative services. The Company did not receive any amounts during the year ended December 31, 2011. These fees are included in other revenues on the statements of operations.

During the years ended December 31, 2013, 2012, and 2011, the Company paid $692,000, $337,000, and $174,000, respectively, to affiliates for providing management and administrative services. These expenses are included in commissions and other operating expenses in the statements of operations.

The Company has contracted with Guggenheim Partners Investment Management, LLC (GPIM), an affiliate, to perform investment advisory services. During the years ended December 31, 2013, 2012, and 2011, the Company paid fees of $294,000, $44,000 and $14,000, respectively, for the services performed. These fees are included in commissions and other operating expenses in the statements of operations.

The Company had receivables from its affiliates of $157,000 and $1,584,000 as of December 31, 2013, and 2012, respectively.

During the year ended December 31, 2013, the Company received $25,000,000 in capital contributions from SBC.

10. Fair Value Measurements

Fair Value Hierarchy

In accordance with FASB ASC Topic 820, Fair Value Measurements and Disclosures, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include certain cash equivalents and separate account assets.

32

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include U.S. Treasury securities, other U.S. government securities, equity securities, and debt securities and certain asset-backed and mortgage-backed securities that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of discounted cash flow models, spread-based models, and similar techniques using the best information available in the circumstances. Level 3 assets include certain debt securities and asset-backed securities priced using broker quotes or other methods that use unobservable inputs. Level 3 liabilities include embedded derivative instruments.

Determination of Fair Value

Under ASC Topic 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC Topic 820.

Cash Equivalents

Cash equivalents include fixed maturities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and the reviews are consistent with the fixed maturities process.

33

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Fixed Maturities

Fixed maturities include bonds and asset-backed securities. Fair values for fixed maturities are based on quoted market prices, if available. The assets based on quoted market prices are included in Level 1 assets.

For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisor, GPIM, to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2.

The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3 and can include fixed maturities across all categories.

Equity Securities

Equity securities include nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Short-term investments

Short-term investments include fixed maturities with an original maturity greater than 90 days but less than one year. Fair values of short-term investments are determined in a manner consistent with the fixed maturities process previously discussed.

34

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Separate Account Assets

Fair values of equity securities within the separate accounts are determined using quoted prices in active markets for identical assets, and are reflected in Level 1.

Reinsurance derivative asset/liability

The fair value of the reinsurance derivative is estimated based on the fair value of the assets supporting the funds withheld liability under the coinsurance funds withheld arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.

Embedded derivatives – Investment contract guarantees

The Company records guarantees for annuity contracts containing guaranteed riders for GMWBs as derivative instruments. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contacts. The cash flow estimates are produced using stochastic techniques under the variety of market returns scenarios and other best estimate assumptions. These liabilities are included in Level 3.

35

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents categories reported at fair value on a recurring basis as follows:

	December 31, 2013
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$89,999	$89,999	$—	$—
Bonds:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	17,778	—	17,778	—
Obligations of government-sponsored enterprises	36,091	—	34,474	1,617
Corporate	103,219	—	88,095	15,124
Obligations of foreign governments	1,923	—	1,923	—
Municipal obligations	29,662	—	29,662	—
Commercial mortgage-backed	19,038	—	14,927	4,111
Residential mortgage-backed	24,014	—	24,014	—
Collateralized debt obligations	2,788	—	—	2,788
Other asset-backed obligation	53,307	—	35,619	17,688
Total bonds	287,820	—	246,492	41,328
Equity securities:
Financial	5,118	—	5,118	—
Short-term investments	630	—	630	—
Reinsurance derivative asset	4,592	—	—	4,592
Separate account assets	146,255	146,255	—	—
Total assets	$534,414	$236,254	$252,240	$45,920

Liabilities:
Embedded derivatives:
GMWB reserve	$306	$—	$—	$306
Total liabilities	$306	$—	$—	$306

36

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

	December 31, 2012
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$127,814	$9,215	$118,599	$—
Bonds:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,093	—	1,093	—
Obligations of government-sponsored enterprises	14,261	—	14,261	—
Corporate	51,427	—	47,843	3,584
Municipal obligations	18,284	—	18,284	—
Commercial mortgage-backed	3,346	—	1,770	1,576
Residential mortgage-backed	231	—	231	—
Other asset-backed obligations	19,618	—	11,655	7,963
Total bonds	108,260	—	95,137	13,123
Equity securities:
Financial	780	—	780	—
Separate account assets	136,033	136,033	—	—
Total assets	$372,887	$145,248	$214,516	$13,123

Liabilities:
Embedded derivatives:
GMWB reserves	$789	$—	$—	$789
Reinsurance derivative liability	4,182	—	—	4,182
Total liabilities	$4,971	$—	$—	$4,971

37

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Changes in Level 3 Fair Value Measurements

The reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2013, is as follows:

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains and
	Balance at January 1, 2013	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2013	Losses in Net Income for Positions Still Held
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$—	$1	$(36)	$1,204	$448	$1,617	$—
Corporate	4,282	(351)	(195)	11,563	(175)	15,124	(344)
Commercial mortgage-backed	1,576	(156)	(11)	2,702	—	4,111	(185)
Collateralized debt obligations	—	32	13	2,743	—	2,788	(11)
Other asset-backed obligation	7,265	14	127	14,026	(3,744)	17,688	(214)
Total bonds	13,123	(460)	(102)	32,238	(3,471)	41,328	(754)

Reinsurance derivative asset	—	4,592	—	—	—	4,592	4,592
Total assets	$13,123	$4,132	$(102)	$32,238	$(3,471)	$45,920	$3,838

Liabilities:
Embedded derivatives:	_	_	_	_
GMWB reserves	$789	$(483)	$—	$—	$—	$306	$(483)
Reinsurance derivative liability	4,182	(4,182)	—	—	—	—	(4,182)
Total liabilities	$4,971	$(4,665)	$—	$—	$—	$306	$(4,665)

(1)
Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized/unrealized gains (losses) within the statements of operations. The changes in the market value of the embedded derivatives for the GMWB reserves are included in interest credited to annuity account balances on the statements of operations.

38

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2013, is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$1,206	$—	$2	$—	$1,204
Corporate	11,907	—	344	—	11,563
Commercial mortgage-backed	3,515	—	813	—	2,702
Collateralized debt obligations	3,162	—	419	—	2,743
Other asset-backed obligations	14,554	—	528	—	14,026
Total assets	$34,344	$—	$2,106	$—	$32,238

39

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

The reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2012, is as follows:

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains and
	Balance at January 1, 2012	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2012	Losses In Net Income for Positions Still Held
	(In Thousands)
Assets:
Bonds:
Corporate	$—	$94	$—	$4,188	$—	$4,282	$94
Commercial mortgage-backed	—	29	—	1,547	—	1,576	29
Other asset-backed obligation	—	312	—	6,953	—	7,265	312
Total bonds	—	435	—	12,688	—	13,123	435
Reinsurance derivative asset	811	(811)	—	—	—	—	(811)
Total assets	$811	$(376)	$—	$12,688	$—	$13,123	$(376)

Liabilities:
Embedded derivatives:
GMWB reserves	$811	$(22)	$—	$—	$—	$789	$(22)
Reinsurance derivative liability	—	4,182	—	—	—	4,182	4,182
Total liabilities	$811	$4,160	$—	$—	$—	$4,971	$4,160

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Bonds:
Corporate	$4,254	$—	$(66)	$—	$4,188
Commercial mortgage-backed	1,551	—	(4)	—	1,547
Other asset-backed obligation	6,967	—	(14)	—	6,953
Total assets	$12,772	$—	$(84)	$—	$12,688
(1)
Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized/unrealized gains (losses) within the statements of operations. The changes in the market value of the embedded derivatives for the GMWB reserves are included in interest credited to annuity account balances on the statements of operations.

40

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between hierarchy levels for the year ended December 31, 2013, are as follows:

	Transfers Out of Level 1 Into Level 2	Transfers Out of Level 1 Into Level 3	Transfers Out of Level 2 Into Level 1	Transfers Out of Level 2 Into Level 3	Transfers Out of Level 3 Into Level 1	Transfers Out of Level 3 Into Level 2
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$—	$—	$—	$448	$—	$—
Corporate	—	—	—	—	—	175
Other asset-backed obligation	—	—	—	225	—	3,969
Total Bonds	$—	$—	$—	$673	$—	$4,144

The Company did not have any transfers into or out of Levels 1, 2, or 3 for the years ended December 31, 2012 and 2011. The transfers between levels are determined as of the end of the period for which the transfer was completed.

41

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Quantitative Information about Level 3 Fair Value Measurements

The following tables provide quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.

	As of December 31, 2013
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$449	Comparable price	Trade price	90 basis points (bps)
Corporate	4,927	Discounted cash flow	Credit spread	140–412 [279] bps
Other asset-backed obligation	249	Discounted cash flow	Credit spread	389 bps
Total bonds	5,625
Reinsurance derivative asset	4,592	See Note (1)
Total assets	$10,217

Liabilities:
Embedded derivatives:		Discounted cash flow	Own credit spread	144 bps
GMWB reserves			Long-term equity
	$306		market volatility	Market consistent
Total liabilities	$306

42

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

	As of December 31, 2012
	Assets/ Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Bonds:
Corporate	$1,441	Discounted cash flow	Credit spread	269–416 [346] bps
Commercial mortgage-backed	716	Discounted cash flow	Credit spread	653 bps
Other asset-backed obligation	699	Discounted cash flow	Credit spread	325 bps
Total bonds	2,856
Total assets	$2,856

Liabilities:
Embedded derivatives:
GMWB reserves	$789	Discounted cash flow	Own credit spread	195 bps
			Long-term equity
			market volatility	Market consistent
			Risk margin	500 bps
Reinsurance derivative liability	4,182	See Note (1)
Total liabilities	$4,971

(1)	Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and GMWB reserves ceded to SBL (see Note 3).
(2)	The tables above exclude certain securities for which the fair value of $35,703,000 and $10,267,000 as of December 31, 2013 and 2012, respectively, was based on non-binding broker quotes.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

43

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:

	December 31, 2013
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities):
Policy loans	$99	$99	$—	$—	$99
Individual and group annuities	(275,683)	(237,356)	—	—	(237,356)
Separate account liabilities	(146,255)	(146,255)	(146,255)	—	—

	December 31, 2012
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities):
Policy loans	$68	$69	$—	$—	$69
Individual and group annuities	(76,010)	(65,920)	—	—	(65,920)
Separate account liabilities	(136,033)	(136,033)	(136,033)	—	—

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

44

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Fair Value Measurements (continued)

Individual and group annuities – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.

11. Reinsurance

Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:

	2013	2012
	(In Thousands)

Premiums received	$205	$13,544
Commissions paid	$—	$611
Claims paid	$—	$—
Surrenders paid	$624	$9,974

The Company did not assume any reinsurance for the year ended December 31, 2011.

45

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

11. Reinsurance (continued)

Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Reinsurance ceded:
Premiums paid	$17,688	$16,283	$1
Commissions received	$717	$733	$—
Claim recoveries	$2	$10	$2
Surrenders recovered	$21,735	$11,624	$1

All of the Company’s individual life insurance and the living benefit riders are reinsured 100% with SBL.

Effective January 26, 2012, the Company entered into a coinsurance agreement with a non-affiliated entity for certain group fixed annuity contracts having reserves of $143,537,000. At the same time, the Company entered into an indemnity retrocession agreement on a funds withheld basis with GLAC, whereby the Company ceded and GLAC reinsured on an indemnity basis the same group fixed annuity contracts. Under the agreement with GLAC, the Company established a funds withheld liability of $143,537,000.

Effective May 15, 2012, certain of the group fixed annuity contracts covered by the coinsurance agreement noted above were assumed by the Company through an assumption reinsurance agreement. The assumed contracts continue to be ceded to GLAC under the indemnity retrocession agreement.

As of December 31, 2013 and 2012, the value of the Company’s funds withheld under the indemnity retrocession agreement with GLAC was $157,082,000 and $154,059,000. This amount is included in the funds withheld liability on the balance sheet.

At December 31, 2013 and 2012, the Company had established receivables totaling $155,919,000 and $154,404,000 respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2013 and 2012, was $156,000 and $182,000, respectively.

46

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

12. Guaranteed Benefit Features

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. As part of these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holders. The primary guarantees provided to annuity contract holders are the GMDB, GMWB, and GMIB.

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

•	Return of premium death benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

•
Step-up death benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is either annual or five-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

	2013			2012
	Account Value	Net Amount at Risk	Weighted- Average Attained Age	Account Value	Net Amount at Risk	Weighted- Average Attained Age
	(Dollars in Thousands)
Return of premium	$78,759	$723	66	$75,839	$1,779	65
Step-up	66,495	2,421	66	62,540	5,823	66
Total GMDB	$145,254	$3,144	66	$138,379	$7,602	66

47

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

12. Guaranteed Benefit Features (continued)

The liabilities for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2013 and 2012, were $1,160,000 and $1,323,000, respectively. These liabilities are included in the policy reserves and annuity account values in the balance sheets. The GMWB and GMIB liabilities are 100% reinsured to SBL, so no net liabilities for these benefits are reflected in the general account as of December 31, 2013 and 2012. The Company’s GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments.

The Company recalculates its GMDB, GMWB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the income statement as benefit expense.

The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and adjusts the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company’s reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2013 and 2012:

•	Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

•	Mean long-term gross blended separate account growth rate of 7.69% for 2013 and 8.5% for 2012.

•	Long-term equity volatility of 18%.

•	Long-term bond volatility of 5%.

•	Mortality is 100% of Annuity 2000 table.

48

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

12. Guaranteed Benefit Features (continued)

•	Asset fees are equal to fund management fees and product loads (varies by product).

•	Discount rate is equivalent to the credited rate (varies by product).

•	Lapse rates vary by product and duration.

The following assumptions were used to determine the GMWB reserves classified under ASC Topic 820 as of December 31, 2013 and 2012:

•	Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

•	Mortality is 100% of Annuity 2000 table.

•	Asset fees are equal to fund management fees and product loads (varies by product).

•	Current volatility surface (3 months to 5 years) of 14% graded to 27% at year 5 for 2013 and 17% graded to 24% at year 5 for 2012, graded to the long-term average of 45% at end of projection year 60.

•	Discount rate used is the current swap curve plus an option-adjusted spread from the Merrill Lynch corporate life insurance bond index with similar financial strength ratings.

•	Policyholder lapse rates are set to 95% of the assumed base lapses.

13. Commitments and Contingencies

The Company has aggregate future lease commitments at December 31, 2013, of $12,000 for non-cancelable operating leases in 2014 and no amounts for the years thereafter. During the years ended December 31, 2013 and 2012, the Company paid $37,000 and $32,000 respectively, for office rent expense. This expense is included in commissions and other operating expenses in the statements of operations.

49

First Security Benefit Life Insurance and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

13. Commitments and Contingencies (continued)

Guaranty fund assessments are levied on the Company by the New York Guaranty Association to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2013 and 2012, the Company has reserved $561,000 and $0, respectively, to cover current and estimated future assessments.

In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or its financial condition.

14. Subsequent Events

Subsequent events have been evaluated through April 4, 2014, which is the date the financial statements were issued. The Company has evaluated the impact of the events that have occurred subsequent to December 31, 2013. Based on this evaluation, the Company has determined that no events have occurred that were required to be recognized or disclosed in the financial statements.

50

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PART C
OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of the Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013; and (2) the audited financial statements of Variable Annuity Account A – AdvisorDesigns Variable Annuity at December 31, 2013, and for each of the specified periods ended December 31, 2013 and 2012.

(b)	Exhibits

(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)

(2)	Not Applicable

(3)	(a)	Distribution Agreement(aa)
(i) Amendments Nos. 1 and 2(j)
	(b)	Marketing Organization Agreement(c)
(i) Amendment to Marketing Organization Agreement – Anti-Money Laundering Requirement(j)
	(c)	Commission Schedule(i)
	(d)	Third Party Sales Agreement(i)

(4)	(a)	Individual Contract (Form FSB216 10-01)(d)
	(b)	Individual Contract – Unisex (Form FSB216 10-01U)(d)
	(c)	Annual Stepped Up Death Benefit Rider (Form FSB218 10-01)(c)
	(d)	Credit Enhancement Rider (Form FSB222 7-02)(d)
	(e)	Alternate Withdrawal Charge Rider (Form FSB223 10-01)(c)
	(f)	Asset Allocation Rider (Form FSB225 10-01)(c)
	(g)	Dollar Cost Averaging Rider (Form FSB226 10-01)(c)
	(h)	TSA Endorsement (Form FSB202 R2-97)(a)
	(i)	IRA Endorsement (Form FSB203 R2-97)(a)
	(j)	Roth IRA Endorsement (Form FSB206 11-97)(b)
	(k)	Disability Rider (Form FSB220 10-01)(c)
	(l)	Bonus Credit Endorsement (Form FSB238 7-02)(e)
	(m)	Guaranteed Minimum Income Benefit Rider (Form FSB240 5-04)(f)
	(n)	Guaranteed Minimum Withdrawal Benefit Rider (Form FSB241 5-04)(f)

(5)	(a)	Individual Application (Form FSB217 (6-07))(q)
	(b)	Application Supplement (Form FSB217 SUPP A (6-07))(q)
	(c)	Application Supplement (Form FSB217 SUPP B (6-07))(q)
	(d)	Individual Application (Form FSB217 3-10)(q)

(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(j)
	(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(j)
(i) Amended & Restated Article IX of First Security Benefit Life Insurance and Annuity Company of New York’s Bylaws(n)

(7)	Automatic Reinsurance Agreement(i)

(8)	(a)	Participation Agreement – AIM(z)
(i) Amendment Nos. 1 and 2(z)
(ii) Amendment No. 3(z)
(iii) Amendment No. 4(z)
	(b)	Participation Agreement – Dreyfus(s)
(i) Amendment Nos. 1, 2 and 3(s)
	(c)	Participation Agreement – Federated(x)
	(d)	Participation Agreement – Fidelity(o)
(i) Amendment Nos. 1 and 2(o)
	(e)	Participation Agreement – Franklin/Templeton Distributors, Inc.(ab)

	(e)	Participation Agreement – Neuberger Berman(i)
(i) Amendment Nos. 1 and 2(i)
	(f)	Participation Agreement – Oppenheimer(s)
(i) Amendment Nos. 1, 2, 3 and 4(s)
	(g)	Participation Agreement – PIMCO(r)
	(h)	Participation Agreement – Potomac (Direxion)(ab)

	(i)	Participation Agreement – Rydex(r)
	(j)	Participation Agreement – SBL Fund(aa)
	(k)	Participation Agreement – Van Kampen(h)
(i) Amendment No. 1(k)
	(l)	Participation Agreement – Wells Fargo (Strong)(w)
	(m)	Information Sharing Agreement – AIM(l)
	(n)	Information Sharing Agreement – Dreyfus(l)
	(o)	Information Sharing Agreement – Federated(m)
	(p)	Information Sharing Agreement – Fidelity(m)
	(q)	Information Sharing Agreement – Franklin/Templeton Distributors, Inc.(p)
	(r)	Information Sharing Agreement – Neuberger Berman(l)
	(s)	Information Sharing Agreement – Oppenheimer(l)
	(t)	Information Sharing Agreement – PIMCO(l)
	(u)	Information Sharing Agreement – Direxion (m)
	(v)	Information Sharing Agreement – Rydex(l)
	(w)	Information Sharing Agreement – SBL Fund(aa)
	(x)	Information Sharing Agreement – Van Kampen(l)
	(y)	Information Sharing Agreement – Wells Fargo(m)

(9)	Opinion of Counsel(c)

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney of Barry G. Ward, Anthony D. Minella, John F. Guyot, Michael P. Kiley, Roger S. Offermann, Douglas G. Wolff and Katherine P. White(aa)

(a)
Incorporated herein by reference to the Exhibits filed with the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File No. 33-83240 (filed April 30, 1998).

(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed May 1, 2000).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed February 28, 2003).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 11, 2004).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed November 18, 2004).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).
(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed April 28, 2006)
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(l)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).
(m)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(n)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).
(o)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2008).
(p)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).
(q)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 30, 2009).
(r)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2010).
(s)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed January 10, 2011).
(u)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 30, 2010).
(v)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2012).
(w)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013).
(x)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-142084 (filed December 28, 2012).
(y)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2013).
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013).
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2014)
(ab)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.333-142084 (filed April 30, 2014)

Item 25.      Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley*	Chairman of the Board, CEO, and Director
Douglas G. Wolff*	President and Director
Peggy S. Avey 800 Westchester Ave., Suite 641 N Rye Brook, New York 10573	Assistant Vice President, Chief Administrative Officer, and Assistant Secretary
John F. Guyot*	Vice President, General Counsel, Secretary, and Director
Barry G. Ward*	Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
Anthony D. Minella	Vice President, Chief Investment Officer and Director
Jeanne R. Slusher*	Vice President and Auditor
Roger S. Offermann*	Vice President,Lead Actuary and Director
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
Carmen R. Hill*	Chief Compliance Officer
Susan Lacey*	Vice President and Controller
*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.      Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2012, are:

Name	Jurisdiction	Percent of Voting Securities Owned
1888 Fund, Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
1900 Capital, Inc.	DE	100%	by Compatriot Capital, Inc.
5180 CLO LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC

Name	Jurisdiction	Percent of Voting Securities Owned
7100 Holdings, LLC	DE	100%	by EquiTrust Life Insurance Company
A24 Films, LLC	DE	66.7%	by SBC Funding, LLC
ACEI Holdco, LLC (fka IIP Bridge Funding, LLC)	DE	100%	by GPFT Holdco, LLC
ACEIG, LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
Advisor Research Center, LLC	MD	100%	by Rydex Fund Services, LLC
AF V, LLC	DE	100%	by Corporate Funding VI, LLC
AF VI, LLC	DE	100%	by Corporate Funding VI, LLC
AF VII, LLC	DE	100%	by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6%	by Compatriot Capital, Inc.
Aircraft Mgmt. Company, LLC	DE	100%	by GPFT Holdco, LLC
Ann Arbor City Apartments LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100%	by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3%	by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100%	by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100%	by GWM Holdco, LLC
Astoria InvestCo Holdings, LLC	DE	100%	by Security Benefit Life Insurance Company
Astoria InvestCo, LLC	DE	50%	by Astoria InvestCo Holdings, LLC
Aureus Group, LLC	DE	29.9%	by Compatriot Capital, Inc.
Ballinshire investment entities	DE	100%	by EL Funding, LLC
Bennington Stark Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Bingham LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Bismarck Development Company, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
Bound Brook Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100%	Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100%	by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100%	by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100%	by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5%	by GC Parent Holdings, LLC
California Reverse Mortgage Co.	CA	100%	by Generation Financial Mortgage, LLC
Caprock Funding entities	DE	100%	by LCLF investment entities
Carco Services, LLC	DE	100%	by Guggenheim Services, LLC
CCE Funding LLC	DE	100%	by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100%	by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
Channel Capital Group Holdings, LLC	DE	38.3%	by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100%	by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Cohen Financial Services (DE), LLC	DE	100%	by Pillar Financial, LLC
Compatriot Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100%	by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Consolidated Investment Services, Inc.	NV	100%	by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Copper River CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Corporate Funding V, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5%	by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100%	by Crown Point Capital Company, LLC
CSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4%	by 1900 Capital, Inc.
dcp Funding LLC	DE	27.8%	by Guggenheim Life and Annuity Company
dcp Funding LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Deferred Compensation investment entities	DE	36%-100%	by GC Deferred Compensation I, LLC
dick clark entities	DE	100%	by dcp Funding LLC
DLPG, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
E2 CTA Portfolio Limited	CYM	100%	by The Liberty Hampshire Company, LLC
E2M Fund II Holdco, LP	DE	47.8%	by Compatriot Capital, Inc.; Mgmt. by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4%	by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100%	by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5%	by Compatriot Capital, Inc.; Mgmt. by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37%	by Compatriot Capital, Inc.
		60%	by E2M Fund II Holdco, LP
Edenton Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Edgehill Byron Capital Company Limited	IRL	0%	Mgmt. by Guggenheim Partners, LLC
EFC Holdings investment entities	DE	100%	by GPFT Holdco, LLC
Efland Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
EHC Funding, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
Eiger Fund I, LP	DE	38.8%	by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10%	by Compatriot Capital, Inc.
EL Funding, LLC	DE	100%	by SL Funding, LLC
ELSL Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Enterhealth, LLC	TX	21.3%	by Sammons Capital, Inc.
EquiTrust GBM Investco, LLC	DE	100%	by EquiTrust Life Insurance Company
EquiTrust Holdco Parent II, LLC	DE	30%	by Guggenheim Insurance Holdco, LLC; Mgmt. by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent, LLC	DE	100%	by EquiTrust Holdco Parent II, LLC; Mgmt. by EquiTrust Manager, LLC
EquiTrust Holdings, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
EquiTrust Insurance Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
EquiTrust Life Insurance Company	IL	100%	by EquiTrust Holdings, LLC
EquiTrust Manager, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Eventine Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by Security Benefit Corporation
Forklift Operations de Mexico, S.A. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100%	by Moore's Creek Capital Corporation
Franklin Park (Cyprus) Limited	CYP	100%	by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100%	by Infrastructure India Plc
GAAFS Holdings, LLC	DE	100%	by Guggenheim Advisors, LLC
GAIF II Aviation U.S. Source Asset Holding Companies	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation Asset Holding Companies	DE	100%	by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100%	by GAIF II U.S. Source Fund, LP
GASG Co-Investor Fund I, LP	DE	50%	by 1900 Capital, Inc.
GBH Venture Co., Inc.	DE	100%	by Consolidated Investment Services, Inc.
GC Deferred Compensation I, LLC	DE	100%	by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100%	by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GC New York, LLC	DE	99.5%	by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2%	by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100%	by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100%	by GC Parent Holdings, LLC
GC Repo, LLC	DE	100%	by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5%	by Guggenheim Partners, LLC
GDP property holding entities	DE	100%	by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100%	by GC Parent Holdings, LLC
GEIF GP, LLC	DE	99.5%	by Guggenheim Partners, LLC
Generation Financial Group, LLC	DE	50%	by JLx3, LLC
		50%	by Guggenheim Partners, LLC
Generation Financial Mortgage, LLC	DE	66.9%	by GPFT Holdco, LLC
Generation Financial Mortgage, LLC	DE	25.8%	by Generation Financial Group, LLC
Generation Mortgage Company	CA	100%	by Generation Financial Mortgage, LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GFP Green Inc.	CYM	100%	by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100%	by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100%	by Guggenheim Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5%	by GFPID, LLC
GFPID, LLC	DE	40%	by GC Parent Holdings, LLC
GFS (Ireland) Limited	IRL	100%	by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) Public Limited Company	IRL	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100%	by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100%	by GGIC, Ltd.; Mgmt. by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100%	by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100%	by GGIC, Ltd.

Name	Jurisdiction	Percent of Voting Securities Owned
GGIC Loan Funding I, LLC	DE	100%	by GGIC, Ltd.
GGIC Manager, LLC	DE	100%	by GGIC, Ltd.
GGIC, Ltd.	GGY	100%	by GFPIC, L.P.
GGT GP LLC	DE	100%	by GGT Manager
GGT Manager	DE	100%	by Guggenheim Holdings, LLC
GGT Multi-Strategy Fund LLC	DE	0%	Mgmt. by GGT Manager
GGT Multi-Strategy Funds	CYM	0%	Mgmt. by GGT GP LLC
GGT Trading	DE	0%	Mgmt. by GGT GP LLC
GH Financial, LLC	DE	100%	by Guggenheim Life and Annuity Company
GI Holdco II LLC	DE	100%	by Guggenheim Partners, LLC
GI Holdco LLC	DE	100%	by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Services (CA), Inc.	DE	100%	by Guggenheim Investment Advisors, LLC
GIAS Funds	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GIFS (Cayman) Ltd.	CYM	100%	by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100%	by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50%	by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt., LLC
GLAC GBM Investco, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Gladwin Holdings, LLC	DE	100%	by Guggenheim Life and Annuity Company
GMI GPIM, LLC	DE	100%	by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100%	by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100%	by Guggenheim Nicklaus Partners, LLC
GNCG Santiago LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
GNCG Vigo LLC	DE	100%	by GNCG Santiago LLC
GNP property holding entities	DE	100%	by Guggenheim-Nicklaus Fund I, Ltd.
GNP property holding entities	DE	100%	by Guggenheim Nicklaus Partners, LLC
GP Energy Partners, LLC	DE	100%	by Guggenheim Securities, LLC
GP Feeder Fund Management, LLC	DE	100%	by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	0%	Mgmt. by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings III, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings IV, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPBLK, Inc.	DE	100%	by GP Holdco, LLC
GPC Portfolio Companies	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100%	by GP Holdco, LLC
GPI Ventures, LLC	DE	100%	by The Grove Park Inn Resort, Inc.
GPIM Holdings V, LLC	DE	TBD	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPIM Holdings VI, LLC	DE	TBD	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPM Center Court, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GRE Monroe Property LLC	DE	0%	Mgmt. by GRE Monroe LLC
GRE Monroe, LLC	DE	100%	by SBC Funding, LLC
GRE Plus Company, LLC	DE	99.5%	by Guggenheim Partners, LLC
GRE property holding companies	DE	84%-100%	by Guggenheim Plus Leveraged LLC

Name	Jurisdiction	Percent of Voting Securities Owned
GRE property holding companies	DE	67%-100%	by Guggenheim Real Estate Investment Trust; Mgmt. by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	95%-100%	by Guggenheim Plus Mezzanine Finance L.P.; Mgmt. by Guggenheim Plus Mezzanine Finance L.P.
GRE property holding companies	DE	100%	by Guggenheim Plus Unleveraged LLC
GRE U.S. Property Fund GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	100%	by GRE U.S. Property Fund GP LLC
Green Lane CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GREI GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRES GP LLC	DE	100%	by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GS Gamma Investments, LLC	DE	0%	Mgmt. by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GSA Manager LLC	DE	100%	by GGT Manager LLC
GSA OPH LLC	DE	0%	Mgmt. by GSA Manager LLC
GSFI, LLC	DE	70%	by Guggenheim Partners, LLC
		30%	by JLx3, LLC
GTVI Partners, LLC	DE	44.4%	by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	0%	Mgmt. by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100%	by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	0%	Mgmt. by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim aero Finance Company, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Aircraft Opportunity GP, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Alpha Solutions Fund, LLC	DE	100%	by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	0%	Mgmt. by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100%	by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	0%	Mgmt. by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	39.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Services, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Capital Enterprises, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100%	by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	41%	by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Concinnity Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Concinnity Strategy Funds	DE	0%	Mgmt. by Guggenheim Partners, LLC
Guggenheim Corporate Funding, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Credit Services, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Development Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Distributors, LLC	KS	100%	by Rydex Holdings, LLC
Guggenheim Energy Advisors, LLC	DE	50%	by GP Energy Partners, LLC; Mgmt. by GP Energy Partners, LLC
Guggenheim Energy LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	0%	Mgmt. by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Enhanced Income Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Franklin Park Management, LLC	DE	100%	by GGIC, Ltd.
Guggenheim Fund Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funding (Cayman) Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Funds Distributors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Funds Services, LLC	DE	100%	by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100%	by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Global Trading, LLC	DE	99.5%	by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5%	by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100%	by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100%	by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investment Advisory Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Investor Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim IQ Equity Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Knights of Security, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Life and Annuity Company	DE	100%	by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100%	by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Management, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100%	by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Merchant Manager, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Mortgage Capital, LLC	DE	80%	by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70%	by GC Parent Holdings, LLC
Guggenheim Opportunities Investors III, LLC	DE	100%	by Guggenheim Capital, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Partners Advisory Company	SD	100%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	0%	Mgmt. by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5%	by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners London Premises Limited	UK	100%	by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100%	by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100%	by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Partners, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Plus GP LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	0%	Mgmt. by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	0%	Mgmt. by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	100%	by Guggenheim Plus L.P.; Mgmt. by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	91%	by Guggenheim Plus L.P.; Mgmt. by GRES GP LLC/Guggenheim Trust Company LLC
Guggenheim PLUS Strategic Funding Member, Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Portfolio Management (India) Private Limited	IND	49.9%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Premises I, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Private Debt Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Private Family Network, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Proprietary Investor investment entities	CYM	100%	by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	0%	Mgmt. by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100%	by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5%	by GPFT Holdco, LLC
Guggenheim Real Estate Partners L.P.	DE	94.9%	by GPFT Holdco, LLC
Guggenheim Real Estate Services Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Receivable Financing, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Reinsurance Holdings, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Retail Real Estate Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Securities, LLC	DE	100%	by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100%	by Security Investors, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Stella Multi-Strategy Fund, LP	DE	100%	by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Technology Ventures I, L.P.	DE	0%	Mgmt. by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	63.8%	by GPFT Holdco, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100%	by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100%	by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5%	by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Wealth Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5%	by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50%	by Guggenheim Partners Investment Mgmt., LLC
GWM Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
HB property holding entities	DE	100%	by Retail Investors III, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100%	by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
HHEP-DirecPath, LP	DE	25%	by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Ocular	DE	24.8%	by Sammons Capital, Inc.
HHEP-SafeMed, LP	DE	20.9%	by Sammons Capital, Inc.
Highland Peak investment entities	DE	100%	by EL Funding, LLC
IDF investment entities	DE	100%	by Security Benefit Life Insurance Company
IDF investment entities	DE	100%	by EquiTrust Life Insurance Company
IDF investment entities	DE	100%	by Guggenheim Life and Annuity Company
IIP Bridge Investors, LLC	DE	100%	by GPFT Holdco, LLC
Infrastructure India Plc	DE	100%	by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
IPEX LLC	DE	100%	by Generation Financial Group, LLC
IPEX Services, LLC	DE	100%	by Generation Financial Group, LLC
Iron Hill CLO Limited	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Jasmine Asset Funding Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50%	by Compatriot Capital, Inc.
JLB 2728 Cedar Springs, LP	TX	30%	by JLB Partners LLC
		70%	by Compatriot Capital, Inc.
JLB BUILDERS LLC	TX	100%	by JLB Partners LLC
JLB McLean LLC	TX	30%	by JLB Partners LLC
		40.9%	by Compatriot Capital, Inc.
JLB Partners LLC	DE	30%	by Compatriot Capital, Inc.
JLB Peachtree LLC	TX	10%	by JLB Partners LLC
		70%	by Compatriot Capital, Inc.
JLB REALTY LLC	TX	100%	by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100%	by JLB Partners LLC
JLx3, LLC	DE	22.2%	by Guggenheim Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
KDC Holdings, LLC	DE	50%	by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
King Tech Holdings Ltd.	CYM	100%	by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100%	by King Tech Holdings Ltd.
Kitts Hill Funding A, LLC	DE	100%	by LSFCA A, LLC
Kitts Hill Funding B, LLC	DE	100%	by LSFCA B, LLC
Kitts Hill Funding C, LLC	DE	100%	by LSFCA C, LLC
KLD Funding, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lamberton Funding, LLC	DE	100%	by Lavallette Insurance Agency, LLC
Lavallette Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
LCLF investment entities	DE	100%	by Corporate Funding V, LLC
Legacy (Cayman) Ltd.	CYM	100%	by Legacy Capital Company, LLC
Legacy Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100%	by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100%	by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5%	by Guggenheim Capital, LLC
Liberty Hampshire International Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Links Holdings LLC	DE	99.5%	by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100%	by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40%	by Compatriot Capital, Inc.
LSFCA A, LLC	DE	100%	by AF V, LLC
LSFCA B, LLC	DE	100%	by AF VI, LLC
LSFCA C, LLC	DE	100%	by AF VII, LLC
Magma WCFF II Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
MF Master Seed Co., LLC	DE	100%	by SBC Funding, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co., LLC
Midland National Life Insurance Company	IA	100%	by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100%	by Midland National Life Insurance Company
Minerva Funding LLC	DE	100%	by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Minerva Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Minutemen Park Cayman Limited	CYM	0%	Mgmt. by Guggenheim Partners, LLC
MNL Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100%	by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
NC property holding entities	DE	100%	by Retail Investors III, LLC
Nominee Holding Company, LLC	DE	100%	by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100%	by Sammons Financial Group, Inc.
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding III, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP II, LLC	KS	100%	by Security Benefit Corporation

Name	Jurisdiction	Percent of Voting Securities Owned
Note Funding MP III, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP, LLC	KS	100%	by Security Benefit Corporation
Note Funding, LLC	KS	100%	by Security Benefit Corporation
NZC Guggenheim Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
NZCG Funding	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Optimus Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Orpheus Holdings, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Otter, Inc.	OK	100%	by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100%	by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3%	by Sammons Power Development, Inc.
PH Capital, LLC	DE	100%	by PLIC Holdings, LLC
Picton S.à r.l.	LUX	99.6%	by The Liberty Hampshire Company, LLC
Pilar Holdings, LLC	FL	88.4%	by GC Pilar Golf Investment, LLC
Pillar Capital Finance, LLC	DE	100%	by Pillar Financial, LLC
Pillar Financial, LLC	DE	24.2%	by GPFT Holdco, LLC; Mgmt. by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100%	by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Property Disposition, Inc.	DE	100%	by Sammons Financial Group, Inc.
Relationship Funding (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Retail Investors I, LLC	DE	49%	by Stonefire Investors, LLC
		51%	by Stonebridge Investors I, LLC
Retail Investors II, LLC	DE	99.5%	by Stonefire Investors, LLC; Mgmt. by Stonebridge Investors II, LLC
Retail Investors III, LLC	DE	0%	Mgmt. by Stonebridge Investors II, LLC
RHDFJ Partners, LP	TX	50%	by JLB Partners LLC
		50%	Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Rydex Fund Services, LLC	KS	100%	by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100%	by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100%	by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100%	by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100%	by Sammons Securities, Inc.
Sammons Power Development, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sammons Securities Company, LLC	DE	67.2%	by Sammons Securities, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Sammons Securities, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Sandy Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saulsbury Funding, LLC	DE	100%	by Searcy Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100%	by Security Benefit Corporation
SB Carco, LLC	KS	100%	by SB Carco Holdings, LLC
SB Custody, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB Private Investments, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB I property holding entities	DE	100%	by Retail Investors I, LLC
SB II property holding entities	DE	100%	by Retail Investors II, LLC
SB III property holding entities	DE	100%	by Retail Investors III, LLC
SBC Funding, LLC	KS	100%	by Security Benefit Corporation
SBTree, Inc.	DE	100%	by Guggenheim Partners, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	100%	by se2 Holdco, LLC
se2 Holdings, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100%	by se2 Holdings, Inc.
Searcy Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100%	by GI Holdco II LLC
Security Benefit Corporation	KS	100%	by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by Security Benefit Corporation
Security Distributors, Inc.	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by Security Benefit Corporation
Security Investors, LLC	KS	100%	by Rydex Holdings, LLC
Sentry Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
SFVII GP, LLC	DE	100%	by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8%	by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7%	by Compatriot Capital, Inc.
SL Funding, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SLBCA Holding LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5%	Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22%	by Compatriot Capital, Inc.
Solberg Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85%	by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100%	by SBTree, Inc.
SRI Ventures, LLC	DE	100%	by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Stone Secured investment entities	DE	100%	by EL Funding, LLC
Stonebridge Investors I, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors II, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonefire Investors, LLC	DE	100%	by Guggenheim Life and Annuity Company
Stony Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
TEK Financial, LLC	DE	99.5%	by Guggenheim Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Terrabyte Development, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
The Property and Casualty Reinsurance Company of Bermuda Ltd.	BMU	100%	by Guggenheim Reinsurance Holdings, LLC
theAudience, Inc.	DE	0%	Mgmt. by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Partners India GP, LLC
Ticknor Corner Holdings LLC	DE	100%	by Minerva Holdings, LLC
Ticknor Corner LLC	DE	100%	by Ticknor Corner Holdings LLC
TK property holding entities	DE	100%	by Retail Investors III, LLC
Tocqueville Capital Company B.V.	DE	100%	by The Liberty Hampshire Company, LLC
Toledo-MNG, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100%	by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100%	by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100%	by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100%	by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
UBSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
UQ 720 Partners, LP	DE	95%	by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100%	by Guggenheim Life and Annuity Company
VGH St. Louis LLC	DE	100%	by Village Green Holding LLC
Village Green Communications LLC	DE	100%	by Village Green Holding LLC
Village Green Construction LLC	DE	100%	by Village Green Holding LLC
Village Green Development Holding LLC	DE	100%	by Village Green Holding LLC
Village Green Holding LLC	DE	50%	by Compatriot Capital, Inc.
Village Green Management Company LLC	DE	100%	by Village Green Holding LLC
V-Suites LLC	DE	100%	by Village Green Holding LLC
White Plains Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100%	by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100%	by XONM LLC
XONM Capital LLC	DE	100%	by XONM LLC
XONM Funding LLC	DE	100%	by XONM Capital LLC
XONM LLC	DE	100%	by Guggenheim Mortgage Capital, LLC

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate account(s): Variable Annuity Account B and T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.

Item 27.    Number of Contract Owners

As of February 28, 2014 there were 323 owners of Qualified Contracts and 303 owners of Non-Qualified Contracts issued under Variable Annuity Account A.

Item 28.     Indemnification

The bylaws of First Security Benefit Life Insurance and Annuity Company of New York provide that the Company shall, to the extend authorized by the laws of the State of New York, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

(a)(1)
Security Distributors, Inc. (“SDI”) acts as principal underwriter of the Contracts issued under Variable Annuity Account B, which includes SecureDesigns Variable Annuity and AdvanceDesigns Variable Annuity.

(a)(2)	SDI also acts as principal underwriter for:

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)

(a)(3)	In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)

SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(4)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Michael K. Reidy	President and Chairman of the Board
	Kurt E. Auleta	Vice President, Sales Operations and Director
	Paula K. Dell	Vice President
	Justin Jacquinot	Senior Vice President, Direct Relationship
	Ken M. DiFrancesca	Vice President, Bank Markets and Director
	Ryan Johnson	Vice President
	James J. Kiley	Vice President, Education Markets
	Lorette F. Ziegler	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President, Secretary and Director
	Mark W. Turner	Vice President, Education Markets
	Kevin M. Watt	Vice President
	Donald A. Wiley	Vice President
	Carmen R. Hill	Second Vice President and Assistant Secretary
	Kenneth J. Rathke	Assistant Vice President
	Kimberley A. Brown	Assistant Vice President
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$39,0091	$33,2422	$0	N/A

1  FSBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all Contracts sold through the Separate Account.  SDI passes through to the selling broker-dealers all such amounts.
2  A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.     Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office – 800 Westchester Ave., Suite 641 N, Rye Brook, New York  10573, and at its administrative office – One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.     Management Services

All management contracts are discussed in Part A or Part B.

Item 32.     Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

(b)	Registrant undertakes that it will provide, as part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

(e)
First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(f)
Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 25th day of April 2014.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK (THE DEPOSITOR) VARIABLE ANNUITY ACCOUNT A (THE REGISTRANT)
By:	*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2014.

SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer

By:	*
Barry G. Ward, Vice President, Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Treasurer, and Director (chief accounting officer)

By:	*
John F. Guyot, Vice President, General Counsel, Secretary, and Director

By:	*
Roger S. Offermann, Director

By:	*
Anthony D. Minella, Vice President, Chief Investment Officer and Director

By:	*
Douglas G. Wolff, President and Director

By:	*
Katherine P. White, Director

*By:	/s/ CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(10)	Consent of Independent Registered Public Accounting Firm